As filed with the U.S. Securities and Exchange Commission on March 30, 2005

File No. 2-73948

File No. 811-3258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 75	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 76

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, 11th Floor, Santa Monica CA	90401
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on [Date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [Date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company and the Directors and principal officers of Dimensional Emerging Markets Value Fund Inc. also have executed this registration statement.

Title of Securities Being Registered:

U.S. LARGE COMPANY PORTFOLIO

ENHANCED U.S. LARGE COMPANY PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO

U.S. SMALL XM VALUE PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO

U.S. SMALL CAP PORTFOLIO

U.S. MICRO CAP PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL SMALL COMPANY PORTFOLIO

JAPANESE SMALL COMPANY PORTFOLIO

PACIFIC RIM SMALL COMPANY PORTFOLIO

UNITED KINGDOM SMALL COMPANY PORTFOLIO

CONTINENTAL SMALL COMPANY PORTFOLIO

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS VALUE PORTFOLIO

EMERGING MARKETS SMALL CAP PORTFOLIO

DFA ONE-YEAR FIXED INCOME PORTFOLIO

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

TAX-MANAGED U.S. EQUITY PORTFOLIO

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

VA LARGE VALUE PORTFOLIO

VA SMALL VALUE PORTFOLIO

VA INTERNATIONAL VALUE PORTFOLIO

VA INTERNATIONAL SMALL PORTFOLIO

VA SHORT-TERM FIXED PORTFOLIO

VA GLOBAL BOND PORTFOLIO

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

EMERGING MARKETS CORE EQUITY PORTFOLIO

This Post-Effective Amendment No. 75/76 to Registration File Nos. 2-73948/811-3258 includes the following:

1.	FACING PAGE (1)

2.	CONTENTS PAGE

3.	PART A — Prospectus relating to the Registrant’s U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio (Investor Class), U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio and Emerging Markets Core Equity Portfolio series of shares

4.	PART A — Prospectus relating to the Registrant’s Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio series of shares

5.	PART A — Prospectus relating to the Registrant’s VA Large Value Portfolio, VA Small Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio series of shares

6.	PART A — Prospectus relating to the Registrant’s U.S. Small Cap Value Portfolio (Class R) series of shares

7.	PART A — Prospectus (1)

8.	PART B — Statement of Additional Information relating to the Registrant’s U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio (Investor Class), U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio and Emerging Markets Core Equity Portfolio series of shares

9.	PART B — Statement of Additional Information relating to the Registrant’s Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio series of shares

10.	PART B — Statement of Additional Information relating to the Registrant’s VA Large Value Portfolio, VA Small Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio series of shares

11.	PART B — Statement of Additional Information relating to the Registrant’s U.S. Small Cap Value Portfolio (Class R) series of shares

10.	PART B — Statement of Additional Information (1)

11.	PART C — Other Information

12.	SIGNATURES

(1)	The Prospectus and Statement of Additional Information relating to the Registrant’s LWAS/DFA International High Book to Market Portfolio series of shares, dated March 30, 2005, are incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 44/45 to the Registration Statement of Dimensional Investment Group Inc., filed March 30, 2005 (File Nos. 33-33980/811-6067) pursuant to Rule 485(b) of the 1933 Act.

P R O S P E C T U S

March 30, 2005

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

The two investment companies described in this Prospectus offer a variety of investment portfolios. Each of the investment companies’ Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. DFA International Value Portfolio is offered by Dimensional Investment Group Inc. The other listed Portfolios are part of DFA Investment Dimensions Group Inc. The Portfolios described in this Prospectus:

Are generally available only to institutional investors and clients of registered investment advisors.

Do not charge sales commissions or loads.

Are designed for long-term investors, except as otherwise described in this Prospectus.

PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

DOMESTIC EQUITY SECURITIES

U.S. Large Company Portfolio	U.S. Small Cap Value Portfolio-Investor Class
Enhanced U.S. Large Company Portfolio	U.S. Small Cap Portfolio
U.S. Large Cap Value Portfolio	U.S. Micro Cap Portfolio
U.S. Small XM Value Portfolio	DFA Real Estate Securities Portfolio

INTERNATIONAL EQUITY SECURITIES

Large Cap International Portfolio	Continental Small Company Portfolio
DFA International Value Portfolio	DFA International Small Cap Value Portfolio
International Small Company Portfolio	Emerging Markets Portfolio
Japanese Small Company Portfolio	Emerging Markets Value Portfolio
Pacific Rim Small Company Portfolio	Emerging Markets Small Cap Portfolio
United Kingdom Small Company Portfolio	Emerging Markets Core Equity Portfolio

FIXED INCOME SECURITIES

DFA One-Year Fixed Income Portfolio	DFA Five-Year Global Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income
DFA Five-Year Government Portfolio	Portfolio
DFA Short-Term Municipal Bond Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolios
F The Portfolios are no- load and low cost.

The Portfolios:

•        Are generally offered to institutional investors and clients of registered investment advisers.

•        Do not charge sales commissions or “loads.”

•        Are designed for long-term investors, except as described in this Prospectus for the DFA One-Year Fixed Income Portfolio.

F    A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

Some Portfolios Have Special Structures: Certain Portfolios, called “Feeder Portfolios,” do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for each non-Feeder Portfolio and all Master Funds. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks either (i) using a market capitalization weighted approach or (ii) so the portfolio is generally diversified within the targeted asset class.

Two Portfolios managed differently are: the U.S. Large Company Portfolio, whose Master Fund is an index fund, for which its only criteria for holding a stock is whether the stock is in the S&P 500® Index, and the Enhanced U.S. Large Company Portfolio, whose Master Fund generally invests in S&P 500® futures contracts and fixed income securities.

The Advisor’s investment guidelines for certain Equity Portfolios use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

F    Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

For example, the Master Fund of the U.S. Small Cap Portfolio generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization, and the Master Fund of the U.S. Large Cap Value Portfolio generally buys stocks whose market capitalizations are in the highest 90% of total market capitalization.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

Investment Objectives, Strategies and Risks Domestic Equity Portfolios: The U.S. Large Company Portfolios U.S. Large Company Portfolio

F    About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.

•         Investment Objective: To approximate the total investment return of the S&P 500® Index.

•        Investment Strategy: Buy shares of a Master Fund that invests in S&P 500® Index stocks in approximately the proportions they are represented in the S&P 500® Index.

•        Principal Risk: Market Risk.

Enhanced U.S. Large Company Portfolio

•         Investment Objective: Outperform the S&P 500® Index.

•         Investment Strategy: Buy shares of a Master Fund that generally invests in S&P 500® Index futures and short-term fixed income obligations. The Master Fund’s investment in fixed income obligations may include securities of foreign issuers. The Master Fund hedges foreign currency risk.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows and book value.

F      In selecting value stocks, the Advisor primarily considers price relative to book value.

The U.S. Value Portfolios

U.S. Large Cap Value Portfolio

U.S. Small XM Value Portfolio

U.S. Small Cap Value Portfolio

•         Investment Objective (each Portfolio): Long-term capital appreciation.

•         Investment Strategy (each Portfolio): Buy shares of a Master Fund that purchases value stocks of U.S. companies using a market capitalization weighted approach.

•         How the Portfolios Differ: The Master Funds focus on different parts of the value stocks universe:

  —U.S. Large Cap Value Portfolio—Large capitalization stocks.

  —U.S. Small XM Value Portfolio—Small capitalization stocks, generally not purchasing the smallest micro capitalization stocks.

  —U.S. Small Cap Value Portfolio—Smaller capitalization stocks.

•         Principal Risks: Market Risk (All Portfolios) and Small Company Risk (U.S. Small XM Value Portfolio and U.S. Small Cap Value Portfolio).

The U.S. Small Company Portfolios

U.S. Small Cap Portfolio

U.S. Micro Cap Portfolio

•        Investment Objective (each Portfolio): Long-term capital appreciation.

•        Investment Strategy (each Portfolio): Buy shares of a Master Fund that purchases small company stocks using a market capitalization weighted approach.

•        How the Portfolios Differ: The Master Funds focus on different parts of the small company stocks universe:

— U.S. Small Cap Portfolio—Stocks of small and very small companies.

— U.S. Micro Cap Portfolio—Stocks of very small companies.

•        Principal Risks: Market Risk and Small Company Risk.

DFA Real Estate Securities Portfolio

•        Investment Objective: Long-term capital appreciation

•        Investment Strategy: Invest in publicly traded real estate investment trusts (“REITS”) using a market capitalization weighted approach.

•        Principal Risks: Market Risk and Risks of Concentrating in the Real Estate Industry.

F The International Equity Portfolios and Master Funds do not hedge their foreign currency risks.

International Equity Portfolios:

Large Cap International Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase stocks of large, non-U.S. companies using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

DFA International Value Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that purchases value stocks of large non-U.S. companies using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

The International Small Company Portfolios

International Small Company Portfolio

Japanese Small Company Portfolio

Pacific Rim Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

•        Investment Objective (each Portfolio): Long-term capital appreciation.

•        Investment Strategy of the International Small Company Portfolio: Buy shares of the Master Funds of the other International Small Company Portfolios.

•        Investment Strategy of each other International Small Company Portfolio: Buy shares of a Master Fund that uses a market capitalization weighted approach to purchase small company stocks of a specific country or region.

•        Principal Risks: Market Risk, Small Company Risk and Foreign Securities and Currencies Risk.

DFA International Small Cap Value Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase value stocks of small non-U.S. companies using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk, Small Company Risk and Foreign Securities and Currencies Risk.

F Emerging Markets are countries with less developed economies not yet at the level of the world’s mature economies.

The Emerging Markets Portfolios

Emerging Markets Portfolio

Emerging Markets Value Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Core Equity Portfolio

•        Investment Objective (each Portfolio): Long-term capital appreciation.

•        Investment Strategy:

— Emerging Markets Portfolio—Buy shares of a Master Fund that purchases stocks of larger emerging markets companies.

— Emerging Markets Value Portfolio—Buy shares of a Master Fund that purchases value stocks of emerging markets companies.

— Emerging Markets Small Cap Portfolio—Buy shares of a Master Fund that purchases stocks of smaller emerging markets companies.

— Emerging Markets Core Equity Portfolio—Purchase a broad portfolio of emerging markets companies with an increased exposure to small capitalization and value companies.

•        Principal Risks: Market Risk, Emerging Markets Risk, Foreign Securities and Currencies Risk and Small Company Risk.

Fixed Income Portfolios:

DFA One-Year Fixed Income Portfolio

•        Investment Objective: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.

•        Investment Strategy: Buy shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities with an average maturity of one year or less. The Master Fund may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry under certain conditions.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk and Risks of Banking Concentration.

DFA Two-Year Global Fixed Income Portfolio

•        Investment Objective: Maximize total returns consistent with preservation of capital.

•        Investment Strategy: Buy shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Master Fund also plans to invest significantly in the banking industry if particular conditions occur. The Master Fund hedges foreign currency risks.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk, Foreign Securities and Currencies Risk and Risks of Banking Concentration.

DFA Five-Year Government Portfolio

•        Investment Objective: Maximize total returns from the universe of debt obligations of the U.S. government and U.S. government agencies.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in five years or less. The Portfolio may also enter into repurchase agreements backed by U.S. government securities.

•        Principal Risks: Market Risk, Interest Rate Risk and Credit Risk.

DFA Five-Year Global Fixed Income Portfolio

•        Investment Objective: Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio hedges foreign currency risks.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk and Foreign Securities and Currencies Risk.

DFA Intermediate Government Fixed Income Portfolio

•        Investment Objective: Earn current income consistent with preservation of capital.

•        Investment Strategy: Invest in high quality, low-risk obligations of the U.S. government and its agencies with maturities of between five and fifteen years.

•        Principal Risks: Market Risk, Interest Rate Risk and Credit Risk.

DFA Short-Term Municipal Bond Portfolio

•        Investment Objective: Provide current income that is exempt from federal personal income taxes and to preserve investors’ principal.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. The Portfolio will have an average dollar-weighted portfolio maturity of three years or less.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk and Municipal Securities Risk.

Principal Risks

Market Risk (all Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (Enhanced U.S. Large Company Portfolio, International Equity Portfolios, DFA Two-Year Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Small Company Risk (U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, The U.S. Small Company Portfolios, The International Small Company Portfolios and The Emerging Markets Portfolios): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Risks of Concentrating in the Real Estate Industry (DFA Real Estate Securities Portfolio): The DFA Real Estate Securities Portfolio is concentrated in the real estate industry. The DFA Real Estate Securities Portfolio’s exclusive focus on the real estate industry may cause its risk to approximate the general risks of direct real estate ownership. Its performance may be materially different from the broad U.S. equity market.

Emerging Markets Risk (The Emerging Markets Portfolios): Numerous emerging market countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

Interest Rate Risk (Fixed Income Portfolios): Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk (Fixed Income Portfolios): Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a Master Fund’s or Portfolio’s performance. While securities directly issued or guaranteed by the U.S. Treasury and agencies and instrumentalities that are backed by the full faith and credit of the U.S. government present little credit risk, securities issued or guaranteed by other agencies or instrumentalities or by private issuers may have greater credit risks. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration (DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio): Each of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of The DFA One-Year Fixed Income Series and/or The DFA Two-Year Global Fixed Income Series (and in turn the DFA One-Year Fixed Income Portfolio and/or the DFA Two-Year Global Fixed Income Portfolio) to changes in the performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the Portfolios’ values to fluctuate.

Municipal Securities Risk (DFA Short-Term Municipal Bond Portfolio): The DFA Short-Term Municipal Bond Portfolio is designed to be a low-risk investment. However, the Portfolio’s performance may be adversely affected by certain risks. In addition to interest rate risk and credit risk described above, the Portfolio is subject to income risk, which is the risk that falling interest rates will cause the Portfolio’s income to decline. The DFA Short-Term Municipal Bond Portfolio may also be affected by: call risk, which is the risk that during periods of falling interest rates, a bond issuer will call or repay a higher-yielding bond before its maturity date; and tax liability risk, which is the risk of noncompliant conduct by a bond issuer, resulting in distributions by the Portfolio being taxable to shareholders as ordinary income. Finally, there is legislative or regulatory risk, which is the risk that new federal or state legislation may adversely affect the tax-exempt status of securities held by the Portfolio, or that there could be an adverse interpretation by the Internal Revenue Service or state tax authorities.

Other Risk

Derivatives (All Portfolios, except the U.S. Micro Cap Portfolio, U.S. Small Cap Portfolio, International Small Company Portfolio, DFA One-Year Fixed Income Portfolio and DFA Five-Year Government Portfolio):

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. DFA Two-Year Global Fixed Income Portfolio, Enhanced U.S. Large Company Portfolio and DFA Five-Year Global Fixed Income Portfolio use foreign currency contracts to hedge foreign currency risks. In an attempt to achieve its investment objectives, the Enhanced U.S. Large Company Portfolio uses index swap agreements and stock index futures to hedge against changes in securities prices. DFA Short-Term Municipal Bond Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Each Portfolio (or with respect to a Feeder Portfolio, its Master Fund) may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on a Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio uses index swap agreements and stock index futures to attempt to achieve its investment objectives. When a Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Other Information

Securities Lending:

Non-Feeder Portfolios and Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:

Each Portfolio and Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year, and ten year (or since inception, if shorter) returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Prior to March 30, 2002, reimbursement fees were charged to purchasers of shares of certain Portfolios and paid to the Portfolios to offset costs incurred by the Portfolios when investing the proceeds from the sale of their shares. These reimbursement fees are reflected in the historical performance for these Portfolios presented in the Tables.

Performance information is not available for the Emerging Markets Core Equity Portfolio because it is new.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

The expenses in the following table are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2004.

Annual Fund Operating Expenses (as a % of average net assets)	Management Fee	Other Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense or (Recovery) Assumption*	Net Expenses
U.S. Large Company Portfolio(1)(2)	0.24%	0.06%	0.30%	0.15%	0.15%
Enhanced U.S. Large Company Portfolio(1)(3)	0.20%	0.17%	0.37%	0.00%	0.37%
U.S. Large Cap Value Portfolio(1)	0.25%	0.07%	0.32%	N/A	0.32%
U.S. Small XM Value Portfolio(1)(2)	0.40%	0.08%	0.48%	(0.02)%	0.50%
U.S. Small Cap Value Portfolio(1)	0.50%	0.06%	0.56%	N/A	0.56%
U.S. Small Cap Portfolio(1)	0.35%	0.06%	0.41%	N/A	0.41%
U.S. Micro Cap Portfolio(1)	0.50%	0.06%	0.56%	N/A	0.56%
DFA Real Estate Securities Portfolio	0.30%	0.09%	0.39%	N/A	0.39%
Large Cap International Portfolio	0.25%	0.16%	0.41%	N/A	0.41%
DFA International Value Portfolio(1)	0.40%	0.11%	0.51%	N/A	0.51%
International Small Company Portfolio(4)	0.50%	0.19%	0.69%	0.00%	0.69%
Japanese Small Company Portfolio(1)(5)	0.50%	0.29%	0.79%	0.06%	0.73%
Pacific Rim Small Company Portfolio(1)(5)	0.50%	0.46%	0.96%	0.16%	0.80%
United Kingdom Small Company Portfolio(1)(5)	0.50%	0.54%	1.04%	0.30%	0.74%
Continental Small Company Portfolio(1)(5)	0.50%	0.37%	0.87%	0.14%	0.73%
DFA International Small Cap Value Portfolio	0.65%	0.13%	0.78%	N/A	0.78%
Emerging Markets Portfolio(1)(2)	0.50%	0.24%	0.74%	0.00%	0.74%
Emerging Markets Value Portfolio(1)	0.50%	0.27%	0.77%	N/A	0.77%
Emerging Markets Small Cap Portfolio(1)	0.65%	0.39%	1.04%	N/A	1.04%
Emerging Markets Core Equity Portfolio(6)	0.55%	0.60%	1.15%	N/A	1.15%
DFA One-Year Fixed Income Portfolio(1)	0.15%	0.05%	0.20%	N/A	0.20%
DFA Two-Year Global Fixed Income Portfolio(1)	0.15%	0.08%	0.23%	N/A	0.23%
DFA Five-Year Government Portfolio	0.20%	0.07%	0.27%	N/A	0.27%
DFA Five-Year Global Fixed Income Portfolio	0.25%	0.09%	0.34%	N/A	0.34%
DFA Intermediate Government Fixed Income Portfolio	0.10%	0.07%	0.17%	N/A	0.17%
DFA Short-Term Municipal Bond Portfolio(7)	0.20%	0.13%	0.33%	0.03%	0.30%

*	Pursuant to a Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio and DFA Short-Term Municipal Bond Portfolio, the Advisor has agreed to waive certain fees and/or assume certain expenses of the Portfolios, as described in the footnotes below. The Fee Waiver and Expense Assumption Agreement for each Portfolio will remain in effect through April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

(1)	Feeder Portfolio. The “Management Fee” includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect payment of a Feeder Portfolio’s portion of the expenses of its Master Fund.

(2)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement.

(3)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the Enhanced U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and indirect expenses to exceed 0.45% of its average net assets on an annualized basis. The Enhanced U.S. Large Company Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement.

(4)	With respect to the International Small Company Portfolio, the amount set forth under “Management Fee” reflects its portion of the management fee of each corresponding International Master Fund, which is equal to 0.10% of the average net assets of such Master Fund on an annual basis; the amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” also reflect the indirect payment of a portion of the expenses of the International Master Funds. Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s direct expenses to exceed 0.45% of its average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement.

(5)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of such Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement.

(6)	The Emerging Markets Core Equity Portfolio is a new Portfolio; therefore, the “Other Expenses” listed are annualized expenses based on anticipated fees and expenses payable by the Portfolio through the fiscal year ending November 30, 2005.

(7)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio’s expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Large Company(1)	$15	$81	$154	$366
Enhanced US Large Company	$38	$119	$208	$468
U.S. Large Cap Value	$33	$103	$180	$406
U.S. Small XM Value(1)	$51	$156	$271	$606
U.S. Small Cap Value	$57	$179	$313	$701
U.S. Small Cap	$42	$132	$230	$518
U.S. Micro Cap	$57	$179	$313	$701
DFA Real Estate Securities	$40	$125	$219	$493
Large Cap International	$42	$132	$230	$518
DFA International Value	$52	$164	$285	$640
International Small Company	$70	$221	$384	$859
Japanese Small Company(1)	$75	$246	$433	$972
Pacific Rim Small Company(1)	$82	$290	$515	$1,163
United Kingdom Small Company(1)	$76	$301	$545	$1,244
Continental Small Company	$75	$264	$468	$1,060
DFA International Small Cap Value	$80	$249	$433	$966
Emerging Markets	$76	$237	$411	$918
Emerging Markets Value	$79	$246	$428	$954
Emerging Markets Small Cap	$106	$331	$574	$1,271
Emerging Markets Core Equity Portfolio(2)	$117	$365	N/A	N/A
DFA One-Year Fixed Income	$20	$64	$113	$255
DFA Two-Year Global Fixed Income	$24	$74	$130	$293
DFA Five-Year Government	$28	$87	$152	$343
DFA Five-Year Global Fixed Income	$35	$109	$191	$431
DFA Intermediate Government Fixed Income	$17	$55	$96	$217
DFA Short-Term Municipal Bond(1)	$31	$103	$182	$415

(1)	The costs for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio and DFA Short-Term Municipal Bond Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

(2)	Because the Emerging Markets Core Equity Portfolio is new, the Example is based on the anticipated expenses for the Portfolio for the current fiscal year and does not extend over five- and ten- year periods.

With respect to the Feeder Portfolios and International Small Company Portfolio, the table summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2004, the following Portfolios and Master Funds received the following net revenues from a securities lending program (see “SECURITIES LOANS”), which constituted a percentage of the average daily net assets of the Portfolio or Master Fund:

Portfolio/Master Fund	Net Revenue	Percentage of Net Assets
U.S. Large Company Portfolio*	$133,000	0.01%
U.S. Large Cap Value Series**	$375,000	0.01%
U.S. Small XM Value Series**	$64,000	0.03%
U.S. Small Cap Value Series**	$2,385,000	0.05%
U.S. Small Cap Series**	$1,132,000	0.06%
U.S. Micro Cap Series**	$2,778,000	0.10%
DFA Real Estate Securities Portfolio	$49,000	0.00%
Large Cap International Portfolio	$539,000	0.08%
Japanese Small Company Portfolio*	$195,000	0.41%
Pacific Rim Small Company Portfolio*	$43,000	0.17%
Continental Small Company Portfolio*	$47,000	0.17%
DFA International Value Series**	$2,413,000	0.11%
DFA International Small Cap Value Portfolio	$2,133,000	0.13%
International Small Company Portfolio*	$2,682,000	0.21%

*	A Portfolio with corresponding Master Fund(s) taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund(s) that was received by the Portfolio.

**	A Master Fund taxed as a corporation in which a Feeder Portfolio invests. “Net Revenue” reflects the total securities lending revenue generated by the Feeder Portfolio’s Master Fund.

HIGHLIGHTS

Management and Administrative Services

The Advisor serves as investment advisor to each Master Fund and each of the Portfolios, except the Feeder Portfolios. The Advisor provides each Feeder Portfolio and International Small Company Portfolio with certain administrative services. See “MANAGEMENT OF THE FUNDS.”

Purchase, Valuation and Redemption of Shares

Shares of the Portfolios are sold at net asset value. The redemption price of the shares of the Portfolios is also equal to the net asset value of their shares.

The value of the shares issued by each Feeder Portfolio and International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Fund(s) in which such Portfolios invest. The value of the shares issued by all other Portfolios will fluctuate in relation to their own investment experience. Unlike shares of money market funds, the shares of DFA One-Year Fixed Income Portfolio (like the other Fixed Income Portfolios) will tend to reflect fluctuations in interest rates because the corresponding Master Fund in which the Portfolio invests does not seek to stabilize the price of its shares by use of the “amortized cost” method of securities valuation. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

U.S. LARGE COMPANY PORTFOLIO

Investment Objective and Policies

U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The Portfolio invests all of its assets in The U.S. Large Company Series (the “U.S. Large Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks most of which are traded on the New York Stock Exchange (“NYSE”). Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Series’ assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If the U.S. Large Company Series changes this investment policy, U.S. Large Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The U.S. Large Company Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the U.S. Large Company Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Large Company Series may enter into futures contracts and options on futures contracts for U.S. equity securities and indices.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series’ shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Series may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio and the U.S. Large Company Series, see “STANDARD & POOR’S—INFORMATION AND DISCLAIMERS.”

ENHANCED U.S. LARGE COMPANY PORTFOLIO

Investment Objective and Policies

Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500® Index. The Portfolio invests all of its assets in The Enhanced U.S. Large Company Series of the Trust (the “Enhanced U.S. Large Company Series”). The Enhanced U.S. Large Company Series will have the same investment objective and policies as the Portfolio. The Enhanced U.S. Large Company Series may invest in all of the stocks represented in the S&P 500® Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies that invest in stock indices. The Series generally invests in S&P 500® futures contracts and fixed income obligations. The Enhanced U.S. Large Company Series may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500® Index (such instruments whether or not based on the S&P 500® Index hereinafter collectively referred to as “Index Derivatives”). The S&P 500® Index is comprised of a broad and diverse group of stocks most of which are traded on the NYSE. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers stocks that comprise the S&P 500® Index to be those of large companies. As a non-fundamental policy, under normal circumstances, the Enhanced U.S. Large Company Series will invest at least 80% of its net assets in short-term fixed income obligations that are overlaid by futures, swaps and other derivatives of the S&P 500® Index to create exposure to the performance of large U.S. companies. Alternatively, the Series may invest at least 80% of its net assets directly in securities of large companies. If the Enhanced U.S. Large

Company Series changes this investment policy, Enhanced U.S. Large Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Enhanced U.S. Large Company Series may invest all of its assets in Index Derivatives. Certain of these Index Derivatives are speculative and may subject the Portfolio to additional risks. Assets of the Enhanced U.S. Large Company Series not invested in S&P 500® Index or Index Derivatives may be invested in short-term fixed income obligations including: U.S. government obligations, U.S. government agency obligations, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, foreign government and agency obligations, supranational organization obligations, foreign issuer obligations and eurodollar obligations. For a description of these fixed income investments and credit quality requirements, see “INVESTMENT OBJECTIVES AND POLICIES—FIXED INCOME PORTFOLIOS—Description of Investments.”

The Enhanced U.S. Large Company Series may also invest in shares of money market mutual funds. In addition, the Enhanced U.S. Large Company Series may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. Investments by the Series in shares of investment companies are limited by the federal securities laws and regulations governing mutual funds. The Series’ investments in the securities of other investment companies, including ETFs, may involve the duplication of certain fees and expenses.

The percentage of assets of the Enhanced U.S. Large Company Series that will be invested in S&P 500® Index stocks, Index Derivatives and fixed income investments may vary from time to time, within the discretion of the Advisor and according to restraints imposed by the federal securities laws and regulations governing mutual funds. The Enhanced U.S. Large Company Series will maintain a segregated account consisting of liquid assets (or, as permitted by applicable interpretations of the Securities and Exchange Commission (the “SEC”), enter into offsetting positions) to cover its open positions in Index Derivatives to avoid leveraging by the Series.

The Enhanced U.S. Large Company Series will enter into positions in futures and options on futures only to the extent such positions are permissible with respect to applicable rules of the Commodity Futures Trading Commission without registering the Series or the Trust as a commodity pool operator. In addition, the Enhanced U.S. Large Company Series may not be able to utilize Index Derivatives to the extent otherwise permissible or desirable because of constraints imposed by the Internal Revenue Code of 1986, as amended (the “Code”), or by unanticipated illiquidity in the marketplace for such instruments.

It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Enhanced U.S. Large Company Series will invest in such options only to the extent consistent with its 15% limit on investment in illiquid securities.

STANDARD & POOR’S—INFORMATION AND DISCLAIMERS

Neither the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio (the “Large Company Portfolios”), nor the U.S. Large Company Series or the Enhanced U.S. Large Company Series (the “Large Company Master Funds”) are sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Large Company Portfolios or the Large Company Master Funds or any member of the public regarding the advisability of investing in securities generally or in the Large Company Portfolios or the Large Company Master Funds particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Large Company Portfolios or the Large Company Master Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Large Company Portfolios or the Large Company Master Funds. S&P has no obligation to take the needs of the Large Company Portfolios, the Large Company Master Funds or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Large Company Portfolios or the Large Company Master Funds or the issuance or sale of the Large Company Portfolios or the Large Company Master Funds or in the determination or calculation of the equation by which the Large Company Portfolios or the Large Company Master Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Large Company Portfolios or the Large Company Master Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

U.S. VALUE PORTFOLIOS

Investment Objectives and Policies

The investment objective of each of these Portfolios is to achieve long-term capital appreciation. U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio and U.S. Small Cap Value Portfolio will pursue their investment objectives by investing all of their assets in The U.S. Large Cap Value Series (the “Large Cap Value Series”), The U.S. Small XM Value Series (the “XM Value Series”) and The U.S. Small Cap Value Series (the “Small Cap Value Series”) of the Trust, respectively. These series are collectively called the “Value Master Funds.” Each Value Master Fund has the same investment objective and policies as the corresponding U.S. Value Portfolio. Ordinarily, each of the Value Master Funds will invest its assets in a broad and diverse group of readily marketable common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Large Cap Value Series generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock are eligible for investment by a Value Master Fund. As of December 31, 2004, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1,856 million or above. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Small Cap Value Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. As of December 31, 2004, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1,422 million, or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Small Cap Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Small Cap Value Series changes this investment policy, U.S. Small Cap Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The XM Value Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the range of the lowest 2.5% to 12.5% by capitalization of total market capitalization to be small cap companies. “XM” in the name of the XM Value Series indicates that the Series generally will not purchase securities of the smallest micro cap companies, that is, those companies whose market capitalizations are in the lowest 2.5% of total market capitalization, although the Series may hold such securities. As of December 31, 2004, generally, the market capitalization of a company in the lowest 2.5% to 12.5% of total market capitalization was approximately between $459 million and $2,417 million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the XM Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the XM Value Series changes this investment policy, U.S. Small XM Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

As of the date of this Prospectus, the following chart indicates the general market capitalization buy ranges for each of the U.S. Value Portfolios:

The Value Master Funds may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Funds’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Value Master Funds may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. The XM Value Series also may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Portfolio Construction

The Value Master Funds will purchase securities that are listed on the principal U.S. national securities exchanges or traded on the over-the-counter market. Each of the Value Master Funds uses a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

On not less than a semi-annual basis, for each Value Master Fund, the Advisor will calculate the book to market ratio necessary to determine those companies whose stock may be eligible for investment.

Portfolio Transactions

The Value Master Funds do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described above under “Portfolio Construction,” generally it is the intention of the Value Master Funds to invest in the securities of eligible companies using a market capitalization weighted approach.

The Large Cap Value Series may sell portfolio securities when the issuer’s market capitalization falls substantially below that of the issuer with the minimum market capitalization that is then eligible for purchase by that Series. Each of the XM Value and Small Cap Value Series may sell portfolio securities when the issuer’s market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization that is then eligible for investment by those Series.

In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratios fall substantially below those of the security with the lowest such ratio that is then eligible for purchase by that Series. The XM Value and Small Cap Value Series may also sell portfolio securities in the same circumstances, however, each of those Series anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuers’ book to market ratios.

The total market capitalization ranges, and the value criteria used by the Advisor for the Value Master Funds, as described above, generally apply at the time of purchase by the Value Master Funds. The Value Master Funds are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—All Portfolios” in this Prospectus.

U.S. SMALL COMPANY PORTFOLIOS

Investment Objectives and Policies

Each U.S. Small Company Portfolio, and the U.S. Small Cap and U.S. Micro Cap Series of the Trust (the “U.S. Small Company Master Funds”), have an investment objective to achieve long-term capital appreciation. The U.S. Small Company Portfolios provide investors with access to securities portfolios consisting of small U.S. companies. Company size will be determined for purposes of these Master Funds on the basis of a company’s market capitalization, which will be calculated by multiplying the price of a company’s stock by the number of its shares of outstanding common stock.

U.S. Small Cap Portfolio

U.S. Small Cap Portfolio invests all of its assets in The U.S. Small Cap Series of the Trust (the “Small Cap Series”), which has the same investment objective and policies as the Portfolio. The Small Cap Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by a U.S. Small Company Master Fund. As of December 31, 2004, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1,422 million, or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Small Cap Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Small Cap Series changes this investment policy, U.S. Small Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Small Cap Series may invest in securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. Generally, it is the intention of the Small Cap Series to invest in common stock of eligible companies using a market capitalization weighted approach. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” In addition, the Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof, together with the value of all other illiquid investments, may not exceed 15% of the value of the Small Cap Series’ net assets at the time of purchase.

U.S. Micro Cap Portfolio

U.S. Micro Cap Portfolio pursues its investment objective by investing all of its assets in The U.S. Micro Cap Series of the Trust (the “Micro Cap Series”). The Micro Cap Series generally will invest in a broad and diverse group of the common stocks of micro cap companies traded on a principal U.S. exchange or on the over- the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 4% of total market capitalization to be micro cap companies. As of December 31, 2004, generally, the market capitalization of a company in the lowest 4% of total market capitalization was approximately $708 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Micro Cap Series will invest at least 80% of its net assets in securities of U.S. micro cap companies. If the Micro Cap Series changes this investment policy, U.S. Micro Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Micro Cap Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. There is some overlap in the companies in which the Micro Cap Series and the Small Cap Series invest. Generally, it is the intention of the Micro Cap Series to invest in the stock of eligible companies using a market capitalization weighted approach. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The Micro Cap Series is authorized to invest in privately placed convertible debentures, and the value thereof, together with the value of all other illiquid investments, may not exceed 10% of the value of the Micro Cap Series’ net assets at the time of purchase. The Micro Cap Series also may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

For the discussion of portfolio construction and portfolio transactions for the U.S. Small Company Portfolios, see “SMALL COMPANY MASTER FUNDS—Portfolio Construction.”

As of the date of this Prospectus, the following chart indicates the general market capitalization buy ranges for each of the U.S. Small Company Portfolios:

DFA REAL ESTATE SECURITIES PORTFOLIO

Investment Objective and Policies

The investment objective of DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The Portfolio will concentrate investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property.

The Portfolio will invest in shares of real estate investment trusts (“REITS”). REITS pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITS can generally be classified as Equity REITS, Mortgage REITS and Hybrid REITS. Equity REITS invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITS can also realize capital gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITS and Mortgage REITS. At the present time, the Portfolio intends to invest only in Hybrid REITS and Equity REITS.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. If the Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, AMEX and over-the-counter market. In addition, the Portfolio is authorized to lend its portfolio securities (see “SECURITIES LOANS”), and to use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for U.S. equity securities and indicies.

Portfolio Construction

The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of all companies in the sectors of the real estate industry described above as being presently eligible for investment. It is the intention of the Portfolio to invest in the securities of eligible companies using a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

While a company’s stock may meet the applicable criteria described above, the stock may not be purchased by the Portfolio if, at the time of purchase, in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition that could result in the company no longer being considered principally engaged in the real estate business or if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate given other conditions.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. See “REDEMPTION OF SHARES.” Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the Portfolio’s schedule of eligible investments to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this Prospectus.

INTERNATIONAL PORTFOLIOS—COUNTRIES

As of the date of this Prospectus, the International Master Funds and Portfolios are authorized to invest in the countries listed in the tables below. The Advisor will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in a Portfolio and characteristics of each country’s markets. The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the countries listed below. Also, a Portfolio or International Master Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

DEVELOPED MARKETS

Countries	Large Cap International Portfolio	DFA International Value Series	Japanese Small Company Series	Pacific Rim Small Company Series	U.K. Small Company Series	Continental Small Company Series	DFA International Small Cap Value Portfolio
Australia	Invests	Invests	NA	Invests	NA	NA	Invests
Austria	Invests	Invests	NA	NA	NA	Invests	Invests
Belgium	Invests	Invests	NA	NA	NA	Invests	Invests
Denmark	Invests	Invests	NA	NA	NA	Invests	Invests
Finland	Invests	Invests	NA	NA	NA	Invests	Invests
France	Invests	Invests	NA	NA	NA	Invests	Invests
Germany	Invests	Invests	NA	NA	NA	Invests	Invests
Greece	Invests	Invests	NA	NA	NA	Invests	Invests
Hong Kong	Invests	Invests	NA	Invests	NA	NA	Invests
Ireland	Invests	Invests	NA	NA	NA	Invests	Invests
Italy	Invests	Invests	NA	NA	NA	Invests	Invests
Japan	Invests	Invests	Invests	NA	NA	NA	Invests
Netherlands	Invests	Invests	NA	NA	NA	Invests	Invests
New Zealand	Invests	Invests	NA	Invests	NA	NA	Invests
Norway	Invests	Invests	NA	NA	NA	Invests	Invests
Portugal	Invests	Invests	NA	NA	NA	Invests	Invests
Singapore	Invests	Invests	NA	Invests	NA	NA	Invests
Spain	Invests	Invests	NA	NA	NA	Invests	Invests
Sweden	Invests	Invests	NA	NA	NA	Invests	Invests
Switzerland	Invests	Invests	NA	NA	NA	Invests	Invests
United Kingdom	Invests	Invests	NA	NA	Invests	NA	Invests

EMERGING MARKETS

Countries	Emerging Markets Series	Emerging Markets Value Fund	Emerging Markets Small Cap Series	Emerging Markets Core Equity Portfolio
Argentina	***	***	***	***
Brazil	Invests	Invests	Invests	Invests
Chile	Invests	Invests	NA	Invests
Czech Republic	Invests	Invests	NA	Invests
Hungary	Invests	Invests	Invests	Invests
India	Invests	Invests	Invests	Invests
Indonesia	Invests	Invests	Invests	Invests
Israel	Invests	Invests	Invests	Invests
Malaysia	Invests	Invests	Invests	Invests
Mexico	Invests	Invests	Invests	Invests
Philippines	Invests	Invests	Invests	Invests
Poland	Invests	Invests	Invests	Invests
South Africa	Invests	Invests	Invests	Invests
South Korea	Invests	Invests	Invests	Invests
Taiwan	Invests	Invests	Invests	Invests
Thailand	Invests	Invests	Invests	Invests
Turkey	Invests	Invests	Invests	Invests

***	Not currently authorized for new purchases.

LARGE CAP INTERNATIONAL PORTFOLIO

Investment Objective and Policies

The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation by investing in the stocks of non-U.S. large companies. Under normal market conditions, the Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts.

The Portfolio intends to invest in the stocks of large companies in Europe, Australia and the Far East. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2004, on an aggregate basis for the Large Cap International Portfolio, the Advisor considered large companies to be those companies with a market capitalization of at least $819 million. This threshold will vary by country or region. For example, as of December 31, 2004, the Advisor considered a large company in the European Monetary Union (the “EMU”) to have a market capitalization of at least $1,873 million, a large company in Australia to have a market capitalization of at least $1,198 million, and a large company in Hong Kong to have a market capitalization of at least $1,250 million. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, Large Cap International Portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the Portfolio invests. If Large Cap International Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Portfolio intends to purchase securities in each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the Portfolio may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Large Cap International Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Large Cap International Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

DFA INTERNATIONAL VALUE PORTFOLIO

Investment Objective and Policies

The investment objective of DFA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio invests all of its assets in The DFA International Value Series of the Trust (the “International Value Series”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Under normal market conditions, the International Value Series intends to invest its assets in companies organized, having a majority of their assets in, or deriving a majority of their operating income in, at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts.

The International Value Series intends to invest in the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of December 31, 2004, on an aggregate basis for the International Value Series, the Advisor considered large companies to be those companies with a market capitalization of at least $819 million. This threshold will vary by country or region. For example, as of December 31, 2004, the Advisor considered a large company in the EMU to have a market capitalization of at least $1,873 million, a large company in Australia to have a market capitalization of at least $1,198 million, and a large company in Hong Kong to have a market capitalization of at least $1,250 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalization of eligible large companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The International Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the International Value Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Value Series may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

INTERNATIONAL SMALL COMPANY PORTFOLIOS

Investment Objectives and Policies

The International Small Company Portfolio, and the Japanese Small Company, Pacific Rim Small Company, United Kingdom Small Company and Continental Small Company Series of the Trust (the latter four being referred to hereinafter as the “International Small Company Master Funds”) each have an investment objective to achieve long-term capital appreciation. The International Small Company Portfolios provide investors with access to securities portfolios consisting of small Japanese, United Kingdom, European and Pacific Rim companies. Company size will be determined for purposes of these Portfolios and Master Funds on the basis of a company’s market capitalization, which will be calculated by multiplying the number of outstanding shares of the company by the price per share of the company’s stock.

International Small Company Portfolio

The International Small Company Portfolio seeks to achieve its investment objective by investing virtually all of its assets in up to four International Small Company Master Funds in such relative proportions as determined by the Advisor from time to time. For a complete description of the investment objectives and policies, portfolio structure and transactions for each International Small Company Master Fund, see “INTERNATIONAL SMALL COMPANY PORTFOLIOS—Japanese Small Company Portfolio; Pacific Rim Small Company Portfolio; United Kingdom Small Company Portfolio; and Continental Small Company Portfolio.” The International Small Company Portfolio is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Japanese, United Kingdom, European and Pacific Rim small companies.

As of the date of this Prospectus, the International Small Company Portfolio invests in the shares of the International Small Company Master Funds within the following percentage ranges:

International Small Company Master Funds	Investment Range
Japanese Small Company	15-40%
Pacific Rim Small Company	0-25%
United Kingdom Small Company	15-35%
Continental Small Company	25-50%

The allocation of the assets of International Small Company Portfolio to be invested in the International Small Company Master Funds will be determined by the Advisor on at least a semi-annual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the International Small Company Master Funds. The Advisor will calculate the market capitalizations for each International Small Company Master Fund in the manner described under “INTERNATIONAL SMALL COMPANY PORTFOLIOS—Japanese Small Company Portfolio; Pacific Rim Small Company Portfolio; United Kingdom Small Company Portfolio; and Continental Small Company Portfolio.” The Advisor expects to change the relative weights ascribed to each International Small Company Master Fund, based on its updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred. To maintain target weights during the period, adjustments may be made by applying future purchases by International Small Company Portfolio in proportion necessary to rebalance the investment portfolio of the Portfolio. As of December 31, 2004, the target allocations for investment by the Portfolio in the International Small Company Master Funds were: Japanese Small Company Series—30%; United Kingdom Small Company Series—20%; Continental Small Company Series—34%; and Pacific Rim Small Company Series—16%. The Advisor may change the target allocations from time to time in its sole discretion. As of the date of this Prospectus, the target allocations noted above may not reflect current allocations. As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the International Small Company Master Funds, will invest at least 80% of its net assets in securities of small companies. If the International Small Company Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Japanese Small Company Portfolio

Japanese Small Company Portfolio invests all of its assets in The Japanese Small Company Series of the Trust (the “Japanese Series”), which has the same investment objective and policies as the Portfolio. The Japanese Series generally will invest in a broad and diverse group of readily marketable stocks of Japanese small companies which are traded in the Japanese securities markets. The Japanese Series also may invest in securities of Japanese companies listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The Advisor measures company size based primarily on market capitalization. The Advisor first ranks eligible companies listed on selected exchanges in Japan by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Japan. As of December 31, 2004, the Advisor considered Japanese small companies to be those companies with a market capitalization below $880 million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Japanese Series will invest at least 80% of its net assets in securities of Japanese small companies. If the Japanese Series changes this investment policy, Japanese Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Japanese Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Japanese Series intends to invest in the stock of eligible companies using a market capitalization weighted approach. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The Japanese Series may invest in ETFs and similarly structured pooled investments that provide exposure to the Japanese equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Japanese Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Japanese Series may enter into futures contracts and options on futures contracts for Japanese equity securities and indices or other equity market securities and indices, including those of the United States.

Pacific Rim Small Company Portfolio

Pacific Rim Small Company Portfolio invests all of its assets in The Pacific Rim Small Company Series of the Trust (the “Pacific Rim Series”), which has the same investment objective and policies as the Portfolio. The Pacific Rim Series generally will invest in stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. The Pacific Rim Series also may invest in securities of eligible companies listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The Advisor measures company size on a country specific basis and based primarily on market capitalization. In the countries authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Pacific Rim Series with respect to each country authorized for investment. This threshold will vary by country. As of December 31, 2004, the Advisor considered Pacific Rim small companies to be those companies with a market capitalization below $1,198 million in Australia, $1,250 million in Hong Kong, $819 million in New Zealand and $921 million in Singapore. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Pacific Rim Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. If the Pacific Rim Series changes this investment policy, Pacific Rim Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Pacific Rim Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Pacific Rim Series intends to invest in eligible companies using a market capitalization weighted approach. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Pacific Rim Series of holdings in a particular country. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The Pacific Rim Series may invest in ETFs and similarly structured pooled investments that provide exposure to Pacific Rim equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Pacific Rim Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Pacific Rim Series may enter into futures contracts and options on futures contracts for Pacific Rim equity securities and indices or other equity market securities and indices, including those of the United States.

United Kingdom Small Company Portfolio

United Kingdom Small Company Portfolio invests all of its assets in The United Kingdom Small Company Series of the Trust (the “United Kingdom Series”), which has the same investment objective and policies as the Portfolio. The United Kingdom Series generally will invest in a broad and diverse group of readily marketable stocks of United Kingdom small companies which are traded principally on the London Stock Exchange. The United Kingdom Series also may invest in securities of United Kingdom companies listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The Advisor measures company size based primarily on the market capitalization of companies in the United Kingdom. The Advisor first ranks eligible companies listed on selected exchanges in the United Kingdom. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in the United Kingdom. As of December 31, 2004, the Advisor considered United Kingdom small companies to be those companies with a market capitalization below $1,434 million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the United Kingdom Series will invest at least 80% of its net assets in securities of United Kingdom small companies. If the United Kingdom Series changes this investment policy, United Kingdom Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The United Kingdom Series will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000. The United Kingdom Series intends to invest in stock of eligible companies using a market capitalization weighted approach. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The United Kingdom Series may invest in ETFs and similarly structured pooled investments that provide exposure to the United Kingdom equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The United Kingdom Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The United Kingdom Series may enter into futures contracts and options on futures contracts for United Kingdom equity securities and indices or other equity market securities and indices, including those of the United States.

Continental Small Company Portfolio

Continental Small Company Portfolio invests all of its assets in The Continental Small Company Series of the Trust (the “Continental Series”), which has the same investment objective and policies as the Portfolio. The Continental Series generally will invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries (see the list of countries under “INTERNATIONAL PORTFOLIOS—Countries” above). The Continental Series will invest in securities of eligible companies listed on bona fide securities exchanges or traded on the over-the-counter markets in continental Europe. The Continental Series also may invest in eligible companies listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Continental Series with respect to each country or region. As of December 31, 2004, on an aggregate basis for the Continental Series, the Advisor considered small companies to be those companies with a market capitalization below $2,554 million. This threshold will vary by country or region. For example, as of December 31, 2004, the Advisor considered a small company in the EMU to have a market capitalization below $1,873 million, a small company in Denmark to have a market capitalization below $1,381 million, and a small company in Sweden to have a market capitalization below $1,478 million. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Continental Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. If the Continental Series changes this investment policy, Continental Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Continental Series does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Continental Series intends to invest in the stock of eligible companies using a market capitalization approach. The Advisor may in its discretion either limit further investments in a particular country or divest the Continental Series of holdings in a particular country. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The Continental Series may invest in ETFs and similarly structured pooled investments that provide exposure to the continental European equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Continental Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Continental Series may enter into futures contracts and options on futures contracts for continental European equity securities and indices or other equity market securities and indices, including those of the United States.

SMALL COMPANY MASTER FUNDS

Portfolio Construction

Each U.S. Small Company Master Fund and International Small Company Master Fund (collectively the “Small Company Master Funds”) intends to invest in the securities of eligible companies using a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” The following discussion applies to the investment policies of the Small Company Master Funds.

The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (iii) a significant portion of the issuer’s securities are closely held, or (iv) the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate given other conditions. Further, securities of REITs will not be acquired (except as part of a merger, consolidation or acquisition of assets.)

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Investment Objectives and Policies

The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in the stocks of small non-U.S. companies that the Investment Committee of the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book to market ratio. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for measuring value are subject to change from time to time.

The Portfolio intends to invest in the stocks of small companies in countries with developed markets. Under normal market conditions, the Portfolio intends to invest its assets in value stocks of small companies, organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. Currently no more than 40% of the Portfolio’s assets is invested in such companies in any one country, and if this changes, a supplement to this prospectus will disclose such change. The Portfolio invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts.

The Advisor measures company size on a country or region specific basis and primarily based on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2004, on an aggregate basis for the International Small Cap Value Series, the Advisor considered small companies to be those companies with a market capitalization below $2,554 million. This threshold will vary by country or region. For example, as of December 31, 2004, the Advisor considered a small company in the EMU to have a market capitalization below $1,873 million, a small company in Hong Kong to have a market capitalization below $1,250 million, and a small company in Australia to have a market capitalization below $1,198 million. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. If the DFA International Small Cap Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Portfolio intends to invest in the stock of eligible companies using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the Portfolio may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

EMERGING MARKETS PORTFOLIO,

EMERGING MARKETS VALUE PORTFOLIO,

EMERGING MARKETS SMALL CAP PORTFOLIO AND

EMERGING MARKETS CORE EQUITY PORTFOLIO

Investment Objectives and Policies

The investment objective of both the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio invests all of its assets in The Emerging Markets Series of the Trust (the “Emerging Markets Series”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Small Cap Portfolio invests all of its assets in The Emerging Markets Small Cap Series of the Trust (the “Emerging Markets Small Cap Series”), which has the same investment objective and policies as the Portfolio. The investment objective of the Dimensional Emerging Markets Value Fund Inc. (the “Emerging Markets Value Fund”) is to seek long-term capital growth through investment primarily in emerging market equity securities. The Emerging Markets Value Portfolio invests all of its assets in the Emerging Markets Value Fund, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series, the Emerging Markets Small Cap Series and the Emerging Markets Value Fund are referred to collectively as the “Emerging Markets Master Funds.” The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. Each of the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). See the list of current countries authorized under “INTERNATIONAL PORTFOLIOS—COUNTRIES” above. Each Emerging Markets Master Fund and the Emerging Markets Core

Equity Portfolio invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of International Depository Receipts or American Depository Receipts.

The Emerging Markets Series of the Trust will seek to purchase a broad market coverage of larger companies within each Approved Market. This Series will attempt to own shares of companies whose aggregate overall share of the Approved Market’s total public market capitalization is at least in the upper 40% of such capitalization. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies. As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging market investments that are defined in this Prospectus as Approved Market securities. If the Emerging Markets Series changes this investment policy, Emerging Markets Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Emerging Markets Small Cap Series of the Trust will seek to purchase a broad market coverage of smaller companies within each Approved Market. As a non-fundamental policy, under normal circumstances, the Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are defined in this Prospectus as Approved Market securities of small companies. If the Emerging Markets Small Cap Series changes this investment policy, Emerging Markets Small Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. This Series will attempt to own shares of companies whose market capitalizations are less than $2.5 billion. On a periodic basis, the Advisor will review the holdings of the Emerging Markets Small Cap Series and determine which, at the time of such review, are no longer considered small emerging market companies.

The Emerging Markets Value Fund seeks to achieve its objective by investing in emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities. If the Emerging Markets Value Fund changes this investment policy, the Emerging Markets Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Emerging Markets Value Fund’s policy is to seek to achieve its investment objective by investing in emerging market equity securities across all market capitalizations, and specifically those which are deemed by the Advisor to be value stocks at the time of purchase, as described above.

Each Emerging Markets Master Fund may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets, restrictions on purchases by foreigners, and each Emerging Markets Master Fund’s policy not to invest more than 25% of its assets in any one industry.

The Emerging Markets Core Equity Portfolio will seek to purchase a broad and diverse group of securities, with an increased exposure to securities of small cap issuers and securities that it considers to be “value” securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in this prospectus as Approved Market securities. If the Emerging Markets Core Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Emerging Markets Core Equity Portfolio may not invest in all such companies or Approved Markets described below, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Portfolio’s policy not to invest more than 25% of its assets in any one industry.

Approved Market securities are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Markets equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (h) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities.

In determining what countries have emerging markets with respect to the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio, the data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation, among other factors, may be considered. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Value Fund and the Emerging Markets Core Equity Portfolio.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements) and money market mutual funds. In addition, each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although each Emerging Markets Master Fund does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances and the Emerging Markets Core Equity Portfolio does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances. Each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio may also invest in ETFs and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity.

The Emerging Markets Master Funds and Emerging Markets Core Equity Portfolio also may invest up to 10% of their total assets in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for an Emerging Markets Master Fund or the Emerging Markets Core Equity Portfolio to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

The Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

Portfolio Construction

The Emerging Markets Series’ and Emerging Markets Small Cap Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

The Emerging Markets Core Equity Portfolio seeks broad market diversification with an increased exposure to securities of small cap issuers and securities that it considers to be “value” securities. The Advisor will not utilize “fundamental” securities research techniques in identifying securities selections for the Emerging Markets Core Equity Portfolio.

Even though a company’s stock may meet the applicable market capitalization criterion for a Series or the Emerging Markets Value Fund’s or Emerging Markets Core Equity Portfolio’s criterion for investment, it may not be included for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Code). To this extent, there will be the exercise of discretion and consideration by the Advisor in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Emerging Markets Value Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the Advisor will prepare lists of eligible value stocks that are eligible for investment. Such list will be revised no less than semi-annually.

The Emerging Markets Master Funds do not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in an Emerging Markets Master Fund do pay dividends. It is anticipated, therefore, that the Emerging Markets Master Funds will receive dividend income.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio

The investment objective of DFA One-Year Fixed Income Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The DFA One-Year Fixed Income Portfolio invests all of its assets in The DFA One-Year Fixed Income Series of the Trust (the “One-Year Fixed Income Series”), which has the same investment objective and policies as the Portfolio. The One-Year Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the One-Year Fixed Income Series will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. If the One-Year Fixed Income Series changes this investment policy, DFA One-Year Fixed Income Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Series principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see “Investments in the Banking Industry”).

DFA Two-Year Global Fixed Income Portfolio

The investment objective of DFA Two-Year Global Fixed Income Portfolio is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Portfolio invests all of its assets in The DFA Two-Year Global Fixed Income Series of the Trust (the “Two-Year Global Fixed Income Series”). The Two-Year Global Fixed Income Series will have the same investment objective and policies as the Portfolio. The Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments,” securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Series intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

As a non-fundamental policy, under normal circumstances, the Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the Two-Year Global Fixed Income Series changes this investment policy, DFA Two-Year Global Fixed Income Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Because many of the Series’ investments will be denominated in foreign currencies, the Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see “Investment in the Banking Industry”).

DFA Five-Year Government Portfolio

The investment objective of DFA Five-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies. Ordinarily, the Portfolio will invest its assets in U.S. government obligations and U.S. government agency obligations. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. If the DFA Five-Year Government Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio will also acquire repurchase agreements. The Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

DFA Five-Year Global Fixed Income Portfolio

The investment objective of DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper rated as set forth in “Description of Investments” and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Global Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement. If the DFA Five-Year Global Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. The Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

DFA Intermediate Government Fixed Income Portfolio

The investment objective of DFA Intermediate Government Fixed Income Portfolio is to earn current income consistent with preservation of capital. Ordinarily, the Portfolio will invest its assets in non-callable obligations issued or guaranteed by the U.S. government and U.S. government agencies, AAA-rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage-backed securities are considered callable, such securities will not be included in the Portfolio.

Generally, the Portfolio will purchase securities with maturities of between five and fifteen years. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, of between seven to ten years. In any event, as a non-fundamental policy, under normal circumstances, the DFA Intermediate Government Fixed Income Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average portfolio maturity of between three and ten years. If the DFA Intermediate Government Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. It is expected that one of the benefits of the Portfolio will be that in a period of steeply falling interest rates, the Portfolio should perform well because of its average weighted maturity and the high quality and non-callable nature of its investments.

The Portfolio may invest more than 5% of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolio also may invest in futures contracts on U.S. Treasury securities or options on such contracts for the purposes of remaining fully invested and maintaining liquidity to pay redemptions. However, the Portfolio will not purchase futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

Description of Investments of the Fixed Income Portfolios and Series Other than the DFA Short-Term Municipal Bond Portfolio

The following is a description of the categories of investments that may be acquired by the Fixed Income Portfolios (other than the DFA Short-Term Municipal Bond Portfolio) and by the One-Year Fixed Income and Two-Year Global Fixed Income Series:

Permissible Categories:
DFA One-Year Fixed Income Series	1-8
DFA Two-Year Global Fixed Income Series	1-10
DFA Five-Year Government Portfolio	1,2,6
DFA Five-Year Global Fixed Income Portfolio	1-10
DFA Intermediate Government Fixed Income Portfolio	1,2,6,7,8

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3.    Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s Investors Service, Inc. (“Moody’s”) or A1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5.    Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P, and having a maximum maturity of nine months.

6.    Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9.    Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

10.    Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

The categories of investments that may be acquired by each of the Fixed Income Portfolios (other than DFA Intermediate Government Fixed Income Portfolio) and the One-Year Fixed Income and Two-Year Global Fixed Income Series may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. The Feeder Portfolios that invest in the above Master Funds, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, each have the same policy. This policy can only be changed by a vote of shareholders. Investments in the Master Funds will not be considered investments in the banking industry so that a Feeder Portfolio may invest all or substantially all of its assets in its respective Master Fund. When investment in such obligations exceeds 25% of the total net assets of any of these Master Funds, such Master Fund will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, neither the One-Year Fixed Income Series nor the Two-Year Global Fixed Income Series are concentrating their investments in this industry.

The types of bank and bank holding company obligations in which the One-Year Fixed Income Series and DFA Two-Year Global Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet each Series’ established credit rating criteria as stated under “Description of Investments.” In addition, both Series are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Series will be chosen with a view to maximizing anticipated returns, net of trading costs.

The One-Year Fixed Income Series, Two-Year Global Fixed Income Series, DFA Five-Year Government Portfolio and DFA Five-Year Global Fixed Income Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio, the One-Year Fixed Income Series or the Two-Year Global Fixed Income Series will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets.

The DFA Five-Year Global Fixed Income Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily, the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor’s judgement, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

DFA Short-Term Municipal Bond Portfolio

The investment objective of DFA Short-Term Municipal Bond Portfolio is to provide current income that is exempt from federal personal income taxes and to preserve investors’ principal. The Portfolio will invest primarily in investment grade municipal securities. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in securities whose interest is subject to the federal alternative minimum tax. Generally, the Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater returns are available, and in variable rate demand notes with longer maturities. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of three years or less.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts.

At least 75% of the assets of the DFA Short-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (Aaa, Aa and A for Moody’s or AAA, AA and A for S&P) with regard to investments in bonds, and rated MIG1, MIG2 or MIG3 by Moody’s or SP-1 or SP-2 by S&P with regard to investments in notes. No more than 20% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, for bonds, are rated Baa (by Moody’s) or BBB (by S&P), and for notes, are rated MIG4 by Moody’s or SP-3 by S&P. The remaining 5% of the Portfolio’s assets may be invested in securities with lower credit ratings or that are unrated.

The DFA Short-Term Municipal Bond Portfolio may purchase certain municipal securities that are insured. The Portfolio may invest in municipal securities secured by mortgages on single-family homes and multi-family projects. The Portfolio may purchase tax-exempt municipal securities on a “when-issued” basis. With when-issued securities, the Portfolio agrees to purchase securities at a certain price, even if the market price of the securities at the time of delivery is higher or lower than the agreed-upon purchase price. The Portfolio may use bond (interest rate) futures and options contracts, credit swaps, interest rate swaps and other types of derivatives.

The DFA Short-Term Municipal Bond Portfolio may also invest in ETFs and similarly structured pooled investments to gain exposure to the municipal bond market pending investment in municipal bonds.

Portfolio Strategy

The DFA Short-Term Municipal Bond Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade municipal securities. The holding period for assets of the DFA Short-Term Municipal Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

PORTFOLIO TURNOVER

The Enhanced U.S. Large Company and DFA Two-Year Global Fixed Income Portfolios engage in frequent trading of portfolio securities. The DFA One-Year Fixed Income Portfolio, DFA Five-Year Government Portfolio and DFA Five-Year Global Fixed Income Portfolio may engage in frequent trading of portfolio securities. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

PORTFOLIO TRANSACTIONS—ALL EQUITY PORTFOLIOS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

SECURITIES LOANS

All of the Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Feeder Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Portfolio or Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio or Master Fund. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s or Master Fund’s total assets. In connection with such loans, a Portfolio or Series will receive collateral consisting generally of cash or U.S. government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. In addition, the Portfolios and Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund” and collectively the “Funds”), Emerging Markets Value Fund or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of each Small Company Portfolio and Master Fund, the Large Cap International Portfolio, the DFA Real Estate Securities Portfolio, each Value Master Fund, the International Value Series and the DFA International Small Cap Value Portfolio involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. (The XM Value Series may purchase common stocks in the bottom 2.5% of total market capitalization at times when it is advantageous to do so.) In addition, securities eligible for purchase or otherwise represented in a Portfolio or Master Fund may be acquired in exchange for the issuance of shares. See “PURCHASE OF SHARES—In Kind Purchases.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio or Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

MANAGEMENT OF THE FUNDS

The Advisor serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Each of the portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has ten members. Investment decisions for all non-feeder Portfolios and all Master Funds are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers and trading personnel with respect to the category of portfolios indicated. For this reason, the Advisor has identified these coordinating individuals as those primarily responsible for the day-to-day management of the portfolios:

Domestic equity portfolios	Robert T. Deere
International equity portfolios	Karen E. Umland
Fixed income portfolios	David A. Plecha

Mr. Deere is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

Ms. Umland is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

Mr. Plecha is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

The Funds’ Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolios (except the Feeder Portfolios and International Small Company Portfolio) and the Master Funds and International Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2004, see “ANNUAL FUND OPERATING EXPENSES.”

The Funds and the Master Funds bear all of their own costs and expenses, including: services of their independent registered certified public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain Portfolios. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Master Fund on the basis of its relative net assets.

The Advisor was organized in May 1981 and is engaged in the business of providing investment management services. As of the date of this Prospectus, assets under management total approximately $64 billion. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) (see “Investment Services—United Kingdom and Continental Small Company Series”) and DFA Australia Limited (“DFA Australia”) (see “Investment Services—Japanese and Pacific Rim Small Company Series”).

Investment Services—Japanese and Pacific Rim Small Company Series

Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia, Level 29 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for Japanese and Pacific Rim Small Company Series. DFA Australia’s duties include the maintenance of a trading desk for each Series and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Japanese and Pacific Rim Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series.

Investment Services—United Kingdom and Continental Small Company Series

Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 100 Pall Mall, London, SW1Y 5NQ, England, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the United Kingdom and Continental Small Company Series. DFAL’s duties include the maintenance of a trading desk for the Series and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the United Kingdom and Continental Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Series. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

Consulting Services—Large Cap International Portfolio, DFA International Value Series, DFA International Small Cap Value Portfolio, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund

The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the DFA International Value Series, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends from net investment income of Domestic and International Equity Portfolios are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually after November 30. The Large Cap International Portfolio also makes an additional dividend distribution from net investment income in November of each year. Net investment income, which is accrued daily, will be distributed monthly (except for January) by DFA One-Year Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio, and quarterly by DFA Intermediate Government Fixed Income, DFA Two-Year Global Fixed Income, DFA Five-Year Global Fixed Income Portfolios and DFA Five-Year Government Portfolio. Any net realized capital gains of the Fixed Income Portfolios will be distributed annually after the end of the fiscal year.

Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, the shareholder selects one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Net Investment Income Distribution
Portfolio/Master Fund	Quarterly	Monthly
Domestic Equity
U.S. Large Company	X
Enhanced U.S. Large Company	X
U.S. Large Cap Value	X
U.S. Small XM Value	X
U.S. Small Cap Value	X
U.S. Small Cap	X
U.S. Micro Cap	X
DFA Real Estate Securities	X

International Equity
Large Cap International	X
DFA International Value	X
International Small Company	X
Japanese Small Company	X
Pacific Rim Small Company	X
United Kingdom Small Company	X
Continental Small Company	X
DFA International Small Cap Value	X
Emerging Markets	X
Emerging Markets Value	X
Emerging Markets Small Cap	X
Emerging Markets Core Equity	X

Fixed Income
DFA One-Year Fixed Income*		X
DFA Two-Year Global Fixed Income	X
DFA Five-Year Government	X
DFA Five-Year Global Fixed Income	X
DFA Intermediate Government Fixed Income	X
DFA Short-Term Municipal Bond Portfolio*		X

*	Net investment income will be distributed each month, except January.

Certain investments by the Portfolios (or their corresponding Master Funds) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, corporate investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the corporate dividends received deduction.

Whether paid in cash or additional shares and regardless of the length of time a Portfolio’s shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gains rates, so long as the investor meets certain holding period requirements. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Funds as to the U.S. federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

Certain Portfolios may be subject to foreign withholding taxes on income from foreign securities. For the Portfolios that invest their assets in Master Funds that hold foreign securities and are organized as partnerships for federal income tax purposes (including the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, and the various Emerging Markets Portfolios and Non-Feeder Portfolios), if more than 50% in value of the total assets of the Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio, and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code. The other Portfolios that invest their assets in Master Funds organized as corporations will not be permitted to pass through a credit or deduction for foreign withholding taxes that they pay.

In the case of the DFA Short-Term Municipal Bond Portfolio, most Portfolio distributions will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). Because of this tax exemption, the Portfolio may not be a suitable investment for retirement plans and other tax-exempt investors.

In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are also exempt from that state’s personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Exempt-interest dividends are taken into account when determining the taxable portion of a shareholder’s social security or railroad retirement benefits.

The DFA Short-Term Municipal Bond Portfolio may invest a portion of its assets in securities that pay income that is not tax-exempt. The Portfolio may also distribute to shareholders any market discount and net short-term capital gains from the sale of its portfolio securities. If a shareholder is a taxable investor, distributions by the Portfolio from this income are taxable to the shareholder as ordinary income and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals.

The DFA Short-Term Municipal Bond Portfolio may also realize net long-term capital gains and distribute these gains to shareholders as capital gain distributions. These distributions will be taxable to shareholders as long-term capital gains no matter how long shareholders have owned their shares.

Distributions of ordinary income and capital gains from the DFA Short-Term Municipal Bond Portfolio are taxable whether received in cash or in additional shares.

Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. For Portfolios other than the DFA Short-Term Municipal Bond Portfolio, any loss incurred on sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Any loss incurred on the sale or exchange of the DFA Short-Term Municipal Bond Portfolio’s shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to shareholders and any remaining loss will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions and on sales of shares of a Portfolio. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

For non-U.S. investors, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income generally will not be subject to U.S. withholding tax, provided the shareholder certifies that they are a non-U.S. investor.

A Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers.

You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

PURCHASE OF SHARES

Cash Purchases

Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio) or, with regard to purchases of the DFA International Value Portfolio, for the account of Dimensional Investment Group Inc. (DFA International Value Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio (other than the DFA International Value Portfolio) by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916. To purchase shares of the DFA International Value Portfolio, investors should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., at the above address.

Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Funds. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or their corresponding Master Funds) or otherwise represented in their portfolios as described in this Prospectus or in exchange for local currencies in which such securities of the

International Equity Portfolios, the International Value Series, Enhanced U.S. Large Company Series, DFA Two- Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are denominated. Securities and local currencies accepted by the Funds for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio or DFA Five-Year Global Fixed Income Portfolio with local currencies should first contact the Advisor for wire instructions.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio or Master Fund, may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction, however, this last limitation does not apply to DFA Five-Year Global Fixed Income Portfolio or the International Small Company Portfolio. The Funds will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios and Master Funds may be more susceptible to the risks of short-term trading than other Portfolios and Master Funds. The nature of the holdings of the International Portfolios and Master Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s or Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because an International Portfolio or its Master Fund, if applicable, has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio and/or the Master Fund calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolio calculates its net asset value. The U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio, the U.S. Micro Cap Portfolio and their respective Master Funds also may be subject to arbitrage market timing because the Master Funds have significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Master Funds calculate their net asset values due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Funds (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring; and (ii) use of fair value pricing.

The Funds, Dimensional and their agents monitor selected trades and flows of money in and out of the Portfolios in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. As a result of this monitoring, Dimensional may ask a shareholder to stop such activities or refuse to process purchase orders or exchange orders in the shareholder’s account.

The Funds reserve the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase orders for any reason, without prior notice, particularly purchase orders that the Funds believe are made on behalf of market timers. The Funds, Dimensional and their agents reserve the right to reject any purchase request made by an investor indefinitely if the Funds or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the best interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control. In addition, these procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The DFA One-Year Fixed Income Portfolio (the “One-Year Portfolio”) is managed for both long-term investors and investors who may invest in the One-Year Portfolio on a short-term basis. Dimensional and DFA Investment Dimensions Group Inc. may allow more frequent purchases and sales of shares by an investor in the One-Year Portfolio than in the shares of other Portfolios, in circumstances where the investor’s trading activity is not excessive and overly disruptive to the Portfolio and portfolio management strategies or undertaken for prohibited purposes (including market timing). Permitting investors to purchase shares of the One-Year Portfolio for short-term purposes may increase the costs of the Portfolio and negatively impact the performance of the Portfolio.

The ability to monitor trades that are through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors (“Intermediaries”), is severely limited. Omnibus accounts aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. In addition, some Intermediaries may be unable, or unwilling, to abide by any Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The Funds seek compliance by Intermediaries with the policies by requesting that the Intermediaries from time to time identify to the Funds those investors known to the Intermediaries to have investment horizons inconsistent with those of the Portfolios.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios and International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Portfolios and Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolios and Master Funds are valued at the last quoted sale price of the day. Securities held by the Portfolios and Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios and Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open- end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the non-feeder Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios and the Series do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolios and Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors or Trustees, than would a fund that holds a smaller number of securities. The Small Cap Series and Micro Cap Series are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Portfolios and Master Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Portfolios and Master Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the

Portfolios and Master Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio or Master Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Portfolios and Master Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio or Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio or Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio or Master Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the International Equity Portfolios (in respect to those Portfolios that are Feeder Portfolios and International Small Company Portfolio, the Master Funds), DFA International Value Series, Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio, or Master Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Equity Portfolios and Master Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Master Funds do not price their shares, the net asset values of the International Equity Portfolios and such Master Funds may change on days when shareholders will not be able to purchase or redeem shares.

Most Portfolios and Master Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading. The Japanese Small Company Portfolio, U.K. Small Company Portfolio and Continental Small Company Portfolio are each closed on days that the foreign securities exchange(s) on which their portfolio securities are principally traded are closed. Purchase and redemption orders for shares of such Portfolios or Master Funds will not be accepted on those days.

Certain of the securities holdings of the Emerging Markets Series, Emerging Markets Small Cap Series, the Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund or Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Master Fund is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases.

EXCHANGE OF SHARES

Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. or, in the case of the DFA International Value Portfolio, to Dimensional Investment Group Inc., as follows:

Attn: Client Operations

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain other portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of other portfolios of Dimensional Investment Group Inc.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent (or by an

Intermediary or a Sub-designee, if applicable), or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if a Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Funds reserve the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Funds reserve the right to redeem a shareholder’s account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash, when in the best interests of the Portfolio. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios reserve the right to redeem their shares in the currencies in which their investments (and, in respect of the Feeder Portfolios and International Small Company Portfolio, the currencies in which the corresponding Master Funds’ investments) are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company and the Dimensional Emerging Markets Value Fund Inc. at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund. By investing in shares of the International Master Funds, International Small Company Portfolio will indirectly bear its pro rata share of the operating expenses, management expenses and brokerage costs of such Master Funds, as well as the expense of operating the Portfolio.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund corresponding to the U.S. Small Cap, U.S. Micro Cap, Enhanced U.S. Large Company, DFA One-Year Fixed Income, DFA Two-Year Global Fixed Income, U.S. Small XM Value, U.S. Small Cap Value, U.S. Large Cap Value, DFA International Value and Emerging Markets Value Portfolios may constitute a taxable exchange for federal income tax purposes, resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such a Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio and Master Fund generally will disclose up to its 25 largest portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Master Fund, as of the most recent month-end, online at the Advisor’s public website, www.dfaus.com, within 20 days after the end of each month. Each Portfolio and Master Fund also generally will disclose its complete portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements (other than Emerging Markets Core Equity Portfolio), is included in the annual reports. Further information about each Portfolio’s performance is contained in the annual reports, which are available upon request. No annual report exists for the Emerging Markets Core Equity Portfolio since it has not yet begun operations, therefore no financial performance is included for this Portfolio.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$31.16	$27.56	$33.51	$38.70	$41.08

Income From Investment Operations
Net Investment Income (Loss)	0.61	0.47	0.42	0.42	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	3.31	3.57	(5.95)	(5.19)	(2.16)

Total From Investment Operations	3.92	4.04	(5.53)	(4.77)	(1.73)

Less Distributions
Net Investment Income	(0.49)	(0.44)	(0.42)	(0.42)	(0.40)
Net Realized Gains	—	—	—	—	(0.25)
Tax Return of Capital	—	—	—	—	—

Total Distributions	(0.49)	(0.44)	(0.42)	(0.42)	(0.65)

Net Asset Value, End of Period	$34.59	$31.16	$27.56	$33.51	$38.70

Total Return	12.68%	14.90%	(16.64)%	(12.41)%	(4.33)%

Net Assets, End of Period (thousands)	$1,440,869	$1,017,265	$775,769	$851,921	$1,037,593
Ratio of Expenses to Average Net Assets*	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of previously waived fees)*	0.30%	0.30%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.92%	1.66%	1.43%	1.16%	1.02%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	2%	8%	11%	8%	8%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of the Master Fund Series.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$8.42	$7.41	$8.91	$11.91	$15.12

Income From Investment Operations
Net Investment Income (Loss)	0.09	0.10	0.16	0.06	1.46
Net Gains (Losses) on Securities (Realized and Unrealized)	0.94	1.02	(1.52)	(1.27)	(2.00)

Total From Investment Operations	1.03	1.12	(1.36)	(1.21)	(0.54)

Less Distributions
Net Investment Income	(0.10)	(0.11)	(0.14)	(0.68)	(1.26)
Net Realized Gains	—	—	—	(0.75)	(1.41)
Tax Return of Capital	—	—	—	(0.36)	—

Total Distributions	(0.10)	(0.11)	(0.14)	(1.79)	(2.67)

Net Asset Value, End of Period	$9.35	$8.42	$7.41	$8.91	$11.91

Total Return	12.28%	15.39%	(15.40)%	(11.90)%	(4.84)%

Net Assets, End of Period (thousands)	$221,744	$141,489	$101,329	$90,780	$89,878
Ratio of Expenses to Average Net Assets*	0.37%	0.36%	0.37%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of previously waived fees)*	0.37%	0.36%	0.37%	0.39%	0.40%
Ratio of Net Investment Income to Average Net Assets	0.95%	1.32%	2.00%	0.36%	10.58%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	125%	138%	183%	122%	71%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of the Master Fund Series.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$16.14	$13.63		$16.97	$18.36	$20.09

Income From Investment Operations
Net Investment Income (Loss)	0.16	0.20		0.19	0.29	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	3.28	2.50		(1.51)	1.46	0.10

Total From Investment Operations	3.44	2.70		(1.32)	1.75	0.46

Less Distributions
Net Investment Income	(0.21)	(0.19)		(0.21)	(0.30)	(0.36)
Net Realized Gains	—	—		(1.81)	(2.84)	(1.83)

Total Distributions	(0.21)	(0.19)		(2.02)	(3.14)	(2.19)

Net Asset Value, End of Period	$19.37	$16.14		$13.63	$16.97	$18.36

Total Return	21.48%	20.10%		(8.77)%	10.83%	2.85%

Net Assets, End of Period (thousands)	$2,630,361	$1,709,428		$1,176,711	$1,166,611	$1,245,177
Ratio of Expenses to Average Net Assets*	0.32%	0.31	%(a)	0.32%	0.31%	0.33%
Ratio of Net Investment Income to Average Net Assets	0.89%	1.46	%(a)	1.25%	1.59%	1.97%
Portfolio Turnover Rate	N/A	N/A		N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	7%	7%		9%	6%	26%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of the Master Fund Series.

(a)	The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets for the year ended November 30, 2003 have been restated from 0.30% to 0.31% and 1.34% to 1.46%, respectively, due to a clerical error.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Small XM Value Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Feb. 23 to Nov. 30, 2000
Net Asset Value, Beginning of Period	$15.14	$12.41	$13.03	$11.06	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.86	0.05	0.07	0.14	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.88	4.12	0.18	2.38	0.91

Total From Investment Operations	3.74	4.17	0.25	2.52	1.06

Less Distributions
Net Investment Income	(0.90)	(0.09)	(0.12)	(0.18)	—
Net Realized Gains	(0.89)	(1.35)	(0.75)	(0.37)	—

Total Distributions	(1.79)	(1.44)	(0.87)	(0.55)	—

Net Asset Value, End of Period	$17.09	$15.14	$12.41	$13.03	$11.06

Total Return	27.36%	38.43%	1.77%	23.77%	10.60	%#

Net Assets, End of Period (thousands)	$159,325	$96,924	$66,954	$69,130	$67,638
Ratio of Expenses to Average Net Assets**	0.50%	0.47%	0.50%	0.47%	0.50	%*
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of previously waived fees)**	0.48%	0.48%	0.52%	0.47%	0.85	%*
Ratio of Net Investment Income to Average Net Assets	0.27%	0.41%	0.73%	1.03%	8.77	%*
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	38%	43%	34%	8%	26	%(a)

*	Annualized

#	Non-Annualized

**	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of the Master Fund Series.

N/A	Refer to the Master Fund Series.

(a)	For the year ended November 30, 2000.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio—Investor Class
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$23.26	$17.70	$21.11	$18.79	$19.17

Income From Investment Operations
Net Investment Income (Loss)	0.30	0.08	0.08	0.12	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	5.73	7.21	0.19	3.95	1.11

Total From Investment Operations	6.03	7.29	0.27	4.07	1.23

Less Distributions
Net Investment Income	(0.38)	(0.07)	(0.12)	(0.13)	(0.10)
Net Realized Gains	(1.20)	(1.66)	(3.56)	(1.62)	(1.51)
Tax Return of Capital	—	—	—	—	—

Total Distributions	(1.58)	(1.73)	(3.68)	(1.75)	(1.61)

Net Asset Value, End of Period	$27.71	$23.26	$17.70	$21.11	$18.79

Total Return	27.46%	45.92%	0.71%	23.47%	6.99%

Net Assets, End of Period (thousands)	$5,795,166	$4,209,747	$2,972,651	$2,914,661	$2,633,943
Ratio of Expenses to Average Net Assets*	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.04%	0.46%	0.42%	0.54%	0.60%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	26%	35%	30%	13%	32%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Small Cap Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$16.52	$11.97	$14.43	$14.27	$14.68

Income From Investment Operations
Net Investment Income (Loss)	0.05	0.06	0.07	0.09	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	2.67	4.65	(1.16)	1.57	0.78

Total From Investment Operations	2.72	4.71	(1.09)	1.66	0.86

Less Distributions
Net Investment Income	(0.10)	(0.07)	(0.08)	(0.09)	(0.08)
Net Realized Gains	—	(0.09)	(1.29)	(1.41)	(1.19)
Tax Return of Capital	(0.01)	—	—	—	—

Total Distributions	(0.11)	(0.16)	(1.37)	(1.50)	(1.27)

Net Asset Value, End of Period	$19.13	$16.52	$11.97	$14.43	$14.27

Total Return	16.59%	39.89%	(8.73)%	12.70%	6.09%

Net Assets, End of Period (thousands)	$2,137,970	$1,134,027	$646,872	$784,278	$585,873
Ratio of Expenses to Average Net Assets*	0.41%	0.42%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	0.22%	0.52%	0.47%	0.62%	0.63%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	16%	16%	34%	13%	38%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$13.34	$9.07	$11.09	$11.93	$12.54

Income From Investment Operations
Net Investment Income (Loss)	0.19	0.03	0.03	0.05	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	1.93	4.40	(0.29)	1.59	0.61

Total From Investment Operations	2.12	4.43	(0.26)	1.64	0.65

Less Distributions
Net Investment Income	(0.22)	(0.02)	(0.05)	(0.05)	(0.04)
Net Realized Gains	(0.18)	(0.14)	(1.71)	(2.43)	(1.22)

Total Distributions	(0.40)	(0.16)	(1.76)	(2.48)	(1.26)

Net Asset Value, End of Period	$15.06	$13.34	$9.07	$11.09	$11.93

Total Return	16.34%	49.69%	(3.31)%	17.22%	5.36%

Net Assets, End of Period (thousands)	$3,214,520	$2,622,847	$1,609,472	$1,606,367	$1,443,412
Ratio of Expenses to Average Net Assets*	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.06%	0.25%	0.24%	0.41%	0.34%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	27%	19%	19%	14%	37%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Real Estate Securities Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$18.80	$14.91	$15.02	$13.51	$11.50

Income From Investment Operations
Net Investment Income (Loss)	0.62	0.64	0.54	0.82	0.76
Net Gains (Losses) on Securities (Realized and Unrealized)	4.47	4.08	0.18	1.49	1.90

Total From Investment Operations	5.09	4.72	0.72	2.31	2.66

Less Distributions
Net Investment Income	(0.71)	(0.75)	(0.75)	(0.80)	(0.65)
Net Realized Gains	(0.16)	(0.08)	(0.08)	—	—

Total Distributions	(0.87)	(0.83)	(0.83)	(0.80)	(0.65)

Net Asset Value, End of Period	$23.02	$18.80	$14.91	$15.02	$13.51

Total Return	29.44%	33.48%	5.36%	17.76%	24.49%

Net Assets, End of Period (thousands)	$1,308,898	$783,405	$413,264	$283,732	$210,231
Ratio of Expenses to Average Net Assets	0.39%	0.41%	0.42%	0.43%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.61%	4.19%	4.71%	5.55%	6.06%
Portfolio Turnover Rate	6%	2%	2%	6%	7%

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Large Cap International Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$14.65	$12.10	$13.90	$17.30	$19.41

Income From Investment Operations
Net Investment Income (Loss)	0.31	0.25	0.22	0.25	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	2.86	2.51	(1.79)	(3.38)	(1.96)

Total From Investment Operations	3.17	2.76	(1.57)	(3.13)	(1.73)

Less Distributions
Net Investment Income	(0.51)	(0.21)	(0.23)	(0.22)	(0.21)
Net Realized Gains	—	—	—	(0.05)	(0.17)

Total Distributions	(0.51)	(0.21)	(0.23)	(0.27)	(0.38)

Net Asset Value, End of Period	$17.31	$14.65	$12.10	$13.90	$17.30

Total Return	22.09%	23.32%	(11.50)%	(18.42)%	(9.19)%

Net Assets, End of Period (thousands)	$844,883	$504,123	$337,367	$344,871	$358,638
Ratio of Expenses to Average Net Assets	0.41%	0.43%	0.44%	0.45%	0.47%
Ratio of Net Investment Income to Average Net Assets	2.07%	2.10%	1.74%	1.65%	1.21%
Portfolio Turnover Rate	1%	1%	9%	4%	1%

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA International Value Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$12.20	$9.19	$10.30	$12.58	$13.07

Income From Investment Operations
Net Investment Income (Loss)	0.26	0.22	0.23	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.58	3.02	(0.78)	(1.50)	(0.32)

Total from Investment Operations	3.84	3.24	(0.55)	(1.25)	(0.08)

Less Distributions
Net Investment Income	(0.31)	(0.23)	(0.21)	(0.27)	(0.22)
Net Realized Gains	—	—	(0.35)	(0.76)	(0.19)

Total Distributions	(0.31)	(0.23)	(0.56)	(1.03)	(0.41)

Net Asset Value, End of Period	$15.73	$12.20	$9.19	$10.30	$12.58

Total Return	31.86%	35.92%	(5.72)%	(10.96)%	(0.72)%

Net Assets, End of Period (thousands)	$1,431,989	$748,319	$464,313	$449,496	$569,234
Ratio of Expenses to Average Net Assets*	0.51%	0.52%	0.53%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.26%	2.35%	2.12%	1.76%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	15%	14%	18%	6%	9%

*	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	International Small Company Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$11.00	$7.41	$7.67	$8.49	$9.13

Income From Investment Operations
Net Investment Income (Loss)	0.22	0.16	0.14	0.15	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	3.24	3.57	(0.25)	(0.67)	(0.62)

Total From Investment Operations	3.46	3.73	(0.11)	(0.52)	(0.45)

Less Distributions
Net Investment Income	(0.34)	(0.14)	(0.15)	(0.17)	(0.19)
Net Realized Gains	—	—	—	(0.13)	—

Total Distributions	(0.34)	(0.14)	(0.15)	(0.30)	(0.19)

Net Asset Value, End of Period	$14.12	$11.00	$7.41	$7.67	$8.49

Total Return	32.10%	51.28%	(1.39)%	(6.36)%	(5.01)%

Net Assets, End of Period (thousands)	$1,658,285	$909,887	$464,578	$356,200	$309,060
Ratio of Expenses to Average Net Assets*	0.69%	0.71%	0.71%	0.72%	0.71%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.97%	1.83%	2.02%	2.10%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

*	Represents the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Japanese Small Company Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$10.80	$7.49	$8.42	$9.90	$11.11

Income From Investment Operations
Net Investment Income (Loss)	0.22	0.05	0.06	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	3.16	3.35	(0.90)	(1.46)	(1.24)

Total From Investment Operations	3.38	3.40	(0.84)	(1.37)	(1.14)

Less Distributions
Net Investment Income	(0.19)	(0.09)	(0.09)	(0.11)	(0.07)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.19)	(0.09)	(0.09)	(0.11)	(0.07)

Net Asset Value, End of Period	$13.99	$10.80	$7.49	$8.42	$9.90

Total Return	31.79%	46.01%	(9.96)%	(13.94)%	(10.23)%

Net Assets, End of Period (thousands)	$65,879	$22,713	$51,819	$76,570	$101,115
Ratio of Expenses to Average Net Assets*	0.73%	0.75%	0.74%	0.74%	0.72%
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or Recovery of previously waived fees)*	0.79%	0.85%	0.75%	0.74%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.18%	0.76%	0.93%	0.93%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	5%	16%	5%	9%	5%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Pacific Rim Small Company Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$12.10	$7.92	$7.70	$7.89	$9.76

Income From Investment Operations
Net Investment Income (Loss)	0.50	(0.13)	0.24	0.25	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	2.58	4.69	0.27	(0.06)	(1.80)

Total From Investment Operations	3.08	4.56	0.51	0.19	(1.46)

Less Distributions
Net Investment Income	(0.64)	(0.38)	(0.29)	(0.38)	(0.41)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.64)	(0.38)	(0.29)	(0.38)	(0.41)

Net Asset Value, End of Period	$14.54	$12.10	$7.92	$7.70	$7.89

Total Return	26.73%	60.57%	6.92%	2.32%	(15.65)%

Net Assets, End of Period (thousands)	$26,735	$20,378	$54,185	$74,185	$88,307
Ratio of Expenses to Average Net Assets*	0.80%	0.78%	0.79%	0.75%	0.74%
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or Recovery of previously waived fees)*	0.96%	0.88%	0.80%	0.75%	0.74%
Ratio of Net Investment Income to Average Net Assets	3.29%	2.87%	3.23%	3.18%	3.64%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	11%	15%	26%	10%	7%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	United Kingdom Small Company Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$19.26	$14.24	$16.23	$19.31	$24.22

Income From Investment Operations
Net Investment Income (Loss)	0.48	0.62	0.50	0.47	0.65
Net Gains (Losses) on Securities (Realized and Unrealized)	4.87	5.26	(1.23)	(1.26)	(1.89)

Total From Investment Operations	5.35	5.88	(0.73)	(0.79)	(1.24)

Less Distributions
Net Investment Income	(1.14)	(0.54)	(0.48)	(0.63)	(0.82)
Net Realized Gains	—	(0.32)	(0.78)	(1.66)	(2.85)

Total Distributions	(1.14)	(0.86)	(1.26)	(2.29)	(3.67)

Net Asset Value, End of Period	$23.47	$19.26	$14.24	$16.23	$19.31

Total Return	29.05%	44.01%	(5.13)%	(5.36)%	(6.57)%

Net Assets, End of Period (thousands)	$15,816	$12,209	$28,985	$41,143	$56,400
Ratio of Expenses to Average Net Assets*	0.74%	0.73%	0.73%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or recovery of previously waived fees)*	1.04%	0.96%	0.80%	0.79%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.83%	2.55%	2.38%	2.59%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	7%	7%	6%	14%	11%

*	Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Continental Small Company Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$12.60	$8.93	$9.96	$12.33	$14.29

Income From Investment Operations
Net Investment Income (Loss)	0.17	0.49	0.23	0.27	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	3.64	3.83	0.02	(0.85)	(0.01)

Total From Investment Operations	3.81	4.32	0.25	(0.58)	0.32

Less Distributions
Net Investment Income	(0.50)	(0.22)	(0.27)	(0.32)	(0.25)
Net Realized Gains	(1.79)	(0.43)	(1.01)	(1.47)	(2.03)

Total Distributions	(2.29)	(0.65)	(1.28)	(1.79)	(2.28)

Net Asset Value, End of Period	$14.12	$12.60	$8.93	$9.96	$12.33

Total Return	35.91%	52.10%	2.71%	(5.85)%	2.26%

Net Assets, End of Period (thousands)	$33,839	$24,376	$60,743	$82,883	$110,220
Ratio of Expenses to Average Net Assets*	0.73%	0.77%	0.78%	0.76%	0.72%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of previously waived fees)*	0.87%	0.88%	0.78%	0.76%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.56%	2.07%	1.84%	2.28%	1.92%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	9%	11%	12%	12%	9%

*	Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$11.52	$7.42	$7.39	$7.84	$8.49

Income From Investment Operations
Net Investment Income (Loss)	0.23	0.16	0.15	0.19	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	3.85	4.09	0.06	(0.20)	(0.63)

Total From Investment Operations	4.08	4.25	0.21	(0.01)	(0.45)

Less Distributions
Net Investment Income	(0.35)	(0.15)	(0.18)	(0.18)	(0.20)
Net Realized Gains	(0.09)	—	—	(0.26)	—

Total Distributions	(0.44)	(0.15)	(0.18)	(0.44)	(0.20)

Net Asset Value, End of Period	$15.16	$11.52	$7.42	$7.39	$7.84

Total Return	36.34%	58.44%	2.95%	(0.15)%	(5.36)%

Net Assets, End of Period (thousands)	$2,215,523	$1,095,697	$576,537	$492,911	$472,235
Ratio of Expenses to Average Net Assets	0.78%	0.81%	0.83%	0.83%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.75%	1.87%	2.36%	2.28%
Portfolio Turnover Rate	10%	10%	21%	13%	16%

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Emerging Markets Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$11.87	$8.65	$8.62	$9.52	$12.37

Income From Investment Operations
Net Investment Income (Loss)	0.27	0.16	0.10	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	3.80	3.18	0.05	(0.96)	(2.86)

Total From Investment Operations	4.07	3.34	0.15	(0.84)	(2.75)

Less Distributions
Net Investment Income	(0.33)	(0.12)	(0.12)	(0.06)	(0.10)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.33)	(0.12)	(0.12)	(0.06)	(0.10)

Net Asset Value, End of Period	$15.61	$11.87	$8.65	$8.62	$9.52

Total Return	34.95%	39.13%	1.71%	(8.95)%	(22.49)%

Net Assets, End of Period (thousands)	$1,131,778	$594,076	$333,866	$298,036	$286,152
Ratio of Expenses to Average Net Assets*	0.74%	0.78%	0.78%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.20%	1.79%	1.20%	1.50%	0.90%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	2%	1%	8%	6%	12%

*	Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Emerging Markets Value Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$12.53	$8.42	$8.43	$8.97	$13.67

Income From Investment Operations
Net Investment Income (Loss)	0.21	0.19	0.18	0.18	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	5.54	4.13	0.49	(0.58)	(3.56)

Total from Investment Operations	5.75	4.32	0.67	(0.40)	(3.46)

Less Distributions
Net Investment Income	(0.35)	(0.14)	(0.23)	(0.09)	(0.11)
Net Realized Gains	—	(0.07)	(0.45)	(0.05)	(1.13)

Total Distributions	(0.35)	(0.21)	(0.68)	(0.14)	(1.24)

Net Asset Value, End of Period	$17.93	$12.53	$8.42	$8.43	$8.97

Total Return	46.76%	52.59%	8.29%	(4.60)%	(28.30)%
Net Assets, End of Period (thousands)	$895,313	$403,035	$118,516	$60,999	$44,658
Ratio of Expenses to Average Net Assets*	0.77%	0.86%	0.85%	1.00%	1.04%
Ratio of Net Investment Income to Average Net Assets	1.37%	2.41%	2.10%	2.34%	0.76%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	8%	10%	15%	19%	19%

*	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

N/A	Refer to the respective Master Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$8.74	$5.89	$5.33	$6.79	$14.88

Income From Investment Operations
Net Investment Income (Loss)	0.11	0.10	0.06	0.10	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	2.85	2.88	0.54	(0.65)	(1.68)

Total From Investment Operations	2.96	2.98	0.60	(0.55)	(1.56)

Less Distributions
Net Investment Income	(0.19)	(0.07)	(0.04)	(0.06)	(0.15)
Net Realized Gains	(0.07)	(0.06)	—	(0.85)	(6.38)

Total Distributions	(0.26)	(0.13)	(0.04)	(0.91)	(6.53)

Net Asset Value, End of Period	$11.44	$8.74	$5.89	$5.33	$6.79

Total Return	34.55%	51.84%	11.23%	(9.44)%	(23.38)

Net Assets, End of Period (thousands)	$190,028	$84,353	$26,516	$15,172	$10,992
Ratio of Expenses to Average Net Assets*	1.04%	1.12%	1.20%	1.56%	1.56%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.81%	1.31%	1.18%	0.77%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	11%	6%	16%	14%	20%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$10.30	$10.39	$10.31	$10.21	$10.17

Income From Investment Operations
Net Investment Income (Loss)	0.25	0.16	0.27	0.51	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.03	0.08	0.11	0.04

Total From Investment Operations	0.15	0.19	0.35	0.62	0.64

Less Distributions
Net Investment Income	(0.25)	(0.16)	(0.27)	(0.52)	(0.60)
Net Realized Gains	—	(0.12)	—	—	—

Total Distributions	(0.25)	(0.28)	(0.27)	(0.52)	(0.60)

Net Asset Value, End of Period	$10.20	$10.30	$10.39	$10.31	$10.21

Total Return	1.08%	1.85%	3.43%	6.21%	6.49%

Net Assets, End of Period (thousands)	$1,738,574	$1,454,736	$992,307	$739,847	$725,284
Ratio of Expenses to Average Net Assets*	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.45%	2.56%	5.04%	5.90%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	154%	143%	154%	55%	35%

*	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	DFA Two-Year Global Fixed Income Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$10.08	$10.19	$9.95	$10.05	$10.31

Income From Investment Operations
Net Investment Income (Loss)	0.25	0.22	0.25	0.19	1.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.14)	0.01	0.20	0.45	(0.41)

Total From Investment Operations	0.11	0.23	0.45	0.64	0.60

Less Distributions
Net Investment Income	(0.27)	(0.34)	(0.21)	(0.56)	(0.86)
Net Realized Gains	—	—	—	—	—
Tax Return of Capital	—	—	—	(0.18)	—

Total Distributions	(0.27)	(0.34)	(0.21)	(0.74)	(0.86)

Net Asset Value, End of Period	$9.92	$10.08	$10.19	$9.95	$10.05

Total Return	1.08%	2.26%	4.54%	6.75%	6.18%

Net Assets, End of Period (thousands)	$1,674,972	$1,195,072	$799,214	$596,119	$518,491
Ratio of Expenses to Average Net Assets*	0.23%	0.25%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.68%	2.58%	1.34%	9.97%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	131%	144%	138%	113%	73%

*	Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.

N/A	Refer to Master Fund Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Five-Year Government Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$11.11	$11.05	$10.56	$10.32	$10.26

Income From Investment Operations
Net Investment Income (Loss)	0.33	0.34	0.41	0.49	0.59
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.10	0.51	0.32	0.01

Total From Investment Operations	0.32	0.44	0.92	0.81	0.60

Less Distributions
Net Investment Income	(0.41)	(0.38)	(0.43)	(0.57)	(0.54)
Net Realized Gains	(0.38)	—	—	—	—
Tax Return of Capital	—	—	—	—	—

Total Distributions	(0.79)	(0.38)	(0.43)	(0.57)	(0.54)

Net Asset Value, End of Period	$10.64	$11.11	$11.05	$10.56	$10.32

Total Return	3.02%	4.02%	9.06%	8.18%	6.16%

Net Assets, End of Period (thousands)	$542,634	$402,992	$315,290	$243,880	$218,557
Ratio of Expenses to Average Net Assets	0.27%	0.27%	0.26%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.21%	3.20%	4.09%	4.79%	5.75%
Portfolio Turnover Rate	45%	149%	19%	189%	60%

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$10.92	$10.93	$10.50	$10.50	$10.53

Income From Investment Operations
Net Investment Income (Loss)	0.26	0.33	0.33	0.50	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	0.15	0.44	0.22	—

Total From Investment Operations	0.32	0.48	0.77	0.72	0.61

Less Distributions
Net Investment Income	(0.32)	(0.39)	(0.33)	(0.72)	(0.64)
Net Realized Gains	(0.42)	(0.10)	(0.01)	—	—

Total Distributions	(0.74)	(0.49)	(0.34)	(0.72)	(0.64)

Net Asset Value, End of Period	$10.50	$10.92	$10.93	$10.50	$10.50

Total Return	3.04%	4.45%	7.55%	7.23%	6.09%

Net Assets, End of Period (thousands)	$1,205,578	$969,439	$761,717	$628,936	$517,325
Ratio of Expenses to Average Net Assets	0.34%	0.34%	0.35%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.23%	4.09%	4.04%	4.15%
Portfolio Turnover Rate	90%	103%	79%	113%	80%

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$12.14	$12.39	$11.90	$11.18	$10.84

Income From Investment Operations
Net Investment Income (Loss)	0.55	0.62	0.65	0.65	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)	(0.02)	0.48	0.71	0.38

Total From Investment Operations	0.50	0.60	1.13	1.36	1.01

Less Distributions
Net Investment Income	(0.56)	(0.65)	(0.64)	(0.64)	(0.63)
Net Realized Gains	(0.29)	(0.20)	—	—	(0.04)

Total Distributions	(0.85)	(0.85)	(0.64)	(0.64)	(0.67)

Net Asset Value, End of Period	$11.79	$12.14	$12.39	$11.90	$11.18

Total Return	4.21%	4.86%	9.95%	12.57%	9.75%

Net Assets, End of Period (thousands)	$373,108	$316,234	$300,059	$310,661	$286,444
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.16%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	4.72%	4.91%	5.37%	5.60%	6.00%
Portfolio Turnover Rate	6%	23%	14%	17%	8%

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Aug. 20(1) to Nov. 30, 2002
Net Asset Value, Beginning of Period	$10.13	$9.97	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.17	0.16	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	0.15	(0.04)

Total From Investment Operations	0.13	0.31	—

Less Distributions
Net Investment Income	(0.17)	(0.15)	(0.03)
Net Realized Gains	—	—	—

Total Distributions	(0.17)	(0.15)	(0.03)

Net Asset Value, End of Period	$10.09	$10.13	$9.97

Total Return	1.27%	3.17%	(0.03	)%#

Net Assets, End of Period (thousands)	$381,709	$213,389	$78,819
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30	%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or Recovery of previously waived fees)	0.33%	0.34%	0.75	%*
Ratio of Net Investment Income to Average Net Assets	1.73%	1.60%	1.71	%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and assumption of expenses)	1.70%	1.56%	1.26	%*
Portfolio Turnover Rate	6%	0%	0%

(1)	Commencement of operations

*	Annualized

#	Non-annualized

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809
Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 100 Pall Mall London SW1Y 5NQ England Tel. No. (207) 930-0000	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
DFA AUSTRALIA LIMITED Level 29 Gateway 1 MacQuarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Certified Public Accounting Firm PRICEWATERHOUSECOOPERS LLP 401 East Las Olas Boulevard Suite 1800 Fort Lauderdale, FL 33301

Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your investment advisor — you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund — you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.

•	Access them on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc. (DFA International Value Portfolio)—Registration No. 811-6067

DFA Investment Dimensions Group Inc. (all other Portfolios)—Registration No. 811-3258

RRD033005-001

P R O S P E C T U S

March 30, 2005

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company’s Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolios described in this Prospectus:

Are generally available only to institutional investors

and clients of registered investment advisors.

Do not charge sales commissions or loads.

Are designed for long-term investors.

PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

DOMESTIC EQUITY SECURITIES

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Small Cap Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Small Cap Portfolio

INTERNATIONAL EQUITY SECURITIES

Tax-Managed DFA International Value Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolios
F The Portfolios are no-load and low cost.	The Portfolios: • Are generally offered to institutional investors and clients of registered investment advisers. • Do not charge sales commissions or “loads.” • Are designed for long-term investors.

F    A Master Fund buys securities directly. A Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F    Market capitalization means the number of shares of a company’s stock, as determined by the Advisor, outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

Some Portfolios Have Special Structures: The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio are called “Feeder Portfolios,” because they do not buy individual securities directly. Instead, each invests in a corresponding fund called a “Master Fund.” A Master Fund in turn purchases stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Feeder Portfolios might encounter operational or other complications.

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for each non-Feeder Portfolio and Master Fund. (The Feeder Portfolios do not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

1

F    Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

F    Shareholders of Tax-Managed Portfolios may save on taxes while they hold their shares. However, they will still have to pay taxes if they sell their shares at a profit.

The Advisor’s investment guidelines for certain Domestic Equity Portfolios use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the Tax-Managed U.S. Small Cap Value Portfolio and the Tax- Managed U.S. Small Cap Portfolio generally purchase stocks whose market capitalizations are in the lowest 8% of total market capitalization.

Tax-Managed Portfolio Strategies:

The Advisor’s tax management strategies are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells a tax-managed portfolio’s securities with the goals of:

1.      Delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated).

2.      Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

3.      Reducing dividends.

2

Investment Objectives, Strategies and Risks
Domestic Equity Portfolios:

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows and book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

The U.S. Value Portfolios

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Small Cap Value Portfolio

•        Investment Objective(s): Long-term capital appreciation while minimizing federal income taxes on returns.

•        Investment Strategy:

— Tax-Managed U.S. Marketwide Value Portfolio—Buy shares of a Master Fund that purchases value stocks of U.S. companies using a market capitalization weighted approach. The Master Fund intends to maximize the after tax value of a shareholder’s investment.

— Tax-Managed U.S. Small Cap Value Portfolio—Purchase value stocks of small U.S. companies using a market capitalization weighted approach. The Portfolio intends to maximize the after tax value of a shareholder’s investment.

•        How the Portfolios Differ: The Portfolios focus on different parts of the value stocks universe:

— Tax-Managed U.S. Marketwide Value Portfolio—The full universe of stocks.

— Tax-Managed U.S. Small Cap Value Portfolio—Small capitalization issues.

•        Principal Risks: Market Risk, Small Company Risk and Tax-Management Strategy Risk.

The U.S. Equity Portfolio

Tax-Managed U.S. Equity Portfolio

•        Investment Objective: Long-term capital appreciation while minimizing federal income taxes on returns.

•        Investment Strategy: Buy shares of a Master Fund that purchases stocks of U.S. companies using a market capitalization weighted approach. The Master Fund intends to maximize the after tax value of a shareholder’s investment.

•        Principal Risk: Market Risk, Small Company Risk and Tax-Management Strategy Risk.

The U.S. Small Cap Portfolio

Tax-Managed U.S. Small Cap Portfolio

•        Investment Objective: Long-term capital appreciation while minimizing federal income taxes on returns.

•        Investment Strategy: Purchase stocks of small U.S. companies using a market capitalization weighted approach. The Portfolio intends to maximize the after tax value of a shareholder’s investment.

•        Principal Risks: Market Risk, Small Company Risk and Tax-Management Strategy Risk.

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F The International Equity Portfolio does not hedge foreign currency risks.

International Equity Portfolio

Tax-Managed DFA International Value Portfolio

•        Investment Objective: Long-term capital appreciation while minimizing federal income taxes on returns.

•        Investment Strategy: Purchase value stocks of large non-U.S. companies using a market capitalization weighted approach in each applicable country. The Portfolio intends to maximize the after tax value of a shareholder’s investment.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk and Tax-Management Strategy Risk.

Principal Risks

Market Risk (All Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Small Company Risk (Domestic Equity Portfolios): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Foreign Securities and Currencies Risk (International Equity Portfolio): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Tax-Management Strategy Risk (All Portfolios): The tax-management strategies may alter investment decisions and affect the Portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Portfolios may deviate from that of non-tax managed mutual funds.

Other Risk
Derivatives (All Portfolios): Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Each Portfolio (or with respect to a Feeder Portfolio, its Master Fund) may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on a Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Gains or losses from derivative investments may be substantially greater than the derivative’s original cost.
Other Information

Securities Lending: Non-Feeder Portfolios and the Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption: The Master Funds are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year (except the Tax-Managed U.S. Equity Portfolio and the Tax-Managed DFA International Value Portfolio) and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

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Tax-Managed U.S. Small Cap Value Portfolio

60%
40%
20%
0%
-20%
1999
2000
2001
2002
2003
2004

Total Returns (%)	12.75	12.71	20.32	-18.68	56.76	21.74

January 1999-December 2004	
Highest Quarter	Lowest Quarter
27.69 (4/03-6/03)	-23.93 (7/02-9/02)

Annualized Returns (%)	Periods ending December 31, 2004 One Year	Five Years	Since 12/11/98 Inception
Tax-Managed U.S. Small Cap Value Portfolio			
Return Before Taxes	21.74	16.05	16.14
Return After Taxes on Distributions	21.36	15.85	15.94
Return After Taxes on Distributions and Sale of Portfolio Shares	14.61	14.06	14.25
Russell 2000 Value Index	22.25	17.23	14.55

Tax-Managed U.S. Small Cap Portfolio

60%
40%
20%
0%
-20%
-40%
1999
2000
2001
2002
2003
2004

Total Returns (%)	30.09	1.48	12.89	-23.19	53.07	17.61

January 1999-December 2004	
Highest Quarter	Lowest Quarter
26.05 (4/03-6/03)	-21.54 (7/01-9/01)

Annualized Returns (%)	Periods ending December 31, 2004 One Year	Five Years	Since 12/15/98 Inception
Tax-Managed U.S. Small Cap Portfolio			
Return Before Taxes	17.61	9.63	13.58
Return After Taxes on Distributions	17.59	9.57	13.51
Return After Taxes on Distributions and Sale of Portfolio Shares	11.47	8.35	11.96
Russell 2000 Index	18.32	6.60	10.31

Tax-Managed U.S. Equity Portfolio

40%
30%
20%
10%
0%
-10%
-20%
-30%
2002
2003
2004

Total Returns (%)	-26.01	30.63	11.41

January 2002-December 2004	
Highest Quarter	Lowest Quarter
15.73 (4/03-6/03)	-17.17 (7/02-9/02)

Annualized Returns (%)	Periods ending December 31, 2004 One Year	Since 9/25/01 Inception
Tax-Managed U.S. Equity Portfolio		
Return Before Taxes	11.41	8.07
Return After Taxes on Distributions	11.21	7.90
Return After Taxes on Distributions and Sale of Portfolio Shares	7.67	6.89
Wilshire 5000 Index	12.62	9.76

Tax-Managed DFA International Value Portfolio

60%
40%
20%
0%
-20%
2000
2001
2002
2003
2004

Total Returns (%)	0.04	-13.15	-12.13	48.64	27.04

January 2000-December 2004	
Highest Quarter	Lowest Quarter
21.50 (4/03-6/03)	-19.72 (7/02-9/02)

Annualized Returns (%)	Periods ending December 31, 2004 One Year	Five Years	Since 4/16/99 Inception
Tax-Managed DFA International Value Portfolio			
Return Before Taxes	27.04	7.59	7.99
Return After Taxes on Distributions	26.87	7.23	7.63
Return After Taxes on Distributions and Sale of Portfolio Shares	18.27	6.41	6.78
MSCI EAFE Index (Net Dividends)	20.25	-1.13	2.44

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FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

The expenses in the following table are based on those incurred by the Portfolios (and the corresponding Master Fund, where applicable) for the fiscal year ended November 30, 2004.

	Tax-Managed U.S. Marketwide Value Portfolio(1)	Tax-Managed U.S. Small Cap Value Portfolio	Tax-Managed U.S. Equity Portfolio(1)(2)	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Management Fee	0.35%	0.50%	0.20%	0.50%	0.50%
Other Expenses	0.07%	0.06%	0.09%	0.06%	0.15%

Total Operating Expenses	0.42%	0.56%	0.29%	0.56%	0.65%
Fee Waiver and/or Expense Assumption	None	None	0.04%	None	None

Net Expenses	0.42%	0.56%	0.25%	0.56%	0.65%

(1)	Feeder Portfolio. The “Management Fee” includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio.

(2)	Pursuant to an Expense Waiver and Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its master fund) to the extent necessary to reduce the Portfolio’s expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed U.S. Marketwide Value	$43	$135	$235	$530
Tax-Managed U.S. Small Cap Value	$57	$179	$313	$701
Tax-Managed U.S. Equity	$26	$89	$159	$364
Tax-Managed U.S. Small Cap	$57	$179	$313	$701
Tax-Managed DFA International Value	$66	$208	$362	$810

With respect to the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, the Example summarizes the aggregate annual operating expenses of both the Portfolio and the Master Fund in which the Portfolio invests. The costs for the Tax-Managed U.S. Equity Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2004, the following Portfolios received the following net revenues from a securities lending program (see “SECURITIES LOANS”), which constituted a percentage of the average daily net assets of each Portfolio:

Portfolio/Master Fund	Net Revenue	Percentage of Net Assets
Tax-Managed U.S. Marketwide Value*	$105,000	0.01%
Tax-Managed U.S. Small Cap Value	$644,000	0.04%
Tax-Managed U.S. Equity*	$44,000	0.01%
Tax-Managed U.S. Small Cap	$430,000	0.05%
Tax-Managed DFA International Value	$85,000	0.01%

*	A Feeder Portfolio whose corresponding Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Feeder Portfolio.

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HIGHLIGHTS

Management and Administrative Services

The Advisor serves as investment advisor to each of the Portfolios (except the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio) and to the Master Funds. The Advisor provides the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio with certain administrative services. See “MANAGEMENT OF THE FUNDS.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares. The value of the shares issued by the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio will fluctuate in relation to the investment experience of the Master Funds in which each Portfolio invests. The value of the shares issued by all other Portfolios will fluctuate in relation to their own investment experience. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

U.S. VALUE PORTFOLIOS

Investment Objectives and Policies

The investment objective of these Portfolios is to achieve long-term capital appreciation. The Tax-Managed U.S. Marketwide Value Portfolio will pursue its investment objective by investing all of its assets in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company (the “Trust”). The Tax-Managed U.S. Marketwide Value Series has the same investment objective and policies as the Tax-Managed U.S. Marketwide Value Portfolio.

The Tax-Managed U.S. Small Cap Value Portfolio and The Tax-Managed U.S. Marketwide Value Series invest directly in portfolio securities. Ordinarily, each Portfolio and Series will invest its assets in the common stocks of U.S. companies that the Advisor determines to be “value” stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, however, the Advisor may consider additional factors, such as a company’s price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Tax-Managed U.S. Marketwide Value Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers for purchase by the Tax-Managed U.S. Marketwide Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. If the Tax-Managed U.S. Marketwide Value Series changes this investment policy, Tax-Managed U.S. Marketwide Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Tax-Managed U.S. Small Cap Value Portfolio generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. As of December 31, 2004, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1422 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Tax-Managed U.S. Small Cap Value Portfolio changes this investment policy, it will notify shareholders at least

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60 days in advance of the change, and will change the name of the Portfolio. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Small Cap Value Portfolio.

The total market capitalization ranges, and the value criteria used by the Advisor for The Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Small Cap Value Portfolio, as described above, generally apply at the time of purchase by either The Tax-Managed U.S. Marketwide Value Series or the Tax-Managed U.S. Small Cap Value Portfolio. The Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Small Cap Value Portfolio are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgement, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—All Portfolios” in this Prospectus.

The Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Small Cap Value Portfolio may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Small Cap Value Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Tax-Managed U.S. Marketwide Value Series’ and the Tax-Managed U.S. Small Cap Value Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Small Cap Value Portfolio may enter into futures contracts and options on futures contracts for U.S. equity securities and indices.

U.S. EQUITY PORTFOLIO

Investment Objective and Policies

The investment objective of the Tax-Managed U.S. Equity Portfolio is to achieve long-term capital appreciation. The Tax-Managed U.S. Equity Portfolio will pursue its investment objective by investing all of its assets in the Tax-Managed U.S. Equity Series of the Trust. The Tax-Managed U.S. Equity Series has the same investment objective and policies as the Tax-Managed U.S. Equity Portfolio. The Tax-Managed U.S. Equity Series invests directly in portfolio securities.

The Tax-Managed U.S. Equity Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this Prospectus, the Advisor considers for purchase by the Tax-Managed U.S. Equity Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Equity Series will invest at least 80% of its net assets in equity securities of U.S. companies. If the Tax-Managed U.S. Equity Series changes this investment policy, the Tax-Managed U.S. Equity Portfolio will notify shareholders at least 60 days in advance of this change, and will change the name of the Portfolio.

The total market capitalization range used by the Advisor for the Tax-Managed U.S. Equity Series, as described above, generally applies at the time of purchase by the Series. The Tax-Managed U.S. Equity Series is not required to dispose of a security if the security’s issuer is no longer within this total market capitalization range. Similarly, the Advisor is not required to dispose of a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization range nevertheless may be sold at any time when, in the Advisor’s judgement, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—All Portfolios” in this Prospectus.

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The Tax-Managed U.S. Equity Series may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. The Tax-Managed U.S. Equity Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Tax-Managed U.S. Equity Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Tax-Managed U.S. Equity Series may enter into futures contracts and options on futures contracts for U.S. equity securities and indices.

U.S. SMALL CAP PORTFOLIO

Investment Objective and Policies

The investment objective of the Tax-Managed U.S. Small Cap Portfolio is to achieve long-term capital appreciation. The Portfolio provides investors with access to a securities portfolio generally consisting of small U.S. companies traded on a principal U.S. exchange or on an over-the-counter market. Company size will be determined for purposes of the Portfolio solely on the basis of a company’s market capitalization, which will be calculated by multiplying the price of a company’s stock by the number of its shares of outstanding common stock. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2004, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1422 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Small Cap Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Tax-Managed U.S. Small Cap Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Advisor believes that over the long term the investment performance of small companies is superior to large companies, although the share price may fluctuate more in the short-term.

The Tax-Managed U.S. Small Cap Portfolio may invest in securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Portfolio. It is the intention of the Tax-Managed U.S. Small Cap Portfolio to generally invest in the common stock of eligible companies using a market capitalization weighted approach. In addition, the Tax-Managed U.S. Small Cap Portfolio is authorized to invest in privately placed convertible debentures. Such investments are considered illiquid and the value thereof, together with the value of all other illiquid investments, may not exceed 15% of the value of the Tax-Managed U.S. Small Cap Portfolio’s net assets at the time of purchase.

The Tax-Managed U.S. Small Cap Portfolio may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition, the Tax-Managed U.S. Small Cap Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Tax-Managed U.S. Small Cap Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Tax-Managed U.S. Small Cap Portfolio may enter into futures contracts and options on futures contracts for U.S. equity securities and indices.

INTERNATIONAL EQUITY PORTFOLIO

Investment Objectives and Policies

The investment objective of the Tax-Managed DFA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria

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the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the Portfolio may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Portfolio’s asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Portfolio may continue to hold securities of developed market countries that are no longer listed above as authorized countries, but had been authorized for investment in the past.

Under normal market conditions, the Portfolio intends to invest its assets in companies organized, having a majority of their assets in, or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Portfolio’s assets will be invested in such companies in any one country. The Portfolio invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts.

The Portfolio intends to invest in the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2004, on an aggregate basis for the Portfolio, the Advisor considered large companies to be those companies with a market capitalization of at least $819 million. This threshold will vary by country or region. For example, as of December 31, 2004, the Advisor considered a large company in the European Monetary Union to have a market capitalization of at least $1873 million, a large company in Australia to have a market capitalization of at least $1198 million, and a large company in Hong Kong to have a market capitalization of at least $1250 million. These dollar amounts will change due to market conditions.

The Portfolio intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. As a result, the weightings of certain countries in the Portfolio may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Tax-Managed DFA International Value Portfolio does not seek current income as an investment objective. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The Tax-Managed DFA International Value Portfolio also may invest in ETFs and similarly structured pooled investments that provide exposure to one or more equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition, the Tax-Managed DFA International Value Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Tax-Managed DFA International Value Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Tax-Managed DFA International Value Portfolio’s may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

TAX MANAGEMENT STRATEGIES

The Portfolios and the Master Funds described in this Prospectus seek to maximize the after tax value of an investment by managing their portfolios in a manner that will defer the realization of net capital gains where possible and will attempt to reduce dividend income.

When selling securities, a Portfolio or Master Fund typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than

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long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. Each Portfolio or Master Fund, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, each Portfolio or Master Fund, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

The Advisor will attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Portfolios and the Master Funds may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the Master Fund level, the requisite holding period of the dividend paying stock is not met. Portfolio investments also may be managed to emphasize low dividend-yielding securities.

The Portfolios and the Master Funds are expected to deviate from their market capitalization weightings to a greater extent than non-tax-managed portfolios. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, the Tax-Managed Portfolios and Master Funds may dispose of securities whenever the Advisor determines that disposition is consistent with their tax management strategies or is otherwise in the best interest of a Portfolio or Master Fund.

Although the Advisor intends to manage each Portfolio or Master Fund in a manner to minimize the realization of capital gains and taxable dividend income each year, the Portfolios may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when a Portfolio or Master Fund realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gains, if any, on a redemption of a Portfolio’s shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

PORTFOLIO TRANSACTIONS—ALL PORTFOLIOS

Investments will generally be made in eligible securities using a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio.

SECURITIES LOANS

All of the Portfolios and the Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as a Feeder Portfolio will only hold shares of its corresponding Master Fund, the Portfolio does not intend to lend those shares. While a Portfolio or Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio or Master Fund. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s or Master Fund’s total assets. In connection with such loans, a

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Portfolio or Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. In addition, the Portfolios and Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group Inc. (the “Fund”) or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of each Portfolio and Master Fund involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

The Tax-Managed Portfolios and the Master Funds should not be expected to adhere to their market capitalization weighted approach to the same extent as non-tax-managed portfolios advised by the Advisor. The tax management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from the market capitalization weighted approach.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio or Master Fund may be acquired in exchange for the issuance of shares. See ‘‘PURCHASE OF SHARES—In Kind Purchases.’’ While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio or Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a

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country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

MANAGEMENT OF THE FUNDS

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Each non-Feeder Portfolio and Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the non-Feeder Portfolios and Master Funds are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the non-Feeder Portfolios and Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the non-Feeder Portfolios and Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers and trading personnel with respect to the non-Feeder Portfolios and Master Funds indicated. For this reason, the Advisor has identified these coordinating individuals as those primarily responsible for the day-to-day management of the non-Feeder Portfolios and Master Funds:

Domestic Equity portfolios	Robert T. Deere

International Equity portfolio	Karen E. Umland

Mr. Deere is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

Ms. Umland is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides the Portfolios (except the Feeder Portfolios) and the Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2004, see “ANNUAL FUND OPERATING EXPENSES.”

The Fund and the Trust bear all of their own costs and expenses, including: services of their independent registered certified public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs

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incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund on the basis of its relative net assets.

The Advisor was organized in May 1981 and is engaged in the business of providing investment management services. As of the date of this prospectus, assets under management total approximately $64 billion. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”).

Consulting Services—Tax-Managed DFA International Value Portfolio

The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to Tax-Managed DFA International Value Portfolio.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends from net investment income of the Portfolios are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually after November 30. The schedule below sets forth the dividend and capital gains distribution payment schedule of the Portfolios.

Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, the shareholder selects one of the options listed below.

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Certain investments by the Portfolios (or, in the case of each of the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, its respective Master Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information.

Whether paid in cash or additional shares and regardless of the length of time a Portfolio’s shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by a Portfolio may be qualified dividends eligible for taxation by individuals at long-term capital gains rates, provided certain holding period requirements are met.

For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually as to the U.S. federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

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The Tax-Managed DFA International Value Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% in value of the total assets of the Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions and on sales of shares of a Portfolio. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

For non-U.S. investors, ordinary dividends designated as short-term capital gain dividends and interest-related dividends (from U.S. sources) generally will not be subject to U.S. withholding tax, provided the shareholder certifies that they are a non-U.S. investor.

The Portfolios are required to withhold 28% of taxable dividends, capital gain distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. Shareholders may avoid this withholding requirement by certifying on the account registration form their correct taxpayer identification number and by providing and certifying that they are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

PURCHASE OF SHARES

Cash Purchases

Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

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Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916.

Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or the Master Funds) or otherwise represented in their portfolios as described in this prospectus or in exchange for local currencies in which such securities of the Tax-Managed DFA International Value Portfolio are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Tax-Managed DFA International Value Portfolio with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio or Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

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In addition, certain Portfolios may be more susceptible to the risks of short-term trading than other Portfolios. The nature of the Tax-Managed International Value Portfolio’s holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Tax-Managed International Value Portfolio’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the Tax-Managed International Value Portfolio has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio calculates its net asset value. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Tax-Managed International Value Portfolio calculates its net asset value. The Tax-Managed U.S. Small Cap Value Portfolio and the Tax-Managed U.S. Small Cap Portfolio also may be subject to arbitrage market timing because they have significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time these Portfolios calculate their net asset values due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and the Trust: (i) trade activity monitoring; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the Portfolios in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. As a result of this monitoring, Dimensional may ask the shareholder to stop such activities or refuse to process purchase orders or exchange orders in the shareholder’s account.

The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase orders for any reason, without prior notice, particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to reject any purchase request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio or a Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the best interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control. In addition, these procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The ability to monitor trades that are through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors (“Intermediaries”), is severely limited. Omnibus accounts aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. In addition, some Intermediaries may be unable, or unwilling, to abide by any Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The Fund seeks compliance by Intermediaries with the policies by requesting that the Intermediaries from time to time identify to the Fund those investors known to the Intermediaries to have investment horizons inconsistent with those of the Portfolios.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

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Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and each Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of each Feeder Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Portfolios and Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolios and Master Funds are valued at the last quoted sale price of the day. Securities held by the Portfolios and Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios and Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolios and Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Tax-Managed DFA International Value Portfolio (the “International Portfolio”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the International Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Portfolio prices its shares at the close of the NYSE, the International Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Portfolio’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair

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value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Portfolio. When the International Portfolio uses fair value pricing, the values assigned to the International Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Directors of the International Portfolio monitors the operation of the method used to fair value price the International Portfolio’s foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio or Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio or Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio or Master Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the International Portfolio is expressed in U.S. dollars by translating the net assets of the International Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Portfolio owns securities that are primarily listed on foreign exchanges which may trade on days when the International Portfolio does not price its shares, the net asset value of the International Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Master Fund is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases.

EXCHANGE OF SHARES

Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:

DFA Investment Dimensions Group Inc.

Attn: Client Operations

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

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The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent (or Intermediary or Sub-designee, if applicable) or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent (or Intermediary or Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

22

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. (See “PURCHASE OF SHARES.”) In the interests of economy and convenience, certificates for shares are not issued.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash, when in the best interests of the Portfolio. The Portfolios and the Master Funds are also authorized to make redemption payments solely by a distribution of portfolio securities (or a combination of securities and cash) when it is determined by the Advisor to be consistent with the tax management strategies described in this prospectus. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs when selling securities that were received in payment of redemptions. The Tax-Managed DFA International Value Portfolio reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which

23

may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to a Master Fund, and through its investment in a Master Fund, a Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by the Feeder Portfolio of its investment in its corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio generally will disclose up to its 25 largest portfolio holdings (or with respect to a feeder portfolio, the holdings of its Master Fund) (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Master Fund, as of the most recent month-end, online at the Advisor’s public website, www.dfaus.com, within 20 days after the end of each month. Each Portfolio also generally will disclose its complete portfolio holdings (or with respect to a feeder portfolio, the holdings of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the annual report. Further information about each Portfolio’s performance is contained in the annual report which is available upon request.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$11.12	$9.09	$11.46	$10.77	$10.64

Income From Investment Operations
Net Investment Income (Loss)	0.11	0.04	0.05	0.12	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	2.13	2.02	(2.39)	0.77	0.12

Total From Investment Operations	2.24	2.06	(2.34)	0.89	0.29

Less Distributions
Net Investment Income	(0.09)	(0.03)	(0.03)	(0.16)	(0.16)
Net Realized Gains	—	—	—	—	—
Return of Capital	—	—	—	(0.04)	—

Total Distributions	(0.09)	(0.03)	(0.03)	(0.20)	(0.16)

Net Asset Value, End of Period	$13.27	$11.12	$9.09	$11.46	$10.77

Total Return	20.24%	22.79%	(20.43)%	8.17%	2.80%

Net Assets, End of Period (thousands)	$1,197,227	$756,839	$478,946	$574,286	$259,457
Ratio of Expenses to Average Net Assets(1)	0.42%	0.43%	0.42%	0.44%	0.50%
Ratio of Expenses to Average Net Assets (excluding waivers and/or assumption of expenses and/or recovery of previously waived fees)**	0.42%	0.43%	0.42%	0.44%	0.50%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.43%	0.44%	0.97%	1.75%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	5%	6%	15%	11%	39%

**	Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.

N/A	Refer to the Master Fund Series.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Tax-Managed U.S. Small Cap Value Portfolio					Tax-Managed U.S. Equity Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 2004		Year Ended Nov. 30 2003		Year Ended Nov. 30, 2002		Sept. 25 to Nov. 30, 2001
Net Asset Value, Beginning of Period	$19.22	$13.34	$14.63	$12.08	$11.19	$11.05		$9.40		$11.78		$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.09	0.04	0.02	0.06	0.09	0.14		0.07		0.04		0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	4.09	5.86	(1.25)	2.58	0.86	1.18		1.63		(2.41)		1.77

Total From Investment Operations	4.18	5.90	(1.23)	2.64	0.95	1.32		1.70		(2.37)		1.78

Less Distributions
Net Investment Income	(0.08)	(0.02)	(0.06)	(0.09)	(0.06)	(0.14)		(0.05)		(0.01)		—
Net Realized Gains	—	—	—	—	—	—		—		—		—
Return of Capital	—	—	—	—	—	—		—		—		—

Total Distributions	(0.08)	(0.02)	(0.06)	(0.09)	(0.06)	(0.14)		(0.05)		(0.01)		—

Net Asset Value, End of Period	$23.32	$19.22	$13.34	$14.63	$12.08	$12.23		$11.05		$9.40		$11.78

Total Return	21.84%	44.29%	(8.47)%	22.01%	8.50%	12.03%		18.21%		(20.16)%		17.80	%#

Net Assets, End of Period (thousands)	$2,078,718	$1,581,349	$987,471	$834,773	$435,729	$618,888		$348,752		$198,251		$81,550
Ratio of Expenses to Average Net Assets	0.56%	0.56%	0.56%	0.57%	0.60%	0.25	%(1)	0.25	%(1)	0.25	%(1)	0.25	%*(1)
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses)	—%	—%	—%	—%	—%	0.29	%(1)	0.29	%(1)	0.34	%(1)	0.71	%*(1)
Ratio of Net Investment Income to Average Net Assets	0.45%	0.27%	0.13%	0.53%	0.88%	1.37%		0.87%		0.50%		0.57	%*
Portfolio Turnover Rate	21%	13%	11%	12%	50%	N/A		N/A		N/A		N/A
Portfolio Turnover Rate of Master Fund Series	N/A †	N/A †	N/A †	N/A †	N/A †	5%		13%		11%		4%

*	Annualized

#	Non-Annualized

(1)	Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.

N/A	Refer to the respective Master Fund Series.

N/A†	Not applicable, as this Portfolio is a stand-alone registered investment company.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Tax-Managed U.S. Small Cap Portfolio					Tax-Managed DFA International Value Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$17.84	$12.55	$14.54	$12.95	$12.19	$10.84	$8.24	$9.20	$10.20	$10.24

Income From Investment Operations
Net Investment Income (Loss)	0.01	0.01	0.01	0.05	0.05	0.22	0.17	0.14	0.11	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	2.69	5.29	(1.96)	1.59	0.74	2.93	2.59	(0.98)	(1.00)	(0.12)

Total From Investment Operations	2.70	5.30	(1.95)	1.64	0.79	3.15	2.76	(0.84)	(0.89)	0.01

Less Distributions
Net Investment Income	(0.01)	(0.01)	(0.04)	(0.05)	(0.03)	(0.36)	(0.16)	(0.12)	(0.11)	(0.05)
Net Realized Gains	—	—	—	—	—	—	—	—	—	—

Total Distributions	(0.01)	(0.01)	(0.04)	(0.05)	(0.03)	(0.36)	(0.16)	(0.12)	(0.11)	(0.05)

Net Asset Value, End of Period	$20.53	$17.84	$12.55	$14.54	$12.95	$13.63	$10.84	$8.24	$9.20	$10.20

Total Return	15.17%	42.27%	(13.45)%	12.69%	6.50%	29.69%	34.20%	(9.29)%	(8.83)%	0.04%

Net Assets, End of Period (thousands)	$958,233	$703,362	$436,262	$382,381	$163,739	$1,082,275	$675,142	$405,917	$288,440	$111,350
Ratio of Expenses to Average Net Assets	0.56%	0.57%	0.57%	0.58%	0.61%	0.65%	0.66%	0.68%	0.76%	0.81%
Ratio of Net Investment Income to Average Net Assets	0.08%	0.10%	0.07%	0.40%	0.45%	1.91%	2.08%	1.84%	1.91%	1.86%
Portfolio Turnover Rate	7%	19%	10%	12%	54%	7%	25%	8%	4%	6%

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809
Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Certified Public Accounting Firm PRICEWATERHOUSECOOPERS LLP 401 East Las Olas Boulevard Suite 1800 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and the Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.

•	Access them on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

RRD033005-002

P R O S P E C T U S

March 30, 2005

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

The investment company described in this Prospectus offers a variety of investment portfolios. Each listed Portfolio:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to insurance company separate accounts funding variable life and variable annuity contracts.  •  Does not charge a sales commission or “load.”  •  Is designed for long-term investors.

DOMESTIC EQUITY PORTFOLIOS

VA Large Value Portfolio	VA Small Value Portfolio

INTERNATIONAL EQUITY PORTFOLIOS

VA International Value Portfolio	VA International Small Portfolio

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio	VA Global Bond Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

F    Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager and administrator for the Portfolios. The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio Construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

Fixed Income Investment Approach:

Portfolio Construction: Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

1

Investment Objectives and Strategies

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

Domestic Equity Portfolios:

VA Large Value Portfolio

VA Small Value Portfolio

•        Investment Objective (each Portfolio): Long-term capital appreciation.

•        Investment Strategy (each Portfolio): Purchase value stocks of United States companies using a market capitalization weighted approach.

•        How the Portfolios Differ: VA Large Value Portfolio focuses on large capitalization stocks, VA Small Value Portfolio on small company issues.

•        Principal Risks: Market Risk (Both Portfolios) and Small Company Risk (VA Small Value Portfolio).

International Equity Portfolios:

F The International Equity Portfolios do not hedge their foreign currency risks.

VA International Value Portfolio

VA International Small Portfolio

•        Investment Objective (Each Portfolio): Long-term capital appreciation.

•        Investment Strategy:

—VA International Value Portfolio:    Purchase value stocks of large, non-U.S. companies using a market capitalization weighted approach in each applicable country.

—VA International Small Portfolio:    Purchase Japanese, United Kingdom, other European, and Pacific Rim small company stocks using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk (Both Portfolios), Foreign Securities and Currencies Risk (Both Portfolios) and Small Company Risk (VA International Small Portfolio).

Fixed Income Portfolios:

VA Short-Term Fixed Portfolio

•        Investment Objective: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The Portfolio may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry in certain cases.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk and Risks of Banking Concentration.

2

VA Global Bond Portfolio

•        Investment Objective: Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio hedges foreign currency risks.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Interest Rate Risk and Credit Risk.

Principal Risks

Market Risk (All Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (International Equity Portfolios and VA Global Bond Portfolio): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Small Company Risk (VA Small Value Portfolio and VA International Small Portfolio): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Interest Rate Risk (Fixed Income Portfolios): Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk (Fixed Income Portfolios): Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a Portfolio’s performance. While securities directly issued or guaranteed by the U.S. Treasury and agencies and instrumentalities that are backed by the full faith and credit of the U.S. government present little credit risk, securities issued or guaranteed by other agencies or instrumentalities or by private issuers may have greater credit risks. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

3

Risks of Banking Concentration (VA Short-Term Fixed Portfolio): The VA Short-Term Fixed Portfolio will change to concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of the VA Short-Term Fixed Portfolio to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the Portfolio’s values to fluctuate.

Other Risk

Derivatives (All Portfolios):

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. VA Global Bond Portfolio uses foreign currency futures contracts to hedge foreign currency risks. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Each Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on a Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. When a Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Other Information

Securities Lending:

The Portfolios may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:

The Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Charts and Tables

The Bar Charts and Tables below illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The performance reflected in the Bar Chart for each Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The Table for each Portfolio illustrates how annualized one year, five year, and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication

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of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

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ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

The expenses in the following table are based on those incurred by the Portfolios for the fiscal year ended November 30, 2004.

Annual Fund Operating Expenses (as a percentage of average net assets)	Management Fee	Other Expenses	Total Operating Expenses
VA Small Value Portfolio	0.50%	0.13%	0.63%
VA Large Value Portfolio	0.25%	0.15%	0.40%
VA International Value Portfolio	0.40%	0.21%	0.61%
VA International Small Portfolio	0.50%	0.27%	0.77%
VA Short-Term Fixed Portfolio	0.25%	0.10%	0.35%
VA Global Bond Portfolio	0.25%	0.17%	0.42%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
VA Small Value Portfolio	$64	202	351	786
VA Large Value Portfolio	$41	128	224	505
VA International Value Portfolio	$62	195	340	762
VA International Small Portfolio	$79	246	428	954
VA Short-Term Fixed Portfolio	$36	113	197	443
VA Global Bond Portfolio	$43	135	235	530

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2004, the Domestic Equity Portfolios and the International Equity Portfolios received the following net revenue from a securities lending program (see “Securities Loans”) which constituted a percentage of the average daily net assets of each Portfolio:

Portfolio	Net Revenue	Percentage of Net Assets
VA Small Value Portfolio	$18,000	0.03%
VA Large Value Portfolio	$4,000	0.01%
VA International Value Portfolio	$18,000	0.04%
VA International Small Portfolio	$19,000	0.07%

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HIGHLIGHTS

Management of the Fund

Dimensional Fund Advisors Inc. serves as investment advisor to each Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor to VA International Small Portfolio. See “MANAGEMENT OF THE FUND.”

Dividend Policy

All the Portfolios distribute substantially all of their net investment income in December of each year. The Portfolios will make any distributions from realized net capital gains on an annual basis. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

Shares of the Portfolios are sold only to separate accounts of insurance companies to fund variable life and variable annuity insurance contracts. Purchases and redemptions are made at net asset value. To invest in a Portfolio, please see the prospectus of the insurance company’s separate account which offers variable life and variable annuity insurance contracts to investors.

The value of the shares issued by the Portfolios will fluctuate in relation to their own investment experience. Unlike money market funds, the shares of VA Short-Term Fixed Portfolio will tend to reflect fluctuations in interest rates because the Portfolio does not seek to stabilize the price of its shares by use of the “amortized cost” method of securities valuation. See “PURCHASE AND REDEMPTION OF SHARES” and “VALUATION OF SHARES.”

DOMESTIC EQUITY PORTFOLIOS

Investment Objectives and Policies

The investment objective of each of the Domestic Equity Portfolios is to achieve long-term capital appreciation. VA Large Value Portfolio and VA Small Value Portfolio will invest in common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. VA Large Value Portfolio generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2004, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1,856 million or above. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the VA Large Value Portfolio will invest at least 80% of its net assets in securities of large cap companies. If the VA Large Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. VA Small Value Portfolio generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. As of December 31, 2004, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1,422 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the VA Small

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Value Portfolio will invest at least 80% of its net assets in securities of small cap companies. If the VA Small Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock are eligible for investment by VA Large Value Portfolio and VA Small Value Portfolio.

Each Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Each Portfolio may enter into futures contracts and options on futures contracts for U.S. equity securities and indices.

The total market capitalization ranges, and the value criteria used by the Advisor for the VA Large Value and VA Small Value Portfolios, as described above, generally apply at the time of purchase by the VA Large Value and VA Small Value Portfolios. The VA Large Value and VA Small Value Portfolios are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS” in this Prospectus.

INTERNATIONAL EQUITY PORTFOLIOS

VA INTERNATIONAL VALUE PORTFOLIO

Investment Objective and Policies

The investment objective of VA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio invests in the value stocks of large non-U.S. companies. A company’s shares will be considered eligible for investment if the Advisor determines such shares are value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Under normal market conditions, the Portfolio intends to invest its assets in issuers organized, having a majority of their assets in, or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio will not invest more than 25% of its total assets in securities of companies in a single industry. The Portfolio invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts.

The Portfolio intends to invest in the stocks of large companies in countries with developed markets. As of the date of this Prospectus, the Portfolio may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Portfolio’s growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Portfolio may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2004, on an aggregate basis for the Portfolio, the Advisor considered large companies to be those companies with a market

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capitalization of at least $819 million. This threshold will vary by country or region. For example, as of December 31, 2004, the Advisor considered a large company in the European Monetary Union (“EMU”) to have a market capitalization of at least $1,873 million, a large company in Australia to have a market capitalization of at least $1,198 million, and a large company in Hong Kong to have a market capitalization of at least $1,250 million. These dollar amounts will change due to market conditions.

The Portfolio intends to purchase securities in each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. As a result, the weightings of certain companies in the Portfolio may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of non-U.S. large companies whose stock is eligible for investment by the VA International Value Portfolio.

The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

VA INTERNATIONAL SMALL PORTFOLIO

Investment Objective and Policies

VA International Small Portfolio’s investment objective is to achieve long-term capital appreciation. It provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental and Pacific Rim companies. It generally will invest its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies that are traded in the Japanese securities markets; (2) United Kingdom small companies that are traded principally on the London Stock Exchange; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. The Advisor will determine the initial allocation of assets among the four segments of VA International Small Portfolio and will periodically review and adjust such allocation, all in its sole discretion. The VA International Small Portfolio also may invest in securities of small companies listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

As a non-fundamental policy, under normal circumstances, the VA International Small Portfolio will invest at least 80% of its net assets in securities of small companies. If the VA International Small Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Company size will be determined for purposes of this Portfolio by the Advisor in a manner that considers and compares, as applicable, the market capitalization of companies in each respective market (e.g., Japanese Companies). “Market capitalization” will be calculated by multiplying the price of a company’s stock by the number of its shares of that stock outstanding.

Japanese Small Company Segment

The Portfolio is authorized to invest in readily marketable stocks of a broad and diverse group of Japanese small companies. The Advisor measures company size based primarily on market capitalization. With respect to this segment of the Portfolio, the Advisor first ranks eligible companies listed on selected exchanges in Japan by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Japan. As of December 31, 2004, the Advisor considered Japanese small companies to be those companies with a market capitalization below $880 million. This dollar amount will change due to market conditions. The Portfolio will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000.

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United Kingdom Small Company Segment

The Portfolio is authorized to invest in readily marketable stocks of a broad and diverse group of United Kingdom small companies. The Advisor measures company size based primarily on market capitalization. With respect to this segment of the Portfolio, the Advisor first ranks eligible companies listed on selected exchanges in the United Kingdom. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in the United Kingdom. As of December 31, 2004, the Advisor considered United Kingdom small companies to be those companies with a market capitalization below $1,434 million. This dollar amount will change due to market conditions. The Portfolio will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000.

Continental Small Company Segment

The Portfolio is authorized to invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries. As of the date of this Prospectus, the Portfolio may invest in small companies located in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden and Switzerland, whose shares are traded principally in securities markets located in those countries. With respect to this segment of the Portfolio, the Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Continental Series with respect to each country or region. As of December 31, 2004, on an aggregate basis for the Continental Series, the Advisor considered small companies to be those companies with a market capitalization below $1,052 million. This threshold will vary by country or region. For example, as of December 31, 2004, the Advisor considered a small company in the EMU to have a market capitalization below $1,873 million, a small company in Denmark to have a market capitalization below $1,381 million, and a small company in Sweden to have a market capitalization below $1,478 million. These dollar amounts will change due to market conditions.

The Portfolio does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Portfolio of holdings in a particular country. See “Portfolio Construction.”

Pacific Rim Small Company Segment

The Portfolio is authorized to invest in stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. With respect to this segment of the Portfolio, the Advisor measures company size on a country specific basis and based primarily on market capitalization. In the countries authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country authorized for investment. This threshold will vary by country. As of December 31, 2004, the Advisor considered Pacific Rim small companies to be those companies with a market capitalization below $1,198 million in Australia, $1,250 million in Hong Kong, $819 million in New Zealand and $921 million in Singapore. These dollar amounts will change due to market conditions. As of the date of this Prospectus, the Portfolio is authorized to invest in Pacific Rim small companies in Australia, Hong Kong, New Zealand and Singapore. In the future, the Advisor may add small companies located in other Asian countries as securities markets in these countries become accessible.

The Portfolio does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Advisor may in its discretion either limit further investments in a particular country or divest the Portfolio of holdings in a particular country.

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Portfolio Construction

With respect to each segment, VA International Small Portfolio intends to invest in the stock of eligible companies on a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. On a periodic basis, the Advisor will review each Portfolio’s holdings and determine which, at the time of such review, are no longer considered Japanese, United Kingdom, Continental or Pacific Rim small companies.

FIXED INCOME PORTFOLIOS INVESTMENT OBJECTIVES AND POLICIES

VA Short-Term Fixed Portfolio

The investment objective of VA Short-Term Fixed Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The Portfolio will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Portfolio will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the VA Short-Term Fixed Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a dollar-weighted average portfolio maturity that will not exceed one year. If the VA Short-Term Fixed Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See “Investments in the Banking Industry.”)

VA Global Bond Portfolio

The investment objective of VA Global Bond Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community or corporate debt obligations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the VA Global Bond Portfolio will invest at least 80% of its net assets in fixed income securities. If the VA Global Bond Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio will generally invest its assets in obligations which mature within five years from the date of settlement. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. Inasmuch as VA Global Bond Portfolio intends to continually hedge against the risk of variations in currency

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exchange rates, the Advisor believes that the variation of the Portfolio’s investment performance in relation to fluctuations in currency exchange rates will be minimized.

Description of Investments

The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios. VA Short-Term Fixed Portfolio may invest in all of the securities and obligations listed in categories 1-8, and VA Global Bond Portfolio may invest in the securities and obligations listed in categories 1-10.

1.    U.S. Government Obligations    Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations    Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities of the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3.    Corporate Debt Obligations    Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Rating Group, a Division of The McGraw-Hill Companies (“S&P”) and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.    Bank Obligations    Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks with assets in excess of $1,000,000,000.

5.    Commercial Paper    Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P, and having a maximum maturity of nine months.

6.    Repurchase Agreements    Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations    Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.    Supranational Organization Obligations    Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9.    Foreign Issuer Obligations    Debt securities of non-U.S. issuers rated AA or better by S&P and Aa2 or better by Moody’s.

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10.    Eurodollar Obligations    Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

Investors should be aware that the net asset values of the Fixed Income Portfolios may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

The categories of investments that may be acquired by the Fixed Income Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

VA Short-Term Fixed Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. This policy can only be changed by a vote of shareholders of the Portfolio. Banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the Portfolio is not concentrating its investments in this industry.

The types of bank and bank holding company obligations in which VA Short-Term Fixed Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio’s established credit rating criteria as stated under “Description of Investments.” In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

VA Short-Term Fixed Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

VA Global Bond Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily, the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. Supranational issuers include the European Economic Community, the European Coal and Steel Community, the Nordic Investment Bank, the World Bank and the Japanese Development Bank. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor’s judgment, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

VA Global Bond Portfolio will not invest more than 25% of its total assets in securities issued by issuers in a single industry, or by any one foreign government or in obligations of supranational organizations. VA Short-Term Fixed Portfolio and the VA Global Bond Portfolio are expected to have a high portfolio turnover rate due

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to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets.

PORTFOLIO TRANSACTIONS—DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The Domestic and International Equity Portfolios do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Generally, securities will be purchased with the expectation that they will be held for longer than one year.

VA Large Value and VA International Value Portfolios may sell portfolio securities when the issuer’s market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Portfolio. VA Small Value Portfolio may sell portfolio securities when the issuer’s market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Portfolio. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

In addition, VA Large Value and VA International Value Portfolios may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Portfolio. VA Small Value Portfolio may also sell portfolio securities in the same circumstances; however, that Portfolio anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer’s book to market ratio. VA International Small Portfolio will not sell securities which have depreciated in value solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Domestic and International Equity Portfolios involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would

16

otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares. While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

SECURITIES LOANS

All of the Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets. In connection with such loans, a Portfolio will receive collateral consisting generally of cash or U.S. government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. In addition, the Portfolios will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group Inc. (“the Fund”) could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

MANAGEMENT OF THE FUND

The Advisor serves as investment advisor to each of the Portfolios. As such, the Advisor is responsible for the management of their respective assets. Each Portfolio is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has ten members. Investment decisions for all Portfolios are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below

17

coordinate the efforts of all other portfolio managers and trading personnel with respect to the Portfolios indicated. For this reason, the Advisor has identified these coordinating individuals as those primarily responsible for the day-to-day management of the Portfolios:

Domestic Equity Portfolios	Robert T. Deere
Foreign Equity Portfolios	Karen E. Umland
Fixed Income Portfolios	David A. Plecha

Mr. Deere is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

Ms. Umland is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

Mr. Plecha is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

The Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolios’ shares. The Advisor was organized in May 1981, and is engaged in the business of providing investment management services. As of the date of this prospectus, assets under management total approximately $64 billion. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2004, see “ANNUAL FUND OPERATING EXPENSES.”

The Fund bears all of its own costs and expenses, including: services of its independent registered certified public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio are so allocated. Expenses which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets.

Consulting Services—VA International Value Portfolio

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisers Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”) whereby DFAL and DFA Australia each provide certain trading and administrative services with respect to the VA International Value Portfolio. The Advisor controls DFAL and DFA Australia.

Investment Services—VA International Small Portfolio

Pursuant to a Sub-Advisory Agreement with the Advisor, DFAL, 100 Pall Mall, London, SW1Y 5NQ, England, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the United Kingdom and Continental small company segments of VA International Small Portfolio. Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia, Level 29 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, the successor to

18

Dimensional Fund Advisors Asia Inc., has the authority and responsibility to select brokers and dealers to execute securities transactions for the Japanese and Pacific Rim small company segments of VA International Small Portfolio. The duties of DFAL with respect to the United Kingdom and Continental small company segments of the Portfolio and DFA Australia with respect to the Japanese and Pacific Rim small company segments of the Portfolio include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. On at least a semi-annual basis, the Advisor reviews the holdings of United Kingdom, Continental, Japanese and Pacific Rim small company segments and reviews the trading process and the execution of securities transactions.

DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and Continental small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

The policy of all the portfolios is to distribute substantially all of their net investment income together with any net realized capital gains (after any reductions for capital loss carryforwards) in December of each year.

Shareholders of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Shares of the Portfolio must be purchased through variable annuity contracts. As a result, it is anticipated that any dividend or capital gains distributions from a Portfolio will be exempt from current taxation if left to accumulate within a variable annuity contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The tax status of your investment in the Portfolios depends upon the features of your variable life or variable annuity contract. For further information, please refer to the prospectus of the insurance company separate account that offers your contract.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolios are sold only to insurance company separate accounts. Purchases and redemptions of shares of each Portfolio by a separate account will be effected at the net asset value per share. (See “VALUATION OF SHARES.”) Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the Portfolios. Please see the prospectus of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolios. When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity Portfolios and the VA Global Bond Portfolio reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market

19

timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios may be more susceptible to the risks of short-term trading than other Portfolios. The nature of the International Equity Portfolios’ holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of an International Equity Portfolio’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the International Equity Portfolio has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio calculates its net asset value. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Equity Portfolio calculates its net asset value. The VA Small Value Portfolio also may be subject to arbitrage market timing because they have significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Portfolio calculates its net asset values due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the Portfolios in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. As a result of this monitoring, Dimensional may ask a shareholder to stop such activities or refuse to process purchase orders or exchange orders in the shareholder’s account.

The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase orders for any reason, without prior notice, particularly purchase orders that the Funds believe are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to reject any purchase request made by an investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the best interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control. In addition, these procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

The ability to monitor trades that are through omnibus accounts maintained by financial intermediaries (“Intermediaries”) is severely limited. Omnibus accounts aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. In addition, some Intermediaries may be unable, or unwilling, to abide by any Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The Fund seeks compliance by Intermediaries with the policies by requesting that the Intermediaries from time to time identify to the Fund those investors known to the Intermediaries to have investment horizons inconsistent with those of the Portfolios.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or

20

other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

The net asset value per share of each Portfolio is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. Securities held by the Portfolios will be valued in accordance with applicable laws and procedures adopted by the Board of Directors, and generally, as described below.

Securities held by the Portfolios are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Portfolio holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors, than would a fund that holds a smaller number of securities. The VA Small Value Portfolio is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Portfolios holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings

21

of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Directors of the Portfolios monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the International Equity Portfolios and VA Global Bond Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Equity Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios do not price their shares, the net asset values of the International Equity Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio is determined each day as of such close.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio generally will disclose up to 25 of its largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the most recent month-end, online at the Advisor’s public website, www.dfaus.com, within 20 days after the end of each month. Each Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the annual report which is available upon request. The total return information shown in the Financial Highlights tables does not reflect the expenses that apply to a separate account or the related insurance policies. If these charges were included, the total return figures for all periods shown would be reduced.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	VA Small Value Portfolio					VA Large Value Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$15.02	$10.83	$11.45	$11.01	$12.78	$12.59	$10.69	$12.68	$13.02	$16.00

Income From Investment Operations
Net Investment Income (Loss)	0.05	0.02	0.03	0.07	0.10	0.15	0.13	0.12	0.16	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.34	4.94	0.10	2.31	0.58	2.42	1.90	(1.94)	0.72	(0.14)

Total from Investment Operations	3.39	4.96	0.13	2.38	0.68	2.57	2.03	(1.82)	0.88	0.13

Less Distributions
Net Investment Income	(0.02)	(0.03)	(0.07)	(0.10)	(0.07)	(0.15)	(0.13)	(0.17)	(0.27)	(0.25)
Net Realized Gains	(1.44)	(0.74)	(0.68)	(1.84)	(2.38)	—	—	—	(0.95)	(2.86)

Total Distributions	(1.46)	(0.77)	(0.75)	(1.94)	(2.45)	(0.15)	(0.13)	(0.17)	(1.22)	(3.11)

Net Asset Value, End of Period	$16.95	$15.02	$10.83	$11.45	$11.01	$15.01	$12.59	$10.69	$12.68	$13.02

Total Return	24.62%	49.71%	0.91%	25.51%	6.62%	20.55%	19.21%	(14.57)%	7.15%	1.52%
Net Assets, End of Period (thousands)	$64,567	$48,051	$32,142	$25,115	$19,132	$69,571	$48,115	$37,790	$36,634	$30,396
Ratio of Expenses to Average Net Assets	0.63%	0.68%	0.67%	0.64%	0.68%	0.40%	0.40%*	0.40%	0.41%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.31%	0.14%	0.32%	0.63%	0.86%	1.13%	1.27%*	1.15%	1.33%	2.02%
Portfolio Turnover Rate	30%	40%	31%	19%	42%	8%	7%	9%	13%	29%

*	The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets for the year ended November 30, 2003 have been restated from 0.37% to 0.40% and 1.16% to 1.27%, respectively, due to a clerical error.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	VA International Value Portfolio					VA International Small Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$11.53	$8.70	$9.44	$11.46	$12.73	$9.19	$6.26	$6.40	$7.64	$8.31

Income From Investment Operations
Net Investment Income (Loss)	0.25	0.20	0.17	0.20	0.12	0.20	0.15 (a)	0.13	0.17	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	3.04	2.81	(0.69)	(1.36)	(0.29)	2.42	2.89 (a)	(0.11)	(0.58)	(0.53)

Total from Investment Operations	3.29	3.01	(0.52)	(1.16)	(0.17)	2.62	3.04	0.02	(0.41)	(0.38)

Less Distributions
Net Investment Income	(0.18)	(0.18)	(0.19)	(0.22)	(0.21)	(0.17)	(0.11)	(0.14)	(0.20)	(0.19)
Net Realized Gains	(0.39)	—	(0.03)	(0.64)	(0.89)	(0.42)	—	(0.02)	(0.63)	(0.10)

Total Distributions	(0.57)	(0.18)	(0.22)	(0.86)	(1.10)	(0.59)	(0.11)	(0.16)	(0.83)	(0.29)

Net Asset Value, End of Period	$14.25	$11.53	$8.70	$9.44	$11.46	$11.22	$9.19	$6.26	$6.40	$7.64

Total Return	29.80%	35.49%	(5.71)%	(11.12)%	(1.68)%	30.17%	49.54%	0.27%	(6.17)%	(4.81)%
Net Assets, End of Period (thousands)	$48,946	$33,700	$24,188	$21,264	$21,032	$33,819	$21,814	$14,474	$11,783	$11,367
Ratio of Expenses to Average Net Assets	0.61%	0.63%	0.63%	0.64%	0.66%	0.77%	0.78%	0.77%	0.77%	0.80%
Ratio of Net Investment Income to Average Net Assets	1.98%	2.07%	1.82%	1.92%	1.71%	1.70%	1.92%	1.70%	2.07%	1.95%
Portfolio Turnover Rate	8%	21%	2%	8%	7%	9%	27%	6%	8%	12%

(a)	Net investment income (loss) and net gains (losses) on securities (realized and unrealized) for the year ended November 30, 2003 have been restated from $0.17 and $2.87, respectively to $0.15 and $2.89, respectively, due to a clerical error.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio					VA Global Bond Portfolio
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$10.31	$10.50	$10.58	$10.58	$10.42	$10.95	$10.91	$10.67	$10.68	$10.69

Income From Investment Operations
Net Investment Income (Loss)	0.14	0.13	0.24	0.45	0.59	0.22	0.31	0.33	0.41	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	0.03	0.11	0.15	0.04	0.09	0.14	0.38	0.32	(0.18)

Total from Investment Operations	0.10	0.16	0.35	0.60	0.63	0.31	0.45	0.71	0.73	0.60

Less Distributions
Net Investment Income	(0.12)	(0.22)	(0.42)	(0.60)	(0.47)	(0.30)	(0.29)	(0.39)	(0.74)	(0.59)
Net Realized Gains	(0.09)	(0.13)	(0.01)	—	—	(0.41)	(0.12)	(0.08)	—	(0.02)

Total Distributions	(0.21)	(0.35)	(0.43)	(0.60)	(0.47)	(0.71)	(0.41)	(0.47)	(0.74)	(0.61)

Net Asset Value, End of Period	$10.20	$10.31	$10.50	$10.58	$10.58	$10.55	$10.95	$10.91	$10.67	$10.68

Total Return	1.01%	1.60%	3.37%	6.02%	6.30%	2.97%	4.29%	7.05%	7.29%	5.89%
Net Assets, End of Period (thousands)	$41,576	$34,583	$29,533	$23,476	$20,409	$44,555	$32,339	$26,483	$20,852	$16,237
Ratio of Expenses to Average Net Assets	0.35%	0.36%	0.37%	0.38%	0.40%	0.42%	0.43%	0.46%	0.43%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.31%	2.37%	4.40%	5.72%	3.01%	3.09%	3.96%	4.09%	4.35%
Portfolio Turnover Rate	141%	160%	145%	71%	33%	86%	107%	82%	159%	85%

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809
Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 100 Pall Mall London SW1Y 5NQ England Tel. No. (207) 930-0000	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
DFA AUSTRALIA LIMITED Level 29 Gateway 1 MacQuarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Custodians—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Certified Public Accounting Firm PRICEWATERHOUSECOOPERS LLP 401 East Las Olas Boulevard Suite 1800 Fort Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your investment advisor — you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund — you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.

•	Access them on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

DFA Investment Dimensions Group Inc. (all other Portfolios)—Registration No. 811-3258

RRD033005-004

P R O S P E C T U S

March 30, 2005

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios.

The Portfolio described in this Prospectus:

Is a mutual fund with its own investment objective and policies.

Is designed for long-term investors.

This Prospectus describes the Class R shares of the Portfolio which:

Are generally available to employee benefit plans and clients and members of certain financial institutions, financial intermediaries or registered investment advisors.

Do not charge a sales commission or “load.”

U.S. SMALL CAP VALUE PORTFOLIO

CLASS R SHARES

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investing in the Portfolio involves investment risk, including possible loss of principal.

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RISK/RETURN SUMMARY
About the Portfolio

F    The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “Market Capitalization Weighted Approach.”

F    Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market (“Nasdaq”).

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio”—a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

The Advisor’s investment guidelines for the Portfolio use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

The Master Fund of the U.S. Small Cap Value Portfolio generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization.

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F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

Investment Objective and Strategy

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund which purchases value stocks of small U.S. companies using a market capitalization weighted approach.

Principal Risks

Small Company Risk: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause securities owned by the Master Fund, and consequently the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risk

Derivatives:

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Master Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Other Information

Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If the Master Fund does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:

The Portfolio and the Master Fund are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R shares of the Portfolio are a new class of shares, therefore, the Bar Chart and Table show performance information for the Investor Class shares of the Portfolio, another class of shares of the Portfolio. The Bar Chart shows the changes in performance of the Investor Class shares of the Portfolio from year to year. The Table illustrates how annualized one year, five year and ten year returns for the Portfolio’s Investor Class shares, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The index in the table does not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Bar Chart and Table presented below illustrate the performance of the Portfolio’s Investor Class of shares, which are not offered in this Prospectus but would have substantially similar annual returns as the Class R shares if they had been adjusted to reflect the fees and expenses of the Class R shares because the shares are invested in the same portfolio securities. Returns for the Class R shares will differ from the Investor Class shares to the extent that Class R shares will pay a Shareholder Services fee of up to 0.25% and will have different expenses.

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FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2004.

Management Fee	0.50%
Shareholder Services Fee**	0.25%
Other Expenses	0.06%

Total Annual Operating Expenses	0.81%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” is an estimate of the aggregate amount that will be payable by both the Master Fund and the Portfolio through the fiscal year ending November 30, 2005.

**	An amount of up to 0.25% of the average net assets of the Portfolio’s Class R shares may be used to compensate service agents (“Shareholder Services Agent”) that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R shares.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Class R shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$259	$450	$1,002

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Master Fund.

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SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2004, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
U.S. Small Cap Value Series	$2,385,000	0.05%

HIGHLIGHTS

Management and Administrative Services

The Advisor provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s Class R shareholders. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and any realized net capital gains annually in December of each year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the “NYSE”) on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Small Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in common stocks of small U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In measuring value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Master Fund generally will invest in a broad and diverse group of common stocks of small cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Master Fund. As of December 31, 2004, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1422 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Master Fund will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Master Fund changes this investment policy, the

5

Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Portfolio Construction

Ordinarily, the assets of the Master Fund will be invested in a broad and diverse group of readily marketable common stocks of small U.S. companies with high book to market ratios, as described above. The Master Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Master Fund may enter into futures contracts and options on futures contracts for U.S. equity securities and indices.

The Master Fund uses a market capitalization weighted approach. That is, each security is generally purchased based on the issuer’s relative market capitalization. The total market capitalization range, and the value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Weighted Approach” below.

Market Capitalization Weighted Approach

The Advisor purchases stocks for the Master Fund using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Deviation from market capitalization weighting will also occur because the Master Fund intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in high quality, highly liquid fixed income securities, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective. The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. Only common stocks whose market capitalizations are not more than the maximum on such list will be purchased by the Master Fund. Additional investments will not be made in securities which have appreciated in value to such an extent that they are not then considered by the Advisor to be small companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings increase in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

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As described above, investments will be made in virtually all eligible securities using a market capitalization weighted approach. The Master Fund does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Master Fund may sell portfolio securities when the issuer’s market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Master Fund. In addition, the Master Fund may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Master Fund. The Master Fund anticipates that it will generally retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer’s book to market ratio. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, the Advisor is responsible for the management of the Master Fund’s assets. The Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has ten members. Investment decisions for the Master Fund are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to security types and brokers.

In accordance with the team approach used to manage the Master Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio manager named below coordinates the efforts of all other portfolio managers and trading personnel with respect to the domestic equity funds advised by the Advisor. For this reason, the Advisor has identified Robert T. Deere as the individual primarily responsible for the day-to-day management of the Master Fund.

Mr. Deere is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity funds since 1994.

7

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2004, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services. As of the date of this Prospectus, assets under management total approximately $64 billion.

DFA Investment Dimensions Group Inc. (the “Fund”) and the Trust each bear all of its own costs and expenses, including: services of its independent registered certified public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio (or a class of the Portfolio) or the Master Fund are so allocated and expenses which are not allocable to the Portfolio (or a class of the Portfolio) and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

Shareholder Services

On behalf of the Portfolio, the Fund enters into agreements with service agents to provide shareholder servicing, recordkeeping, account maintenance and other services to Class R shareholders. The Fund pays such service agents an amount up to 0.25% of the average net assets of the Class R shares for such services.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any realized net capital gains (after any reductions for capital loss carryforwards) annually in December of each year.

Shareholders of Class R shares of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional Class R shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax. Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gains rates, so long as the investor meets certain holding period requirements. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

8

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the Statement of Additional Information.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains on redemption or exchange of Portfolio shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

For non-U.S. investors, ordinary dividends designated as short-term capital gain dividends and interest-related dividends (from U.S. sources) generally will not be subject to U.S. withholding tax, provided the shareholder certifies that they are a non-U.S. investor.

The Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the Statement of Additional Information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Class R shares of the Portfolio are generally sold only to (i) employee benefit plans, including but not limited to defined contribution plans, pension and profit sharing plans and plans of a similar nature (“Retirement Plans”), and (ii) clients, customers or members of certain financial institutions, financial intermediaries or registered investment advisors (“Financial Institutions”). Class R shares of the Portfolio are available under an employer’s Retirement Plan or through a Financial Institution, if the Retirement Plan or Financial Institution Shareholder Services Agent has entered into a contract with the Fund to provide shareholder services. In such case, shares may be purchased by following the procedures set forth in the agreement between the Fund and the Shareholder Services Agent. Investors who want to consider investing in the Portfolio should contact their employer or Financial Institution for details. Class R shares purchased through certain Financial Institutions may charge a service fee or commission for such transactions. No such fee or commission is charged on Class R shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s Retirement Plan or Financial Institution imposes a minimum transaction requirement.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Master Fund or otherwise represented in its portfolio as described in this prospectus. Securities accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

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The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund in which the Portfolio invests and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the Master Fund’s holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits the delays between changes in the price of the Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). The Portfolio and the Master Fund may be subject to arbitrage market timing because the Master Fund has significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time that the Master Fund calculates its net asset value due to, among other reasons, infrequent trading or illiquidity. There is the possibility that arbitrage market timing may dilute the value of the Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and the Trust: (i) trade activity monitoring; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the Portfolio in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. As a result of this monitoring, Dimensional may ask the shareholder to stop such activities or refuse to process purchase orders or exchange orders in the shareholder’s account.

The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase orders for any reason, without prior notice, particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to reject any purchase request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio or the Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the best interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control. In addition, these procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

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The ability to monitor trades that are through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors (“Intermediaries”), is severely limited. Omnibus accounts aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. In addition, some Intermediaries may be unable, or unwilling, to abide by any Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The Fund seeks compliance by Intermediaries with the policies by requesting that the Intermediaries from time to time identify to the Fund those investors known to the Intermediaries to have investment horizons inconsistent with those of the Portfolio.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolio and Master Fund. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Class R shares of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Class R shares of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m., PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding Class R shares of the Portfolio and the Master Fund, respectively. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. To the extent that the Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The Master Fund is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio and the Master Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio of its

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shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Public Offering Price

Provided that the Shareholder Services Agent has received an investor’s investment instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the payment by the custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, which is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio will be minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a fee that would be used to reimburse the Portfolio for such cost (a “reimbursement fee”). However, a reimbursement fee may be charged prospectively from time to time based upon the future experience of the Portfolio and the Master Fund which would be used to defray the costs of investing in securities (such as brokerage commissions, taxes and other transaction costs). Any such charge will be described in the Prospectus.

EXCHANGE OF SHARES

Investors may exchange Class R shares of the Portfolio for shares of certain other portfolios of the Fund or Dimensional Investment Group Inc. available under an employer’s Retirement Plan or through a Financial Institution, subject to the minimum purchase requirements set forth in the applicable prospectus. The Fund does not accept exchanges of shares of the Portfolio in an amount less than $100,000.

Retirement Plan participants and clients of certain Financial Institutions may exchange shares by completing the necessary documentation required by the Advisor and the Shareholder Services Agent designated under the employer’s Retirement Plan or by an Financial Institution. Please contact your employer, Financial Institution or Shareholder Services Agent.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent, other Intermediary or Sub-designee has received appropriate instructions in the form required by such Shareholder Services Agent, Intermediary or Sub-designee.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the

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Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure for Retirement Plan Participants and Clients of Financial Institutions

A participant in a Retirement Plan or a client of a Financial Institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent, other Intermediary or Sub-designee designated under the Retirement Plan or by the Financial Institution in the form required by such Shareholder Services Agent, other Intermediary or Sub-designee. The Shareholder Services Agent, other Intermediary or Sub-designee will adopt procedures approved by the Fund’s management for transmitting redemption orders.

Redemption Procedure for Retirement Plans and Financial Institutions

A Retirement Plan or Financial Institution that desires to redeem shares of the Portfolio must furnish a redemption request to the Fund. The Portfolio will redeem shares at the net asset value of such class of shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or by an Intermediary or Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 pm. PT), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

A Retirement Plan or Financial Institution that has authorized redemption payments by wire on an authorization form filed with the Fund may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to an account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to the Retirement Plan, Financial Institution. No charge is made by the Fund for redemptions.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with a purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds.

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Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than in the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio and Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, www.dfaus.com, within 20 days after the end of each month. The Portfolio and Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Master Fund.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report, which is available upon request.

Class R shares have not commenced operations as of the date of this Prospectus and financial highlights are not yet available. Financial highlights for the Portfolio’s Investor Class shares are shown to provide investors with financial information about the Portfolio. The returns would have been substantially similar because both Investor Class shares and Class R shares are invested in the same Master Fund. However, Class R shares pay shareholder servicing fees and Investor Class shares do not. Had the Class R shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been lower.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio—Investor Class
	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	$23.26	$17.70	$21.11	$18.79	$19.17

Income From Investment Operations
Net Investment Income (Loss)	0.30	0.08	0.08	0.12	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	5.73	7.21	0.19	3.95	1.11

Total From Investment Operations	6.03	7.29	0.27	4.07	1.23

Less Distributions
Net Investment Income	(0.38)	(0.07)	(0.12)	(0.13)	(0.10)
Net Realized Gains	(1.20)	(1.66)	(3.56)	(1.62)	(1.51)

Total Distributions	(1.58)	(1.73)	(3.68)	(1.75)	(1.61)

Net Asset Value, End of Period	$27.71	$23.26	$17.70	$21.11	$18.79

Total Return	27.46%	45.92%	0.71%	23.47%	6.99%

Net Assets, End of Period (thousands)	$5,795,166	$4,209,747	$2,972,651	$2,914,661	$2,633,943
Ratio of Expenses to Average Net Assets**	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.04%	0.46%	0.42%	0.54%	0.60%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	26%	35%	30%	13%	32%

**	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

N/A	Refer to the Master Fund.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Independent Registered Certified Public Accounting Firm PRICEWATERHOUSECOOPERS LLP 401 East Las Olas Boulevard Suite 1800 Fort Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator — if you are a participant in a 401(k) plan offering the Portfolio.

—	Your shareholder services agent — if you are a client or member of an institution offering the Portfolio.

—	The Fund — if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access them on our website at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2005

DFA Investment Dimensions Group Inc. (“DFAIDG”) is an open-end management investment company that offers thirty-seven series of shares. Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers sixteen series of shares. DFAIDG and DIG are collectively referred to as the “Funds” in this Statement of Additional Information (“SAI”). This SAI relates to twenty-four series of DFAIDG and one series of DIG (individually, a “Portfolio” and collectively, the “Portfolios”):

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Company Portfolio (Feeder)	U.S. Small Cap Value Portfolio (Feeder)-Investor Class
Enhanced U.S. Large Company Portfolio (Feeder)	U.S. Small Cap Portfolio (Feeder)
U.S. Large Cap Value Portfolio (Feeder)	U.S. Micro Cap Portfolio (Feeder)
U.S. Small XM Value Portfolio (Feeder)	DFA Real Estate Securities Portfolio

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio	Continental Small Company Portfolio (Feeder)
DFA International Value Portfolio (Feeder)	DFA International Small Cap Value Portfolio
International Small Company Portfolio	Emerging Markets Portfolio (Feeder)
Japanese Small Company Portfolio (Feeder)	Emerging Markets Value Portfolio (Feeder)
Pacific Rim Small Company Portfolio (Feeder)	Emerging Markets Small Cap Portfolio (Feeder)
United Kingdom Small Company Portfolio (Feeder)	Emerging Markets Core Equity Portfolio

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio (Feeder)	DFA Five-Year Global Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio (Feeder)	DFA Intermediate Government Fixed Income Portfolio
DFA Five-Year Government Portfolio	DFA Short-Term Municipal Bond Portfolio

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated March 30, 2005, as amended from time to time. The audited financial statements and financial highlights of the Funds are incorporated by reference from the Fund’s annual reports to shareholders. The prospectus and the annual reports can be obtained by writing to the above address or by calling the above telephone number. Because the Emerging Markets Core Equity Portfolio had not commenced operations as of November 30, 2004, the annual reports for the Funds for the fiscal year ended November 30, 2004 do not contain any data regarding the Emerging Markets Core Equity Portfolio.

PORTFOLIO CHARACTERISTICS AND POLICIES

Each of the Portfolios identified as a “Feeder” (a “Feeder Portfolio”) on the cover page of this SAI seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the “Trust”) or in the case of the Emerging Markets Value Portfolio, in the Dimensional Emerging Markets Value Fund Inc. (“DEM”). The series of the Trust and DEM are referred to as the “Master Funds.” Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund, and provides administrative services to the Feeder Portfolios and International Small Company Portfolio. The International Small Company Portfolio seeks to achieve its investment objective by investing in up to four Master Funds (the “International Master Funds”). Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds.

Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

Because the structure of the Domestic Equity and International Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in a Portfolio and the anticipated amount of a Portfolio’s assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

BROKERAGE COMMISSIONS

The following table reports brokerage commissions paid by the designated Portfolios and Master Funds. For the Feeder Portfolios, the amounts include commissions paid by the corresponding Master Fund.

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2004, 2003 and 2002

Master Fund/Portfolio	2004	2003	2002
U.S. Large Company Series	$44,268	$80,760	$95,280
Enhanced U.S. Large Company Series	$28,630	$16,954	$17,304
U.S. Large Cap Value Series	$1,320,039	$1,111,710	$1,072,620
U.S. Small XM Value Series	$360,844	$1,179,601	$1,463,799
U.S. Small Cap Value Series	$8,305,249	$7,000,505	$4,826,509
U.S. Small Cap Series	$2,082,149	$1,352,376	$1,124,961
U.S. Micro Cap Series	$3,308,172	$2,368,632	$1,614,452
DFA Real Estate Securities Portfolio	$678,386	$321,191	$159,638
Large Cap International Portfolio	$159,333	$93,369	$127,569
DFA International Value Series	$892,643	$506,766	$576,457
Japanese Small Company Series	$611,595	$164,773	$89,226
Pacific Rim Small Company Series	$287,362	$133,014	$261,413
United Kingdom Small Company Series	$449,354	$114,815	$56,931
Continental Small Company Series	$374,278	$452,822	$386,683
DFA International Small Cap Value Portfolio	$2,608,993	$765,606	$808,779
Emerging Markets Series	$1,214,171	$503,628	$326,443

Master Fund/Portfolio	2004	2003	2002
Emerging Markets Value Portfolio (Dimensional Emerging Markets Value Fund Inc.)	$1,389,358	$682,951	$545,490
Emerging Markets Small Cap Series	$416,307	$174,320	$91,022

The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by those Portfolios.

Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to a Feeder Portfolio and International Small Company Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets and the International Master Funds, respectively.

The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company Series and DFA Australia Limited performs these services for the Japanese and Pacific Rim Small Company Series. Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

Transactions, from time to time, may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Trustees/Directors of DFAIDG, DIG, DEM and the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The OTC companies eligible for purchase by The U.S. Micro Cap Series, The U.S. Small Cap Series, The U.S. Small Cap Value Series, The U.S. Small XM Value Series and the DFA Real Estate Securities Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Portfolios or Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Portfolio or Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds and Portfolios can effect transactions at the best available prices.

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During the fiscal year ended November 30, 2004, the Portfolios or, in the case of a Feeder Portfolio, its corresponding Master Fund, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions
U.S. Large Cap Value	$40,595,640	$58,569
U.S. Small XM Value	$24,250,738	$60,150
U.S. Small Cap Value	$380,054,031	$1,083,827
U.S. Small Cap	$106,267,585	$228,247
U.S. Micro Cap	$131,358,097	$326,610
U.S. Large Company	$1,096,775	$750
Large Cap International	$18,216,080	$36,408
DFA International Value	$59,785,192	$109,500
Japanese Small Company	$50,717,363	$126,793
Pacific Rim Small Company	$0	$0
United Kingdom Small Company	$40,242,043	$58,422
Continental Small Company	$37,318,812	$62,997
DFA International Small Cap Value	$210,619,236	$387,429

The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

A Feeder Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the corresponding Master Fund.

Certain Portfolios or Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of each Portfolio, or in the case of a Feeder Portfolio, its corresponding Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio or Master Fund during the fiscal year ended November 30, 2004, as well as the value of such securities held by the Portfolio or Master Fund as of November 30, 2004.

Master Fund/Portfolio	Broker or Dealer	Value of Securities
U.S. Small XM Value Portfolio	Instinet Group	$982,216
U.S. Small Cap Portfolio	Investment Technology Group	$1,724,604
U.S. Small Cap Portfolio	Instinet Group	$193,130
U.S. Micro Cap Portfolio	Investment Technology Group	$4,069,328
Large Cap International Portfolio	Deutsche Bank AG	$2,819,488
Large Cap International Portfolio	Mitsubishi Securities Co. Ltd.	$5,157,313
DFA International Value Portfolio	Deutsche Bank AG	$49,954,035
Japanese Small Company Portfolio	Marusan Securities Co. Ltd.	$831,289
Emerging Markets Value Fund	LG Securities (HK) Limited	$1,455,943

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INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

All Portfolios (Except the Emerging Markets Core Equity Portfolio) Investment Limitations

The Portfolios, except the Emerging Markets Core Equity Portfolio, will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, except the DFA Real Estate Securities Portfolio, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios except the U.S. Micro Cap and U.S. Small Cap Portfolios, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio may purchase or sell financial futures contracts and options thereon; and the Enhanced U.S. Large Company Portfolio and DFA Short-Term Municipal Bond Portfolio may purchase, sell and enter into indices-related futures contracts, options on such futures contracts, securities-related swap agreements and other derivative instruments;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors; and, with respect to the Emerging Markets Value Portfolio, except through the acquisition of publicly traded debt securities and short-term money instruments;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer; provided that this limitation applies to 100% of the total assets of the U.S. Micro Cap Portfolio;

(4)	purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the U.S. Small XM Value Portfolio, the DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolio are not subject to this limitation;

(5)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of a Portfolio’s gross assets valued at the lower of market or cost; provided that each Portfolio, other than the U.S. Micro Cap, Japanese Small Company, DFA One-Year Fixed Income, DFA Intermediate Government Fixed Income and DFA Five-Year Government Portfolios, may borrow amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans; and with respect to the Emerging Markets Value Portfolio, borrow, except in connection with a foreign currency transaction, the settlement of a portfolio trade, as a temporary measure for extraordinary or emergency purposes, including to meet redemption requests, and, in no event in excess of 33% of the Fund’s net assets valued at market;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above; provided that the U.S. Small XM Value Portfolio, the DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolio are not subject to this limitation;

(7)	invest more than 10% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven

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days, and other illiquid investments; provided that the Enhanced U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, DFA Two-Year Global Fixed Income Portfolio, International Small Company, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio are not subject to this limitation, and the DFA Real Estate Securities Portfolio, the U.S. Small Cap Value Portfolio, the U.S. Large Cap Value Portfolio, the DFA International Value Portfolio, the U.S. Small Cap Portfolio, the Emerging Markets Portfolio, DFA International Small Cap Value Portfolio and the DFA Short-Term Municipal Bond Portfolio may invest not more than 15% of their total assets in illiquid securities;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company; provided that the U.S. Micro Cap Portfolio, the U.S. Small XM Value Portfolio and the DFA Short-Term Municipal Bond Portfolio are not subject to this limitation;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that (a) the DFA Real Estate Securities Portfolio may invest in a REIT that is registered as an investment company; (b) each of the U.S. Small XM Value Portfolio, Enhanced U.S. Large Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, International Small Company Portfolio, U.S. Micro Cap Portfolio and DFA Short-Term Municipal Bond Portfolio may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation; except this limitation does not apply to the U.S. Micro Cap Portfolio, U.S. Small XM Value Portfolio, DFA Real Estate Securities Portfolio and DFA Short-Term Municipal Bond Portfolio;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that (a) DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;” and (b) DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry;

(13)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs, except that the Enhanced U.S. Large Company Portfolio, the U.S. Small XM Value Portfolio, DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolio are not subject to these limitations;

(14)	purchase warrants, however, the Domestic and International Equity Portfolios may acquire warrants as a result of corporate actions involving their holdings of other equity securities; provided that the U.S. Small XM Value Portfolio, DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolio are not subject to this limitation;

(15)	purchase securities on margin or sell short; provided that the U.S. Small XM Value Portfolio, DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolio are not subject to the limitation on selling securities short;

(16)

acquire more than 10% of the voting securities of any issuer; provided that (a) this limitation applies only to 75% of the assets of the DFA Real Estate Securities Portfolio, the Value Portfolios, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio, the DFA

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International Small Cap Value Portfolio and the Emerging Markets Value Portfolio; and (b) the U.S. Micro Cap Portfolio and DFA Short-Term Municipal Bond Portfolio are not subject to this limitation; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit each Feeder Portfolio and International Small Company Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as the Master Funds or the International Master Funds, respectively. The investment limitations of each Master Fund are similar to those of the corresponding Feeder Portfolio, except as described below.

The investment limitations described in (1) and (15) above do not prohibit each Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations; and the investment limitations described in (1), (13) and (15) above do not prohibit the Enhanced U.S. Large Company Portfolio or DFA Short-Term Municipal Bond Portfolio from: (i) making margin deposits in connection with transactions in options; and (ii) maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

For purposes of (5) above, the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio (indirectly through their investment in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on such Master Funds’ behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Master Funds have no present intent to engage in any other types of borrowing transactions under this authority. With respect to (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, these Portfolios do not intend to lend those shares.

For purposes of (3) above, in the case of the DFA Short-Term Municipal Bond Portfolio, this limitation does not apply to any municipal bond guaranteed by the U.S. government.

For the purposes of (7) above, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio (indirectly through their investment in the corresponding Master Funds) and DFA Five-Year Global Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”) subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% or 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

With respect to (10) above, while each of the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio may not invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization, the Master Funds in which these Portfolios invest are not subject to such limitation and may invest in securities of investment companies, including exchange traded funds.

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For purposes of (12) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if it can do so under the Portfolio’s policy of not being concentrated in any single industry.

For purposes of (12) above, the DFA Short-Term Municipal Bond Portfolio may invest more than 25% of its assets in tax-exempt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by a state or local government or a political subdivision of any of the foregoing; the Portfolio will not otherwise invest in an industry if, after giving affect to that investment, the Portfolio’s holding in that industry would exceed 25% of its total assets. For these purposes, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

Emerging Markets Core Equity Portfolio Investment Limitations

The Emerging Markets Core Equity Portfolio will not:

(1)	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(2)	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(3)	Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

(4)	Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Portfolio’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio’s total assets may be invested without regard to such 5% and 10% limitations;

(5)	Borrow money, except that (a) it may borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes;

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(6)	Issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

(7)	Engage in the business of underwriting securities issued by others; and

(8)	Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

With respect to (5)(a) above for the Emerging Markets Core Equity Portfolio, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio. With respect to (5)(b) above for the Emerging Markets Core Equity Portfolio, the Portfolio will segregate assets to cover the amount borrowed by the Portfolio.

Additional Information on Investment Limitations

Although not a fundamental policy subject to shareholder approval: (1) the Large Cap International and Small Company Portfolios, including the U.S. Small Cap Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio (directly or indirectly through their investment in the Master Funds) do not intend to purchase interests in any real estate investment trust; and (2) the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

The International Equity, DFA Two-Year Global Fixed Income, Enhanced U.S. Large Company and DFA Five-Year Global Fixed Income Portfolios (directly or indirectly through their investment in the Master Funds) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Dimensional Emerging Markets Value Fund and the Emerging Markets Core Equity Portfolio may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Master Funds or the Dimensional Emerging Markets Value Fund or whose use is otherwise considered by the Master Funds or the Dimensional Emerging Markets Value Fund to be advisable. Each Master Fund or the Dimensional Emerging Markets Value Fund would “look through” any such vehicle to determine compliance with its investment restrictions.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

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OPTIONS ON STOCK INDICES

The Enhanced U.S. Large Company Series may purchase and sell options on stock indices. With respect to the sale of call options on stock indices, pursuant to published positions of the Securities and Exchange Commission (the “Commission”), the Enhanced U.S. Large Company Series will either (1) maintain with its custodian liquid assets equal to the contract value (less any margin deposits); (2) hold a portfolio of stocks substantially replicating the movement of the index underlying the call option; or (3) hold a separate call on the same index as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written, provided the difference is maintained by the Series in liquid assets in a segregated account with its custodian. With respect to the sale of put options on stock indices, pursuant to published Commission positions, the Enhanced U.S. Large Company Series will either (1) maintain liquid assets equal to the exercise price (less any margin deposits) in a segregated account with its custodian; or (2) hold a put on the same index as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written, or (b) less than the exercise price of the put written, provided an amount equal to the difference is maintained by the Series in liquid assets in a segregated account with its custodian.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Enhanced U.S. Large Company Series desires.

The Enhanced U.S. Large Company Series will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Series will realize a loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date.

If an option written by the Enhanced U.S. Large Company Series expires, the Series realizes a gain equal to the premium received at the time the option was written. If an option purchased by the Enhanced U.S. Large Company Series expires unexercised, the Series realizes a loss equal to the premium paid.

The premium paid for a put or call option purchased by the Enhanced U.S. Large Company Series is an asset of the Series. The premium received for an option written by the Series is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options on Indices

There are several risks associated with transactions in options on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. The value of an option position will reflect, among other things, the current market price of the underlying index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying index and general market conditions. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Options normally have expiration dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying index. Purchased options that expire unexercised have no value. Unless an option purchased by the Enhanced U.S. Large Company Series is exercised or unless a closing transaction is effected with respect to that position, the Enhanced U.S. Large Company Series will realize a loss in the amount of the premium paid and any transaction costs.

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A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Enhanced U.S. Large Company Series intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over the counter markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. There can be no assurance that the Enhanced U.S. Large Company Series will be able to liquidate an over the counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Series may be unable to liquidate an over the counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Enhanced U.S. Large Series would have to exercise those options which they have purchased in order to realize any profit. With respect to options written by the Enhanced U.S. Large Company Series, the inability to enter into a closing transaction may result in material losses to the Series.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Enhanced U.S. Large Company Series would not be able to close out options which it had purchased and may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

The Enhanced U.S. Large Company Series’ activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Series may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

Investment Limitations on Options Transactions

The ability of the Enhanced U.S. Large Company Series to engage in options transactions is subject to certain limitations. The Enhanced U.S. Large Company Series will only invest in over-the-counter options to the extent consistent with the 15% limit on investments in illiquid securities.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets and, with respect to the International Small Company Portfolio, the International Master Funds.

All Portfolios, except the U.S. Micro Cap and U.S. Small Cap Portfolios, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio, may enter into futures contracts and options on futures contracts. Such Portfolios (with the exception of Enhanced U.S. Large Company Portfolio and its corresponding Master Fund) may enter into futures contracts and options on future contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. The Enhanced U.S. Large Company Portfolio may use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin

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requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios or Master Funds expect to earn income on their margin deposits. Each Master Fund and Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Master Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund or Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Master Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund or Portfolio has entered into. Pursuant to published positions of the Commission, the Portfolios or Master Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Master Funds	Permissible Cash Investment	Percentage Guidelines*
U.S. Large Company	Short-term fixed income obligations same as One-Year Fixed Income Portfolio; index futures contracts and options thereon	5%

Enhanced U.S. Large Company	Short-term fixed income obligations same as Two-Year Global Fixed Income Portfolio; shares of money market mutual funds;** index futures contracts and options thereon	N.A.

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Portfolios and Master Funds	Permissible Cash Investment	Percentage Guidelines*

U.S. Small Cap, Japanese Small Company, Pacific Rim Small Company, United Kingdom Small Company and Continental Small Company	No limitations, except not permitted to invest in registered money market mutual funds	20%

U.S. Micro Cap	No limitations	20%

U.S. Large Cap Value and U.S. Small Cap Value	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon	20%

U.S. Small XM Value	High quality, highly liquid fixed income securities such as money market instruments; shares of money market mutual funds;** index futures contracts and options thereon	20%

DFA Real Estate Securities Portfolio	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

Large Cap International Portfolio	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

International Small Company Portfolio	Short-term, high quality fixed income obligations	Small portion

DFA International Small Cap Value Portfolio	Index future contracts and options thereon	20%

DFA International Value Portfolio and Master Fund	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

The Emerging Markets Portfolios and Master Funds	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds;** index futures contracts and options thereon	10%

DFA Intermediate Government Fixed Income Portfolio	Future contracts on U.S. Treasury securities or options on such contracts	N.A.

DFA Short-Term Municipal Bond Portfolio	Short-term fixed income obligations same as One-Year Fixed Income Portfolio; highly liquid debt securities; shares of money market mutual funds, including tax-exempt money market funds;** index futures contracts and options thereon	20%

Emerging Markets Core Equity Portfolio	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds;** index futures contracts and options thereon	20%

*	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

**	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

Each of the International Equity Portfolios and Master Funds may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where such Portfolio or Master Fund is permitted to invest. In addition, the U.S. Small Cap Series and the U.S. Micro Cap Series are authorized to invest

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in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or Master Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio or Master Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio’s investment objective and policies.

EXCHANGE TRADED FUNDS

The following non-Feeder Portfolios and Master Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity:

Enhanced U.S. Large Company Series,

The U.S. Small XM Value Series

The U.S. Micro Cap Series

The Japanese Small Company Series

The Pacific Rim Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Emerging Markets Series

Emerging Markets Small Cap Series

DEM

Emerging Markets Core Equity Portfolio

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Portfolios and Master Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of the Small Company Portfolios ordinarily are anticipated to be low. The One-Year Fixed Income Series, Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rates for Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio have varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

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DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

The DFA Short-Term Municipal Bond Portfolio may invest in certain types of securities and engage in certain investment practices that the other Portfolios and Master Funds do not. In addition to the securities and investment practices described in the prospectus, set forth below is a description of certain types of securities that the Portfolio may purchase and certain investment techniques that the Portfolio may use to attempt to achieve its investment objective.

Variable Rate Obligations and Demand Notes

The DFA Short-Term Municipal Bond Portfolio may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in the Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio’s investments and of their shares.

The DFA Short-Term Municipal Bond Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Standby Commitments

These instruments, which are similar to a put, give the DFA Short-Term Municipal Bond Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

Tender Option Bonds

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Structured or Indexed Securities

The DFA Short-Term Municipal Bond Portfolio may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in the two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of the Portfolio’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because the Portfolio bears the risk of the Reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Zero Coupon Bonds

The DFA Short-Term Municipal Bond Portfolio may invest in zero coupon bonds. Zero coupon bonds generally pay no cash interest (or dividends, in the case of preferred stock) to their holders prior to maturity.

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Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends, in the case of preferred stock) on a current basis. Although the Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, the Portfolio will be required, for federal income tax purposes, generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Portfolio otherwise would not have done so. To the extent the Portfolio is required to liquidate thinly traded securities, it may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by the Portfolio to pay distributions, the Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result, its current income ultimately may be reduced.

Municipal Lease Obligations

The DFA Short-Term Municipal Bond Portfolio may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the inefficiency and thinness of the market in which they are traded. Under the supervision of the Board of Directors, the Advisor may determine to treat certain municipal lease obligations as liquid, and therefore not subject to the Portfolio’s 15% limit on illiquid securities. The factors that the Advisor may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the Portfolio.

When-Issued Securities

The DFA Short-Term Municipal Bond Portfolio may purchase tax-exempt securities on a “when-issued” basis. In buying “when-issued” securities, the Portfolio commits to buy securities at a certain price even though the securities may not normally be delivered for up to 45 days. The Portfolio pays for the securities and begins earning interest when the securities are actually delivered. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. It is also possible that the securities will never be issued and the commitment cancelled.

Municipal Bond Insurance

The Advisor anticipates that a portion of the DFA Short-Term Municipal Bond Portfolio’s investment portfolio will be invested in municipal securities whose principal and interest payments are guaranteed by a top-rated private insurance company at the time of purchase. The Portfolio’s insurance coverage may take one of several forms. A primary insurance policy is purchased by a municipal securities issuer at the time the securities are issued. This insurance is likely to increase the credit rating of the securities, as well as their purchase price and resale value. A mutual fund insurance policy is purchased by the Portfolio and used to guarantee specific securities only while the securities are held by the Portfolio. Finally, a secondary market insurance policy is purchased by a bond investor (such as the Portfolio) or a broker after the bond has been issued and insures the bond until its maturity date. Both primary insurance and secondary market insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for portfolio insurance, if any, would be paid from the Portfolio’s assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Portfolio insurance coverage that terminates upon the sale of an insured security by the DFA Short-Term Municipal Bond Portfolio, may not improve the resale value of the security. Therefore, unless the Portfolio elects to purchase secondary market insurance with respect to such securities or such securities are already covered by primary insurance, the Portfolio generally will retain any such securities insured by portfolio insurance that are in

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default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities that are not in default.

The DFA Short-Term Municipal Bond Portfolio is authorized to obtain portfolio insurance from insurers that have obtained a claims-paying ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody’s, including AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation and Financial Guaranty Insurance Company.

A Moody’s insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurance claims-paying ability rating by Moody’s or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody’s or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Participation Interests

A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that the DFA Short-Term Municipal Bond Portfolio’s participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Directors has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by government securities. The Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Portfolio’s participation interest in the municipal obligation, plus accrued interest. The Portfolio intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio. The Portfolio will invest no more than 5 percent of the value of its assets in participation interests.

Municipal Custody Receipts

The DFA Short-Term Municipal Bond Portfolio also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above. Although under the terms of a custody receipt the Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist

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against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of each Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for each Board recommends the appointment of the Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2004.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of a Fund’s Performance Committee is a disinterested Director. Each Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings for each Fund held during the fiscal year ended November 30, 2004.

Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director’s experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 9/22/47	Director	DFAIDG– since 1983 DIG–since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	75 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 1/19/39	Director	DFAIDG– since 1986 DIG–since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	75 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	DFAIDG– since 1981 DIG–since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	75 portfolios in 4 investment companies
Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	DFAIDG– since 2003 DIG–since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	75 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).
Myron S. Scholes 1101 Vallejo Street San Francisco, CA 94133 Date of Birth: 7/01/41	Director	DFAIDG– since 1981 DIG–since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	75 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.
Abbie J. Smith Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 4/30/53	Director	DFAIDG– since 2000 DIG–since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	75 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) and Director, Ryder System Inc. (transportation).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	DFAIDG– since 1981 DIG–since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	75 portfolios in 4 investment companies
Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	DFAIDG– since 1981 DIG–since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute.	75 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2004 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	U.S. Micro Cap-$10,001-50,000	$10,001-50,000
Abbie J. Smith	None	None

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Interested Directors:
David G. Booth	DFA One-Year Fixed Income-Over $100,000 U.S. Micro Cap-$50,001-$100,000 DFA Short-Term Municipal Bond-Over $100,000 DFA International Small Cap Value-Over $100,000	Over $100,000
Rex A. Sinquefield

Continental Small Company–Over $100,000

DFA Five-Year Global Fixed Income–Over $100,000

DFA Int’l Small Cap Value-Over $100,000

DFA Int’l Value-Over $100,000

Emerging Markets Value-Over $100,000

Japanese Small Company-Over $100,000

Pacific Rim Small Company-Over $100,000

U.S. Large Cap Value–Over $100,000

U.S. Large Company–Over $100,000

U.S. Micro Cap–Over $100,000

U.S. Small Cap Value-Over $100,000

United Kingdom Small Company-Over $100,000

Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended November 30, 2004 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from DFAIDG*	Aggregate Compensation from DIG	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex†
George M. Constantinides	$36,148	$5,228	N/A	N/A	$75,000
John P. Gould	$36,148	$5,228	N/A	N/A	$75,000
Roger G. Ibbotson	$36,148	$5,228	N/A	N/A	$75,000
Robert C. Merton	$36,148	$5,228	N/A	N/A	$75,000
Myron S. Scholes	$36,148	$5,228	N/A	N/A	$75,000
Abbie J. Smith	$36,148	$5,228	N/A	N/A	$75,000

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2004 is as follows: $75,000 (Mr. Gould), $75,000 (Mr. Ibbotson); $75,000 (Mr. Merton); and $75,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will

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be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Date of Birth: 7/1/71	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors Inc. (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).
Darryl Avery Date of Birth: 10/4/66	Vice President	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional Fund Advisors Inc. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc.
Stephen A. Clark Date of Birth: 8/20/72	Vice President	Since 2004	Vice President of all the DFA Entities. April 2001 to April 2004, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Graduate Student at the University of Chicago (September 1998 to March 2001); Associate of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September 1999).
Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Christopher S. Crossan Date of Birth: 12/21/65	Vice President and Chief Compliance Officer	Since 2004	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004); Branch Chief, Investment Company and Investment Advisor Inspections, Securities and Exchange Commission (April 1994 to August 2000).
James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.
Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.
Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Damon S. Fisher Date of Birth: 8/2/68	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Gretchen A. Flicker Date of Birth: 6/9/71	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.
Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.
Christine W. Ho Date of Birth: 11/29/67	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors Inc.
Jeff J. Jeon Date of Birth: 11/11/73	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional Fund Advisors Inc. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).
Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).
Joseph F. Kolerich Date of Birth: 11/7/71	Vice President	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).
Michael F. Lane Date of Birth: 7/11/67	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).
Heather H. Mathews Date of Birth: 12/12/69	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).
David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.
Sonya Park Date of Birth: 6/28/72	Vice President	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional Fund Advisors Inc. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).
David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.
Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).
David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.
John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Director of Global Institutional Services of Dimensional Fund Advisors Inc. and Director of Dimensional Fund Advisors Ltd. (May 2001 to January 2005). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).
Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).
Grady M. Smith Date of Birth: 5/26/56	Vice President	Since 2004	Vice President of all the DFA Entities. From August 2001 to April 2004, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).
Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Date of Birth: 11/10/47	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Bradley G. Steiman Date of Birth: 3/25/73	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Funds Canada Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional Fund Advisors Inc. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).
Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carol W. Wardlaw Date of Birth: 8/7/58	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the outstanding stock of each Portfolio described in this SAI, except that Directors and officers as a group, as of February 28, 2005, held 6.82% of the United Kingdom Small Company Portfolio; 2.10% of the Pacific Rim Small Company Portfolio; 1.65% of the DFA Short-Term Municipal Bond Portfolio; and 1.38% of the DFA Five-Year Global Fixed Income Portfolio.

SERVICES TO THE FUNDS

Administrative Services—The Feeder Portfolios and International Small Company Portfolio

The Funds have entered into administration agreements with the Advisor, on behalf of the Feeder Portfolios and International Small Company Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Feeder Portfolios and International Small Company Portfolio are obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentages listed below:

Portfolio	Administration Fee
U.S. Large Company Portfolio	0.125%(a)
Enhanced U.S. Large Company Portfolio	0.15% (b)
U.S. Large Cap Value Portfolio	0.15%
U.S. Small XM Value Portfolio	0.30% (a)
U.S. Small Cap Value Portfolio	0.30% (e)
U.S. Small Cap Portfolio	0.32%
U.S. Micro Cap Portfolio	0.40%
DFA International Value Portfolio	0.20%
International Small Company Portfolio	0.40% (d)
Japanese Small Company Portfolio	0.40% (c)
Pacific Rim Small Company Portfolio	0.40% (c)
United Kingdom Small Company Portfolio	0.40% (c)
Continental Small Company Portfolio	0.40% (c)
Emerging Markets Portfolio	0.40% (a)
Emerging Markets Value Portfolio	0.40%

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Emerging Markets Small Cap Portfolio	0.45%
DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.10%

(a)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. The Fee Waiver and Expense Assumption Agreement for each Portfolio will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.

(b)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the Enhanced U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) exceed 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus.

(c)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses the Portfolio bears as a shareholder of its master fund. The Fee Waiver and Expense Assumption Agreement for each Portfolio will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.

(d)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus.

(e)	The U.S. Small Cap Value Portfolio has two classes of shares. Each class of shares of the U.S. Small Cap Value Portfolio pays its proportionate share of the fees paid to the Advisor based on the average net assets of the classes.

For the fiscal years ended November 30, 2004, 2003 and 2002, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	2004 (000)		2003 (000)		2002 (000)
U.S. Large Company Portfolio	2,656	[1]	$1,744	[7]	$1,643	[13]
Enhanced U.S. Large Company Portfolio	$262		$181		$139
U.S. Large Cap Value Portfolio	$3,225		$1,974		$1,695
U.S. Small XM Value Portfolio	399	[2]	$207	[8]	$213	[14]

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Portfolio	2004 (000)		2003 (000)		2002 (000)
U.S. Small Cap Value Portfolio	$14,542		$9,508		$8,986
U.S. Small Cap Portfolio	$4,922		$2,533		$2,474
U.S. Micro Cap Portfolio	$11,280		$7,739		$6,623
DFA International Value Portfolio	$2,043		$1,101		$858
International Small Company Portfolio	$5,111		$2,535		$1,711
Japanese Small Company Portfolio	$189	[3]	$129	[9]	$263
Pacific Rim Small Company Portfolio	$100	[4]	$113	[10]	$282
United Kingdom Small Company Portfolio	$55	[5]	$67	[11]	$154	[15]
Continental Small Company Portfolio	$109	[6]	$124	[12]	$313
Emerging Markets Portfolio	$3,299		$1,656		$1,311
Emerging Markets Value Portfolio	$2,441		$838		$358
Emerging Markets Small Cap Portfolio	$579		$210		$101
DFA One-Year Fixed Income Portfolio	$1,767		$1,258		$870
DFA Two-Year Global Fixed Income Portfolio	$1,483		$984		$690

[1]	$742 after waiver
[2]	$421 after waiver
[3]	$161 after waiver
[4]	$ 60 after waiver
[5]	$ 14 after waiver
[6]	$ 70 after waiver
[7]	$461 after waiver
[8]	$202 after waiver
[9]	$98 after waiver
[10]	$84 after waiver
[11]	$28 after waiver
[12]	$89 after waiver
[13]	$462 after waiver
[14]	$196 after waiver
[15]	$130 after waiver

Administrative Services—All Portfolios

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day recordkeeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, each of the Portfolios listed below pays PFPC annual fees which are set forth in the following table:

DFA Real Estate Securities Portfolio

.10% of the first $200 million of net assets

.075% of the next $200 million of net assets

.05% of the next $200 million of net assets

.03% of the next $200 million of net assets

.02% of net assets over $800 million

The DFA Real Estate Securities Portfolio is subject to a $4,900 per month minimum fee. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

Large Cap International Portfolio

DFA International Small Cap Value Portfolio

Emerging Markets Core Equity Portfolio

Charges for each Portfolio:

.1230% of the first $300 million of net assets

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.0615% of the next $300 million of net assets

.0410% of the next $250 million of net assets

.0205% of the net assets over $850 million

The Large Cap International Portfolio[,] and the DFA International Small Cap Value Portfolio [and the Emerging Markets Core Equity Portfolio] are each subject to a $75,000 per year minimum fee. PFPC has agreed to limit the minimum fee for these Portfolios from time to time.

DFA Five-Year Government Portfolio

DFA Intermediate Government Fixed Income Portfolio

Charges for each Portfolio:

.0513% of the first $100 million of net assets

.0308% of the next $100 million of net assets

.0205% of net assets over $200 million

DFA Five-Year Global Fixed Income Portfolio

.1230% of the first $150 million of net assets

.0820% of the next $150 million of net assets

.0615% of the next $300 million of net assets

.0410% of the next $250 million of net assets

.0205% of net assets over $850 million

The DFA Five-Year Global Fixed Income Portfolio is subject to a $75,000 per year minimum fee. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

DFA Short-Term Municipal Bond Portfolio

.0769% of the first $200 million of net assets

.0513% of the next $200 million of net assets

.0308% of the next $200 million of net assets

.0205% of net assets over $600 million

PFPC charges a minimum fee of $75,000 per year to the DFA Short-Term Municipal Bond Portfolio. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

Enhanced U.S. Large Company Portfolio

U.S. Large Cap Value Portfolio

U.S. Small XM Value Portfolio

U.S. Small Cap Value Portfolio

U.S. Small Cap Portfolio

U.S. Micro Cap Portfolio

DFA International Value Portfolio

Emerging Markets Value Portfolio

One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

The above portfolios are feeder portfolios that invest in Master Funds that are taxed as corporations. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

U.S. Large Company Portfolio

Japanese Small Company Portfolio

Pacific Rim Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

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These feeders invest in Master Funds taxed as partnerships. PFPC’s charges are allocated among the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. Additionally, the U.S. Large Company Portfolio also pays a fee at the rate of .015% per year of net assets with a minimum fee of $52,000 per year. There is also a separate transfer agency fee paid by the U.S. Large Company Portfolio of .0025% of net assets per year with a minimum fee of $15,000 per year.

International Small Company Portfolio

$2,000 per month (includes custodian fees)

The Master Funds in which the International Equity Feeder Portfolios invest, the non-Feeder International Equity Portfolios, and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the following Portfolios and Master Funds: DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Value Series, the Japanese Small Company Series, the Pacific Rim Small Company Series, the United Kingdom Small Company Series, the Continental Small Company Series, DFA Two-Year Global Fixed Income Series, the Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund Inc., Enhanced U.S. Large Company Series and Emerging Markets Core Equity Portfolio (co-custodian with PFPC Trust Co.). PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the Feeder Portfolios and the other Master Funds.

Distributor

Each Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Certified Public Accounting Firm

PricewaterhouseCoopers LLP is the independent registered certified public accounting firm to the Funds and audits the annual financial statements of the Funds. Their address is 401 East Las Olas Boulevard, Suite 1800, Ft. Lauderdale, FL 33301.

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ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund). For the fiscal years ended November 30, 2004, 2003 and 2002, the Portfolios (or their corresponding Master Funds) paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:

	2004 (000)	2003 (000)		2002 (000)
U.S. Large Company Portfolio (a)	$823	$652		$693
Enhanced U.S. Large Company Portfolio	$88	$60		$46
U.S. Large Cap Value Portfolio (a)	$3,190	$1,939		$1,656
U.S. Small XM Value Portfolio (a)	$199	$502		$812
U.S. Small Cap Value Portfolio (a)	$10,497	$6,735		$6,344
U.S. Small Cap Portfolio (a)	$534	$310		$294
U.S. Micro Cap Portfolio	$2,821	$1,935		$1,656
DFA Real Estate Securities Portfolio	$2,995	$1,640		$1,088
Large Cap International Portfolio	$1,698	$958		$826
DFA International Value Portfolio (a)	$4,209	$2,439		$2,340
International Small Company Portfolio (b)	$1,277	$633		$692
Japanese Small Company Portfolio	$448	$229		$210
Pacific Rim Small Company Portfolio	$202	$124		$135
United Kingdom Small Company Portfolio	$283	$116		$102
Continental Small Company Portfolio	$547	$311		$245
DFA International Small Cap Value Portfolio	$10,341	$4,913		$3,624
Emerging Markets Portfolio (a)	$844	$425		$337
Emerging Markets Value Portfolio	$852	$398		$333
Emerging Markets Small Cap Portfolio	$337	$145		$89
DFA One-Year Fixed Income Portfolio (a)	$884	$629		$435
DFA Two-Year Global Fixed Income Portfolio	$748	$492		$345
DFA Five-Year Government Portfolio	$942	$723		$544
DFA Five-Year Global Fixed Income Portfolio	$2,797	$2,081		$1,729
DFA Intermediate Government Fixed Income Portfolio	$341	$299		$319
DFA Short-Term Municipal Bond Portfolio (c)	$618	$285	[1]	$32	[2]
Emerging Markets Core Equity Portfolio (d)	$0	$0		$0

(a)	The Master Fund has more than one Feeder Portfolio; the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.
(b)	Each of the four International Master Funds in which the Portfolio invests its assets has more than one Feeder Portfolio (which are also included elsewhere in this table). The dollar amount represents the total dollar amount of management fees attributable to this Portfolio paid by each International Master Fund to the Advisor.
(c)	DFA Short-Term Municipal Bond Portfolio did not commence operations until August 21, 2002.
(d)	As of the date of this SAI, the Emerging Markets Core Equity Portfolio had not commenced operations.
[1]	$232 after waiver
[2]	$0 after waiver

In approving the continuation of the advisory agreement (and sub-advisory agreement, if applicable) for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Board of Directors or Trustees, as applicable (each a “Board”), including those Directors or Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds, the Trust, Dimensional Emerging Markets Value Fund Inc. or the Advisor (the “Disinterested Board Members”), considered a number of factors, including: (i) the nature, extent and quality

29

of services provided by the Advisor (or the sub-advisor) to the Portfolio or Master Fund; (ii) the fees and expenses borne by the Portfolio or Master Fund; and (iii) the performance of the Portfolio or Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor (or the sub-advisor, as applicable) for a Portfolio or Master Fund, the Board reviewed the scope, depth and experience of the Advisor’s (or the sub-advisor’s) organization and the investment professionals currently providing management services to the Portfolio or Master Fund. The Board evaluated the Advisor’s (or the sub-advisor’s) portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by each Portfolio or Master Fund, and considering the reasonableness of the management fees paid to the Advisor (and the fees paid to the sub-advisor, if applicable) in light of the services provided to the Portfolio or Master Fund and any additional benefits received by the Advisor (or its affiliates, including, if applicable, the sub-advisor) in connection with providing such services, the Board compared the fees charged by the Advisor to the Portfolio or Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio or Master Fund. The Board also reviewed the Advisor’s (and, if applicable, the sub-advisor’s) operations, financial condition, and financial results in managing each Portfolio or Master Fund. The Board noted, among other things, that each Portfolio’s or Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Portfolio or Master Fund, the Board compared the performance of the Portfolio or Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio or Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor (or the sub-advisor) with respect to the management of the Portfolios and Master Funds, the Board concluded that the management fees of each Portfolio or Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor (or the sub-advisor) to each Portfolio or Master Fund were consistent with each Portfolio’s and Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board also determined that the performance results of each Portfolio and Master Fund were reasonable, as compared with relevant performance standards and appropriate market indices. The Board, including the Disinterested Board Members, therefore concluded that the continuation of the advisory agreement (or, as applicable, the sub-advisory agreement) for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund) was in the best interests of the Portfolio or Master Fund and its shareholders.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios (or for Feeder Portfolios, their respective Master Funds), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the Portfolios (or for Feeder Portfolios, their respective Master Funds) including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers and trading personnel with respect to the category of portfolios indicated. For this reason, the Advisor has identified these coordinating individuals as those primarily responsible for the day-to-day management of the Portfolios (or for Feeder Portfolios, their respective Master Funds):

Domestic equity portfolios	Robert T. Deere
International equity portfolios	Karen E. Umland
Fixed income portfolios	David A. Plecha

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Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios in this SAI as of November 30, 2004 is set forth in the chart below.

Robert T. Deere

Portfolio	Dollar Range of Portfolio Shares Owned
U.S. Large Company Portfolio[1]	None
U.S. Enhanced Large Company Portfolio[1]	None
U.S. Large Cap Value Portfolio[1]	$10,001 - $50,000
U.S. Small XM Value Portfolio[1]	None
U.S. Small Cap Value Portfolio[1]	$100,001 - $500,000
U.S. Small Cap Portfolio[1]	None
U.S. Micro Cap Portfolio[1]	$50,001 - $100,000
DFA Real Estate Securities Portfolio[2]	None
[1] Robert T. Deere serves as the portfolio manager for the Master Fund in which the Portfolio invests.
[2] Robert T. Deere serves as the portfolio manager for the Portfolio.

Karen E. Umland

Portfolio	Dollar Range of Portfolio Shares Owned
Large Cap International Portfolio[3]	$1 - $10,000
DFA International Value Portfolio[4]	$50,001 - $100,000
International Small Company Portfolio[3]	None
Japanese Small Company Portfolio[4]	$1 - $10,000
Pacific Rim Small Company Portfolio[4]	$1 - $10,000
United Kingdom Small Company Portfolio[4]	None
Continental Small Company Portfolio[4]	$1 - $10,000
DFA International Small Cap Value Portfolio[3]	$10,001 - $50,000
Emerging Markets Portfolio[4]	$10,001 - $50,000
Emerging Markets Value Portfolio[4]	None
Emerging Markets Small Cap Portfolio[4]	None
Emerging Markets Core Equity Portfolio[3]	None
[3] Karen E. Umland serves as the portfolio manager for the Portfolio.
[4] Karen E. Umland serves as the portfolio manager for the Master Fund in which the Portfolio invests.

David A. Plecha

Portfolio	Dollar Range of Portfolio Shares Owned
DFA One-Year Fixed Income Portfolio[5]	None
DFA Two-Year Global Fixed Income Portfolio[5]	None
DFA Five-Year Government Portfolio[6]	None
DFA Five-Year Global Fixed Income Portfolio[6]	None
DFA Intermediate Government Fixed Income Portfolio[6]	None
DFA Short-Term Municipal Bond Portfolio[6]	None
[5] David A. Plecha serves as the portfolio manager for the Master Fund in which the Portfolio invests.
[6] David A. Plecha serves as the portfolio manager for the Portfolio.

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Description of Compensation Structure

Portfolio managers receive a base salary, an incentive bonus and may receive a commission based on services provided to certain clients of the Advisor. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that they manage. The Compensation Committee of the Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager receives points in a bonus pool that is shared with other employees of the Advisor. The number of bonus points awarded to each portfolio manager is based upon the factors described above. The Advisor calculates the value of the bonus points based on the profitability of the Advisor. The bonus is paid two times per year.

•	Commissions for Client Services. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of the Advisor.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Portfolios (or with respect to the Feeder Portfolios, the Master Fund in which the Feeder Portfolios invest), each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2004
Robert T. Deere

•      20 U.S. registered mutual funds with $27,237,827,516 in total assets under management.

•      10 unregistered pooled investment vehicles with $9,884,278,507 in total assets under management. Out of these unregistered pooled investment vehicles, one unregistered pooled investment vehicle with total assets of $285,628,919 pays a performance-based advisory fee.

•      27 other accounts with $1,768,140,861 in total assets under management.

Karen E. Umland

•      20 U.S. registered mutual funds with $15,062,938,436 in total assets under management.

•      6 unregistered pooled investment vehicles with $292,144,007 in total assets under management.

•      3 other accounts with $1,192,508,942 in total assets under management.

David A. Plecha	• 12 U.S. registered mutual funds with $6,717,548,669 in total assets

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under management. • 7 unregistered pooled investment vehicles with $1,140,482,270 in total assets under management. • 8 other accounts with $241,802,929 in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Master Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios (or Master Funds in which the Feeder Portfolios invest) in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Master Fund. Actual or apparent conflicts of interest include:

•	Time Management. The management of multiple Portfolios/Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios/Master Funds.

•	Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Master Fund or Account, a Portfolio/Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Master Funds and Accounts.

•	Broker Selection. With respect to securities transactions for the Portfolios/Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Master Fund or the Account.

•	Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•	Client Service Responsibilities. A conflict may arise where a portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the Account of that client over other Portfolios/Master Funds or Accounts that the portfolio manager manages.

•	Investment in a Portfolio. A portfolio manager or his/her relatives may invest in a Portfolio that he or she manages (or in a Feeder Portfolio that he or she manages the corresponding Master Fund) and a conflict may arise where he or she may therefore have an incentive to treat the Portfolio (or the corresponding Master Fund of a Feeder Portfolio) in which the portfolio manager or his/her relatives invest preferentially as compared to other Portfolios/Master Funds or Accounts for which they have portfolio management

33

responsibilities.

The Advisor and the Funds have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, DFA Intermediate Government Fixed Income Portfolio was named DFA Intermediate Government Bond Portfolio; DFA Five-Year Global Fixed Income Portfolio was named DFA Global Bond Portfolio; Pacific Rim Small Company Portfolio was named Asia-Australia Small Company Portfolio; U.S. Large Cap Value Portfolio was named U.S. Large Cap High Book to Market Portfolio; U.S. Small Cap Value Portfolio was named U.S. Small Cap High Book to Market Portfolio; U.S. Micro Cap Portfolio was named The Small Company Shares; DFA One-Year Fixed Income Portfolio was named DFA Fixed Income Shares; and Continental Small Company Portfolio was named The Continental European Portfolio. From September 1995 until December 1996, The DFA Real Estate Securities Portfolio was named DFA/AEW Real Estate Securities Portfolio. From September 1995 until August 1997, the U.S. Small Cap Value Portfolio was named the U.S. Small Cap Value Portfolio and from August 1997 to April 1, 2001, it was known as the U.S. 6-10 Value Portfolio. From September 1995 until April 1, 2001, the U.S. Micro Cap Portfolio was known as the U.S. 9-10 Small Company Portfolio. Until April 1, 2001, the U.S. Small XM Value Portfolio was known as the U.S. 4-10 Value Portfolio and the U.S. Small Cap Portfolio was known as the U.S. 6-10 Small Company Portfolio. Prior to April 1, 2001, the U.S. Small XM Value Portfolio, the U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio were known as the U.S. 4-10 Value Portfolio, the U.S. 6-10 Value Portfolio, the U.S. 6-10 Small Company Portfolio and the U.S. 9-10 Small Company Portfolio, respectively. Similarly, the Master Funds in which these four Portfolios invest – The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series and The U.S. Micro Cap Series – were, prior to April 1, 2001, known as The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series and the U.S. 9-10 Small Company Series, respectively.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, DIG was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings. Dimensional Emerging Markets Value Fund was incorporated under Maryland law on January 9, 1991, and offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of Dimensional Emerging Markets Value Fund approved its conversion from a closed-end management investment company to an open-end management investment company.

CODES OF ETHICS

The Funds, the Trust, Dimensional Emerging Markets Value Fund Inc., the Advisor, DFA Australia Limited, DFA Fund Advisors Ltd. and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

34

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature, except that with respect to the U.S. Small Cap Value Portfolio when a matter affects a single class of shares, only that class of the U.S. Small Cap Portfolio is permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the federal securities laws and regulations governing mutual funds, or other applicable law. Each Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the federal securities laws and regulations governing mutual funds, including semi-annual and annual financial statements of the Funds, the latter being audited at least once each year.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the relevant Fund will solicit voting instructions from the Feeder Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2005, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

U.S. LARGE COMPANY PORTFOLIO

Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	66.37%

National Investor Services Corp.* 55 Water Street New York, NY 10041	6.86%

Trust Company of America* P.O. Box 6503 Englewood, CO 80155	6.40%

National Financial Services* 2000 Liberty Street One World Financial Center New York, NY 10281	5.26%

35

ENHANCED U.S. LARGE COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	39.28%

National Investor Services Corp.*[1]	13.20%

Misericordia Home Endowment 6300 N. Ridge Avenue Chicago, IL 60660	10.98%

FTC & Co.* P.O. Box 173736 Denver, CO 80217	5.91%

Wellpoint Foundation 1 Wellpoint Way Westlake Village, CA 91362	5.80%

National Financial Services*[1]	5.65%

U.S. LARGE CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	55.29%

National Investor Services Corp*[1]	8.34%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	6.50%

U.S. SMALL XM VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	13.79%

FTC & Co.*[1]	10.67%

National Financial Services LLC*[1]	8.92%

Mac & Co.* P.O. Box 3198 Pittsburgh, PA 15230	7.91%

Hendrix College 1600 Washington Avenue Conway, AZ 72032	7.57%

National Investor Services Corp.*[1]	6.56%

U.S. SMALL CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	33.56%

36

U.S. SMALL CAP PORTFOLIO

Charles Schwab & Company, Inc.*[1]	18.90%

Tradje AP Fonden Vasagatan 11 Box 1176 SE 11191 Stockholm Sweden	8.84%

General Dynamics Stock Savings & Investment Plan Northern Trust Co.* P.O. Box 92994 Chicago, IL 60675	8.36%

Mac & Co.*[1]	7.23%

Utah Retirement Systems Defined Contribution Plan 540 E 200 S Salt Lake City, UT 84102	7.08%

Stichting Shell Pensioenfonds P.O. Box 65 2501 CB The Hague The Netherlands	6.38%

U.S. MICRO CAP PORTFOLIO

Charles Schwab & Company, Inc.*[1]	39.74%

National Electrical Benefit Fund 1125 15th Street NW Washington, DC 20005	7.17%

DFA REAL ESTATE SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.*[1]	55.84%

National Financial Services LLC*[1]	9.68%

National Investor Services Corp.*[1]	7.77%

LARGE CAP INTERNATIONAL PORTFOLIO

Charles Schwab & Company, Inc.*[1]	55.70%

National Investor Services Corp.*[1]	7.57%

National Financial Services*[1]	5.08%

DFA INTERNATIONAL VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	43.99%

National Investor Services Corp.*[1]	7.55%

37

National Financial Services LLC*[1]	6.33%

INTERNATIONAL SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	54.10%

State Street Bank & Trust Co. As Custodian For SA International Small Company Fund One Federal Street Boston, MA 02110	6.86%

National Investor Services Corp. *[1]	6.02%

JAPANESE SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	28.56%

National Financial Services LLC*[1]	16.99%

Sulam Trust JP Morgan Trust Co.* 500 Stanton Christiana Road Newark, DE 19713	13.31%

Cardinal Fund I, L.P. 201 Main Street, Suite 2415 Fort Worth, TX 76102	11.68%

Philanthropar Investments, L.P. 201 Main Street, Suite 2415 Fort Worth, TX 76102	6.68%

PACIFIC RIM SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	55.95%

National Financial Services LLC *[1]	8.83%

Lamb Partners 900 North Michigan Ave., Suite 1900 Chicago, IL 60611	5.85%

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	62.98%

Sulam Trust *[1]	7.47%

LPL*

38

P.O. Box 509046 San Diego, CA 92150	7.34%

Sinquefield Family Trust 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401	6.59%

FTC & Co.*[1]	5.57%

CONTINENTAL SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	52.39%

Sulam Trust[1]	11.19%

National Investor Services Corp.*[1]	8.89%

LPL*[1]	8.86%

FTC & Co.*[1]	6.50%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	48.19%

National Financial Services LLC *[1]	5.67%

National Investor Services Corp.*[1]	5.30%

EMERGING MARKETS PORTFOLIO

Charles Schwab & Company, Inc.*[1]	43.44%

National Financial Services LLC*[1]	5.64%

DFA Emerging Markets Trust (Australia)* Level 29, Gateway 1 Macquarie Place Sydney NSW 2000, Australia	5.32%

EMERGING MARKETS VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	32.13%

Dow Employees’ Pension Plan Dorinco 100 Midland, MI 48674	6.35%

National Investor Services Corp.*[1]	5.39%

Argosy & Co.* One Enterprise Drive North Quincy, MA 02171	5.31%

39

EMERGING MARKETS SMALL CAP PORTFOLIO

Charles Schwab & Company, Inc.*[1]	54.02%

National Investor Services Corp.*[1]	10.07%

Luprum Tipo A. Brown Brothers Harriman* 525 Washington Blvd. Jersey City, NJ 07310	5.53%

National Financial Services LLC *[1]	5.45%

Trust Company of America *[1]	5.35%

DFA ONE-YEAR FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	45.69%

BP Welfare Plan Trust III JP Morgan Chase* 3 Chase Metrotech Center 5th FL Brooklyn, NY 11245	15.49%

National Investor Services Corp*[1]	5.94%

Trust Company of America*[1]	5.14%

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	71.70%

National Financial Services LLC*[1]	10.13%

National Investor Services Corp. *[1]	6.08%

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

Charles Schwab & Company, Inc.*[1]	55.93%

National Financial Services LLC*[1]	12.97%

Trust Company of America*[1]	11.58%

National Investor Services Corp.*[1]	7.55%

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	57.24%

National Investor Services Corp.*[1]	11.45%

National Financial Services LLC*[1]	6.84%

Trust Company of America*[1]	6.42%

40

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	75.84%

People’s Energy Corporation Pension Trust 130 E. Randolph Street Chicago, IL 60601	8.54%

National Financial Services LLC *[1]	5.17%

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	70.99%

Trust Company of America*[1]	8.67%

National Investor Services Corp.* [1]	8.21%

*	Owner of record only.

[1]	See address for shareholder previously noted above in list.

Shareholder inquiries may be made by writing or calling the Funds at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

The Tokyo Stock Exchange (“TSE”) is closed on the following days in 2005: January 3 and 10, February 11, March 21, April 29, May 3, 4 and 5, July 18, September 19 and 23, October 10, November 3 and 23, December 23. In addition, in 2005 the TSE will have half-day trading on January 4 and December 30. Orders for the purchase and redemption of shares of the Japanese Small Company Portfolio received on those days will be priced as of the close of the NYSE on the next day that the TSE is open for trading (provided that the NYSE is open on such day). The London Stock Exchange (“LSE”) is closed on the following days in 2005: January 3, March 25 and 28, May 2 and 30, August 29, December 26 and 27. Orders for the purchase and redemption of shares of the United Kingdom Small Company Portfolio received on those days will be processed as of the close of the NYSE on the next day that the London Stock Exchange is open for trading. The foreign securities exchanges on which The Continental Small Company Series’ portfolio securities are principally traded are all closed on December 26 and March 25 and 28.

The Japanese Small Company Portfolio is closed on days that the TSE is closed. The United Kingdom Small Company Portfolio is closed on days that the LSE is closed. The Continental Small Company Portfolio is

41

closed on December 26 and March 25 and 28. Purchase and redemption orders for shares of such Portfolios will not be accepted on those days.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. Different tax rules may apply because, for federal income tax purposes, certain Portfolios invest their assets in Master Funds organized as corporations for federal income tax purposes, and other Portfolios invest their assets in Master Funds organized as partnerships. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolios.

Distributions of Net Investment Income

Each Portfolio receives or derives income generally in the form of dividends and/or interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. If you are a taxable investor, any income dividends (other than qualified dividends) a Portfolio pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Qualified Dividend income. Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and
•	dividends paid by qualified foreign corporations, including:

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--	corporations incorporated in a possession of the U.S.,
--	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and
--	corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

With respect to the Japanese Small Company Portfolio and the United Kingdom Small Company Portfolio, the Treasury Department has determined that the U.S. income tax treaties with Japan and the United Kingdom, among others, satisfies the requirements for a comprehensive income tax treaty.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund (or a non-Feeder Portfolio) on debt securities generally will not qualify for this favorable tax treatment.

Both a Master Fund (or a non-Feeder Portfolio) and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Master Fund (or a non-Feeder Portfolio) must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distributions of Capital Gain

Each Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. With respect to Master Funds organized as corporations for federal income tax purposes, distributions from each Master Fund’s net short-term capital gain will be taxable to a Portfolio, and in turn, to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to a Portfolio, and in turn, to its shareholders, as long-term capital gain. With respect to Master Funds organized as partnerships, income derived from net short-term capital gain of each Master Fund will be taxable to a Portfolio as net short-term capital gain and, when distributed to its shareholders, will be treated as ordinary income, and income derived from net long-term capital gain of the Master Fund will be taxable to a Portfolio and its shareholders (when distributed) as long-term capital gain, regardless of how long shares of the Portfolio have been held.

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Portfolios that are not Feeders may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by a Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

DFA Short-Term Municipal Bond Portfolio

Exempt-Interest Dividends. By meeting certain requirements of the Code, the DFA Short-Term Municipal Bond Portfolio qualifies to pay exempt-interest dividends to its shareholders. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of any state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income tax. Income from municipal securities of other states generally does not qualify as tax-free.

Taxable Income Dividends. The DFA Short-Term Municipal Bond Portfolio may earn taxable income from many sources, including temporary investments, the discount on stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income on the sale of market discount bonds. If a shareholder is a taxable investor, any income dividends the Portfolio pays from this income will be taxable to the shareholder as ordinary income.

Treatment of Private Activity Bond Interest. The interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase the taxpayer’s liability under federal and state alternative minimum taxes, depending on the shareholder’s personal or corporate tax position. Persons defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult their tax advisors before buying shares of the DFA Short-Term Municipal Bond Portfolio.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment

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company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of a Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;
•	98% of its capital gain net income earned during the twelve month period ending October 31; and
•	100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

A Master Fund (or a non-Feeder Portfolio) may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders.

Effect of Foreign Investments on Distributions

Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by a Master Fund (and by a non-Feeder Portfolio). Similarly, foreign exchange loss realized on the sale of debt securities by a Master Fund (and by a non-Feeder Portfolio) generally is treated as ordinary loss. This gain when distributed will be taxable to the Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio) as ordinary income, and any loss will reduce a Master Fund’s (or a Portfolio’s, in the case of a non-Feeder Portfolio) ordinary income otherwise available for distribution to the Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio). This treatment could increase or decrease a Master Fund’s (or a Portfolio’s, in the case of a non-Feeder Portfolio) ordinary income distributions to a Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio) and, in turn, to a shareholder, and may cause some or all of the Master Fund’s (or a Portfolio’s, in the case of a non-Feeder Portfolio) previously distributed income to be classified as a return of capital to the Feeder Fund (shareholders, in the case of a non-Feeder Portfolio).

PFIC Securities

A Master Fund (or a non-Feeder Portfolio) may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Master Fund (or a non-Feeder Portfolio) intends to mark-to-market these securities and to recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Master Fund (or a non-Feeder Portfolio) is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation by individuals on qualified dividends when distributed to you by a Portfolio.

Corporate Dividends-Received Deduction

For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Portfolios may qualify for the dividends-received deduction. A shareholder may be allowed to deduct these qualified dividends, thereby reducing the tax that would otherwise be required to be paid. The dividends-received deduction is available only with respect to dividends designated by a Portfolio as qualifying for this treatment. Qualifying dividends

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generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in a shareholder’s calculation of alternative minimum taxable income.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by a Master Fund organized as a partnership to another Master Fund organized as a partnership may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by a Master Fund organized as a corporation (a “Corporate Master Fund”) to another Corporate Master Fund, five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by DFA International Value Portfolio IV or U.S. Large Cap Value Portfolio III to another Corporate Master Fund, only shareholders that own 5% or more of the shares of a Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

For Portfolios other than the DFA Short-Term Municipal Bond Portfolio, any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. Any loss incurred on the sale or exchange of the DFA Short-Term Municipal Bond Portfolio’s shares, held for six months or less, will be disallowed to the extent of any exempt-interest dividends paid to shareholders and any remaining loss will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

Wash Sales

All or a portion of any loss that a shareholder realizes on the redemption of Portfolio shares is disallowed to the extent that the shareholder buys other shares in the same Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the shareholder’s share redemption. Any loss disallowed under these rules is added to the shareholder’s tax basis in the new shares.

U.S. Government Obligations

To the extent a Master Fund is organized as a partnership and invests in certain U.S. government obligations, dividends paid by a Portfolio to shareholders that are derived from interest on these obligations should be exempt from state or local personal income tax, subject in some states to minimum investment or reporting requirements that must be met by the Master Fund. To the extent a Master Fund is organized as a corporation and invests in these U.S. Government obligations, dividends paid to shareholders that are derived from interest on these obligations will not be exempt from state and local personal income tax by virtue of the federal income tax status of these Master Funds as corporations. States also grant tax-free status to dividends paid to shareholders of non-Feeder Portfolios from interest earned on certain U.S. government securities, subject in some states to minimum investment and reporting requirements that must be met by the Portfolio. The rules on exclusion of this income are different for corporate shareholders.

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Complex Securities

A Master Fund or a non-Feeder Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund or a non-Feeder Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio’s or Master Fund’s ability to recognize losses, and, in limited cases, subject the Portfolio or Master Fund to U.S. federal income tax on income from certain of the Master Fund’s or Portfolio’s foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

Securities Lending

A Master Fund or a non-Feeder Portfolio may enter into securities lending transactions that may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Non-U.S. Investors

Taxation of an investor who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. investor”), depends on whether the income from a Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a non-U.S. investor, dividends paid to such non-U.S. investor from investment company taxable income generally will be subject to a U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a non-U.S. investor generally would be exempt from U.S withholding tax on gains realized on the sale or redemption of Portfolio shares and dividends paid by the Portfolio from long-term capital gains, unless the investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Special U.S. withholding tax rules apply to disposition of “United States real property interests.”

Also, U.S withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under these exemptions, interest-related dividends and short-term capital gain dividends generally represent distributions of interest from U.S. sources and short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. These exemptions apply to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a non-U.S. investor, then the Portfolio’s dividends and distributions and any gains realized upon the sale or redemption of Portfolio shares will be subject to the U.S. federal income tax on a net income basis at the rates applicable to U.S. citizens or domestic corporations.

Special U.S. tax certification requirements apply to non-U.S. investors to avoid U.S. back up withholding imposed at a rate of 28%, obtain the benefits of any treaty between the United States and the shareholder’s country of residence, and obtain the benefits of exemption from withholding on interest-related and short-term capital gain dividends. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of appropriate forms to certify their status.

A partial exemption from U.S estate tax may apply to stock in a Portfolio held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. With respect to Portfolios that invest in Master Funds organized as corporations for federal income tax purposes, it is not clear that the estate of the nonresident decedent will be able to look-through to the underlying assets of the Master

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Fund for purposes of the foregoing rule. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

Shareholders should consult their tax advisors about the federal, state, local or foreign tax consequences of an investment in a Portfolio.

Information on the Tax Character of Distributions

The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. For the DFA Short-Term Municipal Bond Portfolio, this information will include the portion of distributions that are comprised of taxable income or interest income that is a tax preference item when determining a shareholder’s alternative minimum tax. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income, qualified dividends or capital gain (or in the case of the DFA Short-Term Municipal Bond Portfolio, as taxable, tax-exempt, or tax-preference income) a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the non-Feeder Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the non-Feeder Portfolios and Master Funds. Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios and Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable non-Feeder Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a non-Feeder Portfolio’s or a Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the non-Feeder Portfolio or Master Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to

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act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the non-Feeder Portfolios and Master Funds will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of DFAIDG, DIG, DEM and Board of Trustees of the Trust (collectively, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and Master Fund generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Portfolio’s or Master Fund’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s or Master Fund’s industry allocations. Each Portfolio and Master Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Executive Vice President and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of the date of this SAI, the Advisor and the Portfolios and Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	All Feeder Portfolios and Domestic Master Funds	Fund Custodian	Daily
Citibank, N.A.	All International Equity Master Fund and Portfolios and Global Fixed Income Portfolios and Master Funds	Fund Custodian	Daily
PFPC Inc.	All Portfolios and Master Funds	Fund Transfer Agent	Daily
Pricing Service Vendor	International Equity Portfolios and International Equity Master Funds	Fair value information services	Daily
AP1-Forsta AP Fondon	U.S. Small Cap Series and U.S. Small Cap Value Series	Monitoring investor exposure and investment strategy	Monthly
AP3-Tredje AP Fondon	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly
California Institute of Technology	Emerging Markets Series and International Small Company Portfolio	Monitoring investor exposure and investment strategy	Upon request
Merck & Co., Inc.	DFA International Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Upon request
Ontario Municipal Retirement System	U.S. Small Cap Value Series	Monitoring investor exposure and investment strategy	Monthly
Plan B Financial Services Ltd.	Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly*
Stichting Shell Pensioenfonds	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Upon request
Texas Mutual Insurance Company	U.S. Small Cap Value Series	Monitoring investor exposure and investment strategy	Monthly
Verizon Investment Management Corp	U.S. Micro Cap Series	Monitoring investor exposure and investment strategy	Monthly
Northern Trust Company	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request
Bank of New York	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request
State Street Bank and Trust	U.S. Small Cap Value Series, U.S. Large Cap Value Series, DFA International Value Series and Dimensional Emerging Markets Value Fund Inc.	Monitoring investor exposure and investment strategy	Monthly
Thomson Financial (Vestek)	U.S. Small Cap Series and U.S. Micro Cap Series	Monitoring investor exposure and investment strategy	Monthly
Callan Associates	U.S. Small Cap Value Series, U.S. Large Cap Value Series and DFA Intermediate Government Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Monthly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Centrestone Wealth Advisers Ltd.	Emerging Markets Series	Portfolio evaluation	Monthly*
Colonial Consulting Co.	U.S. Small Cap Value Series, U.S. Large Cap Value Series, U.S. Small Cap Series and U.S. Small XM Value Series	Monitoring investor exposure and investment strategy	Monthly
Consulting Services Group LLC	U.S. Small Cap Value Series and U.S. Small XM Value Series	Portfolio evaluation	Upon request
CTC Consulting Inc.	Emerging Markets Series and DFA International Small Cap Value Portfolio	Portfolio evaluation	Upon request
Fincom Technologies, LLC	U.S. Small Cap Value Series, U.S. Large Cap Value Series, U.S. Small Cap Series, U.S. Micro Cap Series, U.S. Small XM Value Series, DFA Real Estate Securities Portfolio and U.S. Large Company Series	Vendor to Advisor providing Portfolio analytics	Quarterly
Fund Evaluation Group, LLC	U.S. Small Cap Value Series	Monitoring investor exposure and investment strategy	Quarterly
Hewitt Associates	U.S. Small Cap Value Series	Portfolio evaluation	Upon request
Independent Fiduciary Services, Inc	U.S. Micro Cap Series	Portfolio evaluation	Upon request
Jeffrey Slocum & Associates	U.S. Small Cap Value Series	Portfolio evaluation	Upon request
Madison Portfolio Consultants	U.S. Small Cap Value Series, U.S. Large Cap Value Series, U.S. Small Cap Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly
Marco Consulting Group	U.S. Small Cap Value Series, U.S. Micro Cap Series and U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly
Mercer Investment Consulting, Inc.	U.S. Small Cap Value Series, U.S. Micro Cap Series, Large Cap International Portfolio and International Value Series	Monitoring investor exposure and investment strategy	Quarterly
New England Pension	U.S. Micro Cap Series	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Russell Mellon Analytical Service	U.S. Small Cap Value Series, U.S. Micro Cap Series, U.S. Small XM Value Series, U.S. Small Cap Series, DFA International Value Series, Emerging Markets Small Cap Series and U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly
Strategic Investment Solution	U.S. Small Cap Value Series, U.S. Large Cap Value Series and Dimensional Emerging Markets Value Fund Inc.	Monitoring investor exposure and investment strategy	Quarterly
Stratford Advisory Group, Inc.	U.S. Small Cap Value Series	Monitoring investor exposure and investment strategy	Quarterly
Summitt Strategies, Inc.	U.S. Small Cap Value Series and U.S. Small XM Value Series	Monitoring investor exposure and investment strategy	Quarterly
Watson Wyatt Investment Consulting	U.S. Small Cap Value Series, U.S. Micro Cap Series and U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly
Wilshire Associates	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly
Wurts & Associates	International Small Company Portfolio and U.S. Small Cap Value Series	Monitoring investor exposure and investment strategy	Monthly
Yanni Partners, Inc.	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Quarterly

*  receive top 500 holdings 15- to 20-days after month end.

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Master Funds, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including

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the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Funds and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios and Master Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 401 East Las Olas Boulevard, Suite 1800, Ft. Lauderdale, FL 33301, is the independent registered certified public accounting firm to each of the Funds. PricewaterhouseCoopers LLP audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended November 30, 2004, as set forth in the Fund’s annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI. Because the Emerging Markets Core Equity Portfolio had not commenced operations as of November 30, 2004, the annual reports for the Funds for the fiscal year ended November 30, 2004 do not contain any data regarding the Emerging Markets Core Equity Portfolio.

The audited financial statements of the Master Funds (which are series of the Trust) and the audited financial statements of Dimensional Emerging Markets Value Fund Inc. for the fiscal year ended November 30, 2004, as set forth in the Trust’s and Dimensional Emerging Markets Value Fund Inc.’s annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

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PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INVESTMENT DIMENSIONS GROUP INC.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2005

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company that offers thirty-seven series of shares. This statement of additional information (“SAI”) relates to five series of the Fund (individually, a “Portfolio” and collectively, the “Portfolios”):

DOMESTIC EQUITY PORTFOLIOS

Tax-Managed U.S. Marketwide Value Portfolio (Feeder)	Tax-Managed U.S. Equity Portfolio (Feeder)

Tax-Managed U.S. Small Cap Value Portfolio	Tax-Managed U.S. Small Cap Portfolio

INTERNATIONAL EQUITY PORTFOLIO

Tax-Managed DFA International Value Portfolio

This statement of additional information is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated March 30, 2005, as amended from time to time. The audited financial statements and financial highlights of the Portfolios (as applicable) are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and the annual report can be obtained by writing to the above address or by calling the above telephone number.

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PORTFOLIO CHARACTERISTICS AND POLICIES

The Portfolios that are identified as “Feeders” (the “Feeder Portfolios”) on the cover page of this SAI seek to achieve their investment objectives by investing all of their investable assets in corresponding series of The DFA Investment Trust Company (the “Trust”). The series of the Trust are referred to as the “Master Funds.” Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each of the Master Funds, and provides administrative services to the Feeder Portfolios. Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the prospectus.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and the Master Funds, including the Feeder Portfolios, through their investment in the Master Funds.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structure of the Portfolios and Master Funds is based on the relative market capitalizations of eligible holdings, it is possible that a Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio’s assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Portfolios for the fiscal years ended November 30, 2004, 2003 and 2002. For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, the amounts include commissions paid by their Master Funds.

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2004, 2003 AND 2002

	2004	2003	2002
Tax-Managed U.S. Marketwide Value Portfolio	$734,136	$653,299	$905,013
Tax-Managed U.S. Small Cap Value Portfolio	$1,952,768	$1,258,919	$1,551,586
Tax-Managed U.S. Small Cap Portfolio	$532,369	$751,593	$515,716
Tax-Managed DFA International Value Portfolio	$204,955	$184,043	$279,759
Tax-Managed U.S. Equity Portfolio	$231,453	$217,208	$160,349

Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to the Feeder Portfolios, the discussion applies to the Master Funds in which the Feeder Portfolios invest all of their assets.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner, which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers, which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

Transactions, from time to time, may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s or Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The OTC companies eligible for purchase by each Portfolio or Master Fund, other than the Tax-Managed DFA International Value Portfolio, may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Portfolios and Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Portfolio or Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds and Portfolios can effect transactions at the best available prices.

For the fiscal year ended November 30, 2004, the Portfolios or, in the case of the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Fund, their Master Funds, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions
Tax-Managed U.S. Marketwide Value Portfolio	$75,384,171	$143,988
Tax-Managed U.S. Small Cap Value Portfolio	$81,481,197	$225,926
Tax-Managed U.S. Small Cap Portfolio	$18,084,602	$48,206
Tax-Managed DFA International Value Portfolio	$1,670,333	$3,157
Tax-Managed U.S. Equity Portfolio	$11,831,331	$18,522

The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios’ shares.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio do not incur any brokerage costs in connection with their purchases or redemptions of shares of their respective Master Funds.

Certain Portfolios or Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of each Portfolio, or in the case of a Feeder Portfolio, its corresponding Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio or Master Fund during the fiscal year ended November 30, 2004, as well as the value of such securities held by the Portfolio or Master Fund as the November 30, 2004.

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Master Fund/Portfolio	Broker or Dealer	Value of Securities
Tax-Managed U.S. Marketwide Value Series	Instinet Group		$253,377
Tax-Managed U.S. Small Cap Value Portfolio	Instinet Group Investment Technology Group	$ $	60,062 648,417
Tax-Managed U.S. Small Cap Portfolio	Investment Technology Group		$526,149
Tax-Managed U.S. Equity Series	Investment Technology Group Instinet Group	$ $	27,654 101,231
Tax-Managed DFA International Value Portfolio	Deutsche Bank AG Julius Baer Holdings AG	$ $	13,367,431 232,566

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations, which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies, which deal in real estate, and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets and pledge not more than 33% of such assets to secure such loans;

(5)	engage in the business of underwriting securities issued by others;

(6)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(7)	purchase securities on margin; or

(8)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3) and (6) above do not prohibit a Feeder Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as its corresponding Master Fund. The investment limitations of the Master Funds are the same as those of the Feeder Portfolios.

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The investment limitations described in (1) and (7) above do not prohibit each Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of their Master Funds, the Feeder Portfolios do not intend to lend those shares.

With respect to (4) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although not a fundamental policy subject to shareholder approval: (1) the Tax-Managed U.S. Small Cap Portfolio does not intend to purchase interests in any real estate investment trust; and (2) the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities. Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The Tax-Managed DFA International Value Portfolio may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios and the Master Funds own, and does not include assets which the Portfolios and the Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets. All Portfolios may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s uninvested cash pending investment in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. The Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established

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by the futures exchange and brokers may establish margin requirements, which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios and Master Funds expect to earn income on their margin deposits. Each Master Fund and Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Master Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund or Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Master Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund or Portfolio has entered into. Pursuant to published positions of the Securities and Exchange Commission (the “Commission”), the Portfolio or Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange, which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

All Portfolios and the Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and the Master Funds may invest cash in short-term repurchase agreements and in shares of unaffiliated money market funds. In addition, the following cash investments are permissible:

Portfolios and Master Fund	Permissible Cash Investment	Percentage Guidelines*

Tax Managed U.S. Small Cap Portfolio Tax-Managed U.S. Equity Portfolio and Master Fund	No limitations	20%

Tax-Managed U.S. Value Portfolios and Master Fund	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and	20%

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Portfolios and Master Fund	Permissible Cash Investment	Percentage Guidelines*
	options thereon

Tax-Managed DFA International Value Portfolio	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

*	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

CONVERTIBLE DEBENTURES

The Tax-Managed DFA International Value Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where the Portfolio is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities, which are consistent with the Portfolio’s investment objective and policies.

EXCHANGE TRADED FUNDS

The non-Feeder Funds and Master Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similarly to a publicly traded company. The risks and costs of investing in ETFs are comparable to that of investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a non-Feeder Fund or Master Fund invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

The Board of Directors has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M.

6

Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2004.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1983	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	75 portfolios in 4 investment companies
John P. Gould Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1986	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	75 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1981	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	75 portfolios in 4 investment companies

7

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	75 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).
Myron S. Scholes 1101 Vallejo Street San Francisco, CA 94133 Date of Birth: 7/01/41	Director	Since 1981	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	75 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.
Abbie J. Smith Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	75 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) and Director, Ryder System Inc. (transportation).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1981	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	75 portfolios in 4 investment companies

8

Name Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1981	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute.	75 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2004 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-$50,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	Tax-Managed U.S. Small Cap Value - Over $100,000	Over $100,000
Rex A. Sinquefield	Tax-Managed U.S. Marketwide Value – Over $100,000 Tax-Managed U.S. Small Cap Value – Over $100,000 Tax-Managed International Value – Over $100,000	Over $100,000

9

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2004 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$36,148	N/A	N/A	$75,000
John P. Gould	$36,148	N/A	N/A	$75,000
Roger G. Ibbotson	$36,148	N/A	N/A	$75,000
Robert C. Merton	$36,148	N/A	N/A	$75,000
Myron S. Scholes	$36,148	N/A	N/A	$75,000
Abbie J. Smith	$36,148	N/A	N/A	$75,000

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2004 is as follows: $75,000 (Mr. Gould), $75,000 (Mr. Ibbotson), $75,000 (Mr. Merton) and $75,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Date of Birth: 7/1/71	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors Inc. (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

10

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Darryl Avery Date of Birth: 10/4/66	Vice President	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional Fund Advisors Inc. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc.
Stephen A. Clark Date of Birth: 8/20/72	Vice President	Since 2004	Vice President of all the DFA Entities. April 2001 to April 2004, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Graduate Student at the University of Chicago (September 1998 to March 2001); Associate of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September 1999).
Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Christopher S. Crossan Date of Birth: 12/21/65	Vice President and Chief Compliance Officer	Since 2004	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004); Branch Chief, Investment Company and Investment Advisor Inspections, Securities and Exchange Commission (April 1994 to August 2000).
James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.
Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.
Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Damon S. Fisher Date of Birth: 8/2/68	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Gretchen A. Flicker Date of Birth: 6/9/71	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.
Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

11

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.
Christine W. Ho Date of Birth: 11/29/67	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors Inc.
Jeff J. Jeon Date of Birth: 11/11/73	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional Fund Advisors Inc. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).
Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).
Joseph F. Kolerich Date of Birth: 11/7/71	Vice President	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).
Michael F. Lane Date of Birth: 7/11/67	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA_CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).
Heather H. Mathews Date of Birth: 12/12/69	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).
David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.
Sonya Park Date of Birth: 6/28/72	Vice President	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional Fund Advisors Inc. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).
David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

12

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).
David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.
John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Director of Global Institutional Services of Dimensional Fund Advisors Inc. and Director of Dimensional Fund Advisors Ltd. (May 2001 to January 2005). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).
Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).
Grady M. Smith Date of Birth: 5/26/56	Vice President	Since 2004	Vice President of all the DFA Entities. From August 2001 to April 2004, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).
Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Date of Birth: 11/10/47	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Bradley G. Steiman Date of Birth: 3/25/73	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Funds Canada Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional Fund Advisors Inc. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).
Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.
Carol W. Wardlaw Date of Birth: 8/7/58	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

As of February 28, 2005, directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio of the Fund described in this SAI.

13

SERVICES TO THE FUND

Administrative Services—The Feeder Portfolios

The Fund has entered into administration agreements with the Advisor on behalf of the Feeder Portfolios. Pursuant to the administration agreement for each Feeder Portfolio, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding its Master Fund, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Feeder Portfolio is obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentage listed below:

Tax-Managed U.S. Marketwide Value	0.15%
Tax-Managed U.S. Equity	0.15%

For the fiscal years ended November 30, 2004, 2003 and 2002, the Tax-Managed U.S. Marketwide Value Portfolio paid administrative fees to the Advisor of $1,441,000, $835,000 and $875,000, respectively. For the fiscal year ended November 30, 2004, 2003 and 2002, the Tax-Managed U.S. Equity Portfolio paid administrative fees to the Advisor of $548,000, $372,000 and $248,000, respectively.

Pursuant to an Expense Waiver and Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its master fund) to the extent necessary to reduce the Portfolio’s expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the respective Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Administrative Services—All Portfolios

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day recordkeeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, the Portfolios listed below pay PFPC annual fees of:

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Each of these Feeder Portfolios invests in a corresponding Master Fund that is taxed as a partnership. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated among the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders.

14

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed U.S. Small Cap Value Portfolio

0.1025% of the first $300 million of net assets

0.0769% of the next $300 million of net assets

0.0513% of the next $250 million of net assets

0.0205% of net assets over $850 million

PFPC has agreed that it may from time to time limit the fee rates.

Tax-Managed DFA International Value Portfolio

0.1230% of the first $300 million of net assets

0.0615% of the next $300 million of net assets

0.0410% of the next $250 million of net assets

0.0205% of the net assets over $850 million

The Tax-Managed International Value Portfolio and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the Tax-Managed DFA International Value Portfolio, and PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the other Portfolios and the Master Funds.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Certified Public Accounting Firm

PricewaterhouseCoopers LLP is the independent registered certified public accounting firm to the Fund and audits the annual financial statements of the Fund. Their address is 401 East Las Olas Boulevard, Suite 1800, Ft. Lauderdale, FL 33301.

15

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio (or, with respect to a Feeder Portfolio, its Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to a Feeder Portfolio, its Master Fund). For the fiscal years ended November 30, 2004, 2003 and 2002, the Portfolios (or the Master Funds) paid management fees to the Advisor as set forth in the following table:

	2004	2003	2002
	(000)	(000)	(000)
Tax-Managed U.S. Marketwide Value Series(a)	$2,738	$1,602	$1,486
Tax-Managed U.S. Small Cap Value Portfolio	$8,967	$5,722	$5,199
Tax-Managed U.S. Small Cap Portfolio	$4,001	$2,538	$2,210
Tax-Managed DFA International Value Portfolio	$4,325	$2,415	$2,014
Tax-Managed U.S. Equity Series	$240	$124	$83

(a)	The Master Fund has more than one Feeder Portfolio; the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Board of Directors or Trustees, as applicable (each a “Board”), including those Directors or Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund, Trust, or the Advisor (the “Disinterested Board Members”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Portfolio or Master Fund; (ii) the fees and expenses borne by the Portfolio or Master Fund; and (iii) the performance of the Portfolio or Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the each Portfolio or Master Fund. The Board evaluated the Advisor’s portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Portfolio or Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Portfolio or Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board compared the fees charged by the Advisor to the Portfolio or Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio or Master Fund. The Board also reviewed the Advisor’s operations, financial condition, and financial results in managing each Portfolio or Master Fund. The Board noted, among other things, that each Portfolio’s or Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Portfolio or Master Fund, the Board compared the performance of the Portfolio or Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio or Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Portfolios and Master Funds, the Board concluded that the management fees of each Portfolio or Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to each Portfolio or Master Fund were consistent with each Portfolio’s and Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board also determined that the performance results of each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund) was reasonable, as compared with relevant performance standards and appropriate market indexes. The Board, including the Disinterested Board Members, therefore concluded that the continuation of the advisory agreement for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund) was in the best interests of the Portfolio or Master Fund and its shareholders.

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PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios (or for Feeder Portfolios, their respective Master Funds), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the Portfolios (or for Feeder Portfolios, their respective Master Funds) including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers and trading personnel with respect to the category of portfolios indicated. For this reason, the Advisor has identified these coordinating individuals as those primarily responsible for the day-to-day management of the Portfolios (or for Feeder Portfolios, their respective Master Funds):

Domestic Equity Portfolios	Robert T. Deere
International Equity Portfolio	Karen E. Umland

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios in this SAI as of November 30, 2004 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned

Robert T. Deere	Tax-Managed U.S. Marketwide Value Portfolio Tax-Managed U.S. Equity Portfolio Tax-Managed U.S. Small Cap Value Portfolio Tax-Managed U.S. Small Cap Portfolio	None None None None

Karen E. Umland	Tax-Managed DFA International Value Portfolio	None

Description of Compensation Structure

Portfolio managers receive a base salary, an incentive bonus and may receive a commission based on services provided to certain clients of the Advisor. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that they manage. The Compensation Committee of the Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager receives points in a bonus pool that is shared with other employees of the Advisor. The number of bonus points awarded to each portfolio manager is based upon the factors described above. The Advisor calculates the value of the bonus points based on the profitability of the Advisor. The bonus is paid two times per year.

•	Commissions for Client Services. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of the Advisor.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

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Other Managed Accounts

In addition to the Portfolios (or with respect to the Feeder Portfolios, the Master Fund in which the Feeder Portfolios invest), each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2004
Robert T. Deere

•      20 U.S. registered mutual funds with $27,237,827,516 in total assets under management.

•      10 unregistered pooled investment vehicles with $9,884,278,507 in total assets under management. Out of these unregistered pooled investment vehicles, one unregistered pooled investment vehicle with total assets of $285,628,919 pays a performance-based advisory fee.

•      27 other accounts with $1,768,140,861 in total assets under management.

Karen E. Umland

•      20 U.S. registered mutual funds with $15,062,938,436 in total assets under management.

•      6 unregistered pooled investment vehicles with $292,144,007 in total assets under management.

•      3 other accounts with $1,192,508,942 in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Master Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios (or Master Funds in which the Feeder Portfolios invest) in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Master Fund. Actual or apparent conflicts of interest include:

•	Time Management. The management of multiple Portfolios/Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios/Master Funds.

•	Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Master Fund or Account, a Portfolio/Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Master Funds and Accounts.

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•	Broker Selection. With respect to securities transactions for the Portfolios/Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Master Fund or the Account.

•	Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•	Client Service Responsibilities. A conflict may arise where a portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the Account of that client over other Portfolios/Master Funds or Accounts that the portfolio manager manages.

•	Investment in a Portfolio. A portfolio manager or his/her relatives may invest in a Portfolio that he or she manages (or in a Feeder Portfolio that he or she manages the corresponding Master Fund) and a conflict may arise where he or she may therefore have an incentive to treat the Portfolio (or the corresponding Master Fund of a Feeder Portfolio) in which the portfolio manager or his/her relatives invest preferentially as compared to other Portfolios/Master Funds or Accounts for which they have portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. The Fund commenced offering shares of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio in December 1998; and Tax-Managed DFA International Value Portfolio on April 16, 1999. The Fund commenced offering shares of the Tax-Managed U.S. Equity Portfolio on September 25, 2001.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings.

Until April 1, 2001, the Tax-Managed U.S. Small Cap Value Portfolio was known as the Tax-Managed U.S. 5-10 Value Portfolio and the Tax-Managed U.S. Small Cap Portfolio was known as the Tax-Managed U.S. 6-10 Small Company Portfolio. Until September 24, 2001, the Tax-Managed U.S. Equity Portfolio was known as the Tax-Managed U.S. Marketwide Portfolio.

CODE OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being

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purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the federal securities laws and regulations governing mutual funds, or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more Directors. Shareholders will receive shareholder communications with respect to such matters as required by the federal securities laws and regulations governing mutual funds, including semi-annual and annual financial statements of the Fund, the latter being audited at least once each year.

Whenever a Feeder Portfolio, as an investor in its Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Feeder Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of a Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2005, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Charles Schwab & Company, Inc.*	68.62%
101 Montgomery Street
San Francisco, CA 94104

National Investor Services Corp.*	9.20%
55 Water Street
New York, NY 10041

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	69.02%

National Investor Services*[1]	5.68%

National Financial Services LLC*	5.11%
200 Liberty Street
One World Financial Center
New York, NY 10281

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO

Charles Schwab & Company, Inc.*[1]	79.02%

National Investor Services Corp.*[1]	6.20%

National Financial Services*[1]	5.53%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	72.67%

National Investor Services Corp.* [1]	7.70%

National Financial Services LLC*[1]	5.96%

TAX-MANAGED U.S. EQUITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	76.33%

National Investor Services Corp.*[1]	7.89%

National Financial Services*[1]	5.94%

Trust Company of America*	5.02%
P.O. Box 6503
Englewood, CO 80155

*	Owner of record only.

[1]	See address for shareholder previously noted above in list.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

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The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

The tax consequences described below may be affected by special rules because certain Portfolios invest substantially all of their assets in Master Funds that are taxable as partnerships for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Feeder Portfolios.

Distributions of Net Investment Income

A Portfolio derives income generally in the form of dividends and interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund, the Portfolio’s income consists generally of its share of dividends and interest earned by the Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

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Distributions of Qualified Dividend income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

•	dividends paid by qualified foreign corporations, including:

-     corporations incorporated in a possession of the U.S.,

-     corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury

        Department determines is satisfactory (including an exchange of information program), and

-     corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Portfolio (or a Feeder Portfolio’s corresponding Master Fund) on debt securities generally will not qualify for this favorable tax treatment.

Both a Portfolio (or, in the case of a Feeder Portfolio, its corresponding Master Fund) and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio (or a Feeder Portfolio’s corresponding Master Fund) must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that Portfolio’s income is from qualified sources. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distributions of Capital Gain

A Portfolio (or a Feeder Portfolio’s corresponding Master Fund) may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions by a Portfolio from net short-term capital gain will be taxable to you as ordinary income. Distributions by a Portfolio from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

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Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of a Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;
•	98% of its capital gain net income earned during the twelve month period ending October 31; and
•	100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

The Tax-Managed DFA International Value Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Effect of Foreign Investments on Distributions

Most foreign exchange gains derived from the sale of debt instruments are treated as ordinary income by the Tax-Managed DFA International Value Portfolio. Similarly, foreign exchange losses derived by the Portfolio on the sale of debt instruments are generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce the Portfolio’s ordinary income distributions to shareholders. This treatment could increase or reduce the Portfolio’s ordinary income distributions to shareholders, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

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PFIC Securities

The Tax-Managed DFA International Value Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold the securities.

Dividends-Received Deduction for Corporations

Dividends from net investment income generally will qualify in part for the corporate dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. Dividends derived by the DFA International Value Portfolio generally will be earned on portfolio securities of non-U.S. issuers, and are not expected to qualify for the corporate dividends-received deduction. Dividends derived by the other Portfolios (or in the case of the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, the corresponding Master Funds) invest may not qualify for the corporate dividends-received deduction because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Funds, the Portfolios, or the corporate shareholders, the requisite holding period of the dividend-paying stock is not met.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by a Feeder Portfolio (or, a Portfolio’s corresponding Master Fund) to another Portfolio or Master Fund may be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. If the selling and purchasing funds are both Master Funds (i.e., both partnerships) or a Master Fund and a Portfolio (i.e., a corporation and a partnership), they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Under attribution rules, the shareholders of a Feeder Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. Other attribution rules may apply.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

Wash Sales

All or a portion of any loss that you realize on the redemption of your Portfolio shares is disallowed to the extent that you buy other shares in the same Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

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U.S. Government Obligations

To the extent a Portfolio (or a Feeder Portfolio’s corresponding Master Fund) invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Feeder Portfolio or the Portfolio’s corresponding Master Fund. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Complex Securities

A Portfolio or a Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio’s or Master Fund’s ability to recognize losses, and, in the case of the Tax-Managed DFA International Portfolio, subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

Securities Lending

A Portfolio’s (or in the case of a Feeder Portfolio, the corresponding Master Fund’s) entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Non-U.S. Investors

Taxation of an investor who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. investor”), depends on whether the income from a Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a non-U.S. investor, dividends paid to such non-U.S. investor from investment company taxable income generally will be subject to a U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a non-U.S. investor generally would be exempt from U.S withholding tax on gains realized on the sale or redemption of Portfolio shares and dividends paid by the Portfolio from long-term capital gains, unless the investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Special U.S. withholding tax rules apply to disposition of “United States real property interests.”

Also, U.S withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under these exemptions, interest-related dividends and short-term capital gain dividends generally represent distributions of interest from U.S. sources and short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. These exemptions apply to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a non-U.S. investor, then the Portfolio’s dividends and distributions and any gains realized upon the sale or redemption of Portfolio shares will be subject to the U.S. federal income tax on a net income basis at the rates applicable to U.S. citizens or domestic corporations.

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Special U.S. tax certification requirements apply to non-U.S. investors to avoid U.S. back up withholding imposed at a rate of 28%, obtain the benefits of any treaty between the United States and the shareholder’s country of residence, and obtain the benefits of exemption from withholding on interest-related and short-term capital gain dividends. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of appropriate forms to certify their status.

A partial exemption from U.S estate tax may apply to stock in a Portfolio held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in a Portfolio.

Information on the Tax Character of Distributions

The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolios and Master Funds. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or a Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Master Fund.

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Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolios and Master Funds will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor, the Board of Directors of the Fund and the Board of Trustees of the Trust (together, the “Board”) has adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law.    Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information.    Each Portfolio and Master Fund generally disclose up to twenty-five of its largest portfolio holdings (or with respect to a Feeder Portfolio, up to the twenty-five largest portfolio holdings of its Master Fund) and the percentages that each of the largest portfolio holdings represent of the Portfolio’s or Master Fund’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s or Master Fund’s industry allocations. Each Portfolio and Master Fund generally disclose its complete Holdings Information (or with respect to a Feeder Portfolio, the Holdings Information of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients.    Each of the Advisor’s Chairmen, Director of Institutional Services, Executive Vice President and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

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As of the date of this SAI, the Advisor and the Portfolios and Master Funds for the Feeder Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	Feeder Portfolios and Master Funds	Fund Custodian	Daily
Citibank, N.A.,	Tax-Managed DFA International Value Portfolio	Fund Custodian	Daily
PFPC Inc	Portfolios and Master Funds	Fund Transfer Agent	Daily
Pricing Service Vendor	Tax-Managed DFA International Value Portfolio	Fair value information services	Daily
Northern Trust Company	Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request
Bank of New York	Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request
Fincom Technologies, LLC	Tax-Managed U.S. Marketwide Value Series, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio	Vendor to Advisor providing portfolio analytics	Quarterly
Mercer Investment Consulting, Inc.	Tax-Managed International Value Portfolio	Monitoring investor exposure and investment strategy	Quarterly
Wilshire Associates	Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Master Funds, the Advisor or any other party receives any compensation in connection with these arrangements.

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The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolios, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation.    No person is authorized to disclose Holdings Information or other investment positions (whether online at www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in a Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 401 East Las Olas Boulevard, Suite 1800, Ft. Lauderdale, FL 33301, is the independent registered certified public accounting firm for the Fund. PricewaterhouseCoopers LLP audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2004, as set forth in the Fund’s annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

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The audited financial statements of the Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Equity Series (each of which is a series of the Trust) for the fiscal year ended November 30, 2004, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios and the Master Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations, which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios and Master Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or Master Funds or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INVESTMENT DIMENSIONS GROUP INC.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2005

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company that offers thirty-seven series of shares. This statement of additional information (“SAI”) describes six of those series:

VA Small Value Portfolio VA Large Value Portfolio VA International Value Portfolio	VA International Small Portfolio VA Short-Term Fixed Portfolio VA Global Bond Portfolio

(individually, a “Portfolio” and collectively, the “Portfolios”). The shares of the Portfolios are sold only to separate accounts of insurance companies in conjunction with variable life and variable annuity contracts. This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated March 30, 2005, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus. Each of the Portfolios is diversified under the federal securities laws and regulations.

Because the structure of the Domestic Equity and International Equity Portfolios are based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed “affiliated persons” and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio’s assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

BROKERAGE COMMISSIONS

The following table reports brokerage commissions paid by the Portfolios during the fiscal years ended November 30, 2004, 2003 and 2002.

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2004, 2003 AND 2002

	2004	2003	2002
VA Small Value	$90,550	$92,891	$68,254
VA Large Value	$20,586	$14,502	$17,548
VA International Value	$8,040	$13,525	$8,381
VA International Small	$21,476	$19,419	$10,397

The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company segments of VA International Small Portfolio and DFA Australia Limited performs these services for the Japanese and Pacific Small Company segments of VA International Small Portfolio. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

Transactions, from time to time, may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The over-the-counter market companies eligible for purchase by VA Small Value Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Portfolio with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Domestic Equity Portfolios, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Portfolios can effect transactions at the best available prices.

During the fiscal year ended November 30, 2004, the Portfolios paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios as set forth in the following table:

	Value of Securities Transactions	Brokerage Commissions
VA Small Value	$4,225,386	$13,062
VA Large Value	$623,267	$805
VA International Small	$2,531,039	$4,310

The investment advisory agreements permit the Advisor knowingly to pay commissions on securities transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

Certain Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The Portfolios did not own any securities of their regular brokers or dealers (or securities of the broker’s or dealer’s parent company) during the fiscal year ended November 30, 2004.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are

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secured by interests in real estate, and all Portfolios may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than ½ of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except that each Portfolio may borrow, for temporary or emergency purposes, amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except VA Short-Term Fixed Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy”;

(12)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(13)	purchase warrants, however, the Portfolios may acquire warrants as a result of corporate actions involving holdings of other securities;

(14)	purchase securities on margin or sell short;

(15)	acquire more than 10% of the voting securities of any issuer and provided that this limitation applies only to 75% of the assets of the Domestic Equity Portfolios and VA International Value Portfolio; or

(16)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

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The investment limitation described in (1) above, does not prohibit the Portfolios from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities.

With respect to (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

For the purposes of (7) above, VA Short-Term Fixed Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”) subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios do not intend to invest more than 15% of their net assets in illiquid securities.

The International Equity Portfolios and VA Global Bond Portfolio may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio owns, and does not include assets which the Portfolio does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio will exclude from its total assets those assets which represent collateral received by the Portfolio for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

FUTURES CONTRACTS

All Portfolios may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn income on their margin deposits. Each

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Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of a Portfolio’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that a Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of a Portfolio’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that a Portfolio has entered into. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Portfolios (or their custodians) may be required to maintain segregated accounts consisting of liquid assets such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

All Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios	Permissible Cash Investment	Percentage Guidelines*
The Domestic Equity Portfolios	High quality, highly liquid fixed income securities such as money market instruments	20%

VA International Value Portfolio	Fixed income obligations as may be acquired by the Fixed Income Portfolios	20%

VA International Small Portfolio	Fixed income obligations such as money market instruments	20%

*	The percentage guidelines set forth above are not absolute limitations but the Portfolios do not expect to exceed these guidelines under normal circumstances.

5

CONVERTIBLE DEBENTURES

VA International Small Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolio upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio’s investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Board of Directors has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2004.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1983	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	75 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1986	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	75 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1981	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	75 portfolios in 4 investment companies

Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	75 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes 1101 Vallejo Street San Francisco, CA 94133 Date of Birth: 7/01/41	Director	Since 1981	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	75 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Abbie J. Smith Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	75 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) and Director, Ryder System Inc. (transportation).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1981	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	75 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1981	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute.	75 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

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[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2004 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2004 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$36,148	N/A	N/A	$75,000
John P. Gould	$36,148	N/A	N/A	$75,000
Roger G. Ibbotson	$36,148	N/A	N/A	$75,000
Robert C. Merton	$36,148	N/A	N/A	$75,000
Myron S. Scholes	$36,148	N/A	N/A	$75,000
Abbie J. Smith	$36,148	N/A	N/A	$75,000

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2004 is as follows: $75,000 (Mr. Gould), $75,000 (Mr. Ibbotson), $75,000 (Mr. Merton) and $75,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a)

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January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Date of Birth: 7/1/71	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors Inc. (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Date of Birth: 10/4/66	Vice President	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional Fund Advisors Inc. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc.

Stephen A. Clark Date of Birth: 8/20/72	Vice President	Since 2004	Vice President of all the DFA Entities. April 2001 to April 2004, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Graduate Student at the University of Chicago (September 1998 to March 2001); Associate of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September 1999).

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christopher S. Crossan Date of Birth: 12/21/65	Vice President and Chief Compliance Officer	Since 2004	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004); Branch Chief, Investment Company and Investment Advisor Inspections, Securities and Exchange Commission (April 1994 to August 2000).

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Damon S. Fisher Date of Birth: 8/2/68	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.

Gretchen A. Flicker Date of Birth: 6/9/71	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

Christine W. Ho Date of Birth: 11/29/67	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors Inc.

Jeff J. Jeon Date of Birth: 11/11/73	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional Fund Advisors Inc. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Date of Birth: 11/7/71	Vice President	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Date of Birth: 7/11/67	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA_CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Heather H. Mathews Date of Birth: 12/12/69	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya Park Date of Birth: 6/28/72	Vice President	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional Fund Advisors Inc. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Director of Global Institutional Services of Dimensional Fund Advisors Inc. and Director of Dimensional Fund Advisors Ltd. (May 2001 to January 2005). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).

Grady M. Smith Date of Birth: 5/26/56	Vice President	Since 2004	Vice President of all the DFA Entities. From August 2001 to April 2004, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Date of Birth: 11/10/47	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.

Bradley G. Steiman Date of Birth: 3/25/73	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Funds Canada Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional Fund Advisors Inc. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Date of Birth: 8/7/58	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

As of February 28, 2005, directors and officers as a group owned less than 1% of each Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for each Portfolio. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day recordkeeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, each Portfolio pays PFPC fees at the annual rates set forth in the following table:

Domestic Equity Portfolios

.1025% of the first $300 million of net assets

.0769% of the next $300 million of net assets

.0513% of the next $250 million of net assets

.0205% of the net assets over $850 million

International Equity Portfolios

.1230% of the first $300 million of net assets

.0615% of the next $300 million of net assets

.0410% of the next $250 million of net assets

.0205% of net assets over $850 million

VA Short-Term Fixed Portfolio

.0513% of the first $100 million of net assets

.0308% of the next $100 million of net assets

.0205% of net assets over $200 million

VA Global Bond Portfolio

.1230% of the first $150 million of net assets

.0820% of net assets between $150 million and $300 million

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.0615% of net assets between $300 million and $600 million

.0410% of net assets between $600 million and $850 million

.0205% of net assets over $850 million

PFPC also charges minimum fees at the rates of $54,000 per year for VA Large Value and the Fixed Income Portfolios and $75,000 per year for VA Small Value and the International Equity Portfolios. PFPC has agreed to limit the minimum fee for these Portfolios from time to time. The International Equity Portfolios and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for the Domestic Equity Portfolios and VA Short-Term Fixed Portfolio. Citibank, N.A., 111 Wall Street, New York, New York 10005, serves as the global custodian for the International Equity Portfolios and VA Global Bond Portfolio. The custodians maintain a separate account or accounts for the Portfolios; receive, hold and release portfolio securities on account of the Portfolios; make receipts and disbursements of money on behalf of the Portfolios; and collect and receive income and other payments and distributions on account of the Portfolios’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Their address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Certified Public Accounting Firm

PricewaterhouseCoopers LLP is the independent registered certified public accounting firm for the Fund and audits the annual financial statements of the Fund. Its address is 401 East Las Olas Boulevard, Suite 1800, Ft. Lauderdale, FL 33301.

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ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholder of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. For the fiscal years ended November 30, 2004, 2003 and 2002, the Portfolios paid advisory fees to the Advisor (and any sub-advisor) as set forth in the following table:

Portfolio	2004 (000)	2003 (000)	2002 (000)
VA Small Value	$275	$182	$146
VA Large Value	$149	$99	$94
VA International Value	$163	$108	$93
VA International Small	$137	$87	$68
VA Short-Term Fixed	$99	$81	$67
VA Global Bond	$98	$74	$60

The Advisor pays DFAL a fee equal to 50,000 pounds sterling total per year, payable on a quarterly basis, for services to the VA International Small Portfolio. The Advisor pays DFA Australia a fee equal to $13,000 per year, payable on a quarterly basis, for services to VA International Small Portfolio.

In approving the continuation of advisory agreement (and sub-advisory agreement, if applicable) for each Portfolio, the Board of Directors, including those Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Advisor (the “Disinterested Directors”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor (or the sub-advisor) to the Portfolio; (ii) the fees and expenses borne by the Portfolio; and (iii) the performance of the Portfolio relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor (or the sub-advisor), the Board of Directors reviewed the scope, depth and experience of the Advisor’s (or the sub-advisor’s) organization and the investment professionals currently providing management services to each Portfolio. The Board of Directors evaluated the Advisor’s (or the sub-advisor’s) portfolio management process. The Board of Directors also considered the nature and character of non-investment management services provided by the Advisor (or the sub-advisor). When considering the fees and expenses borne by a Portfolio, and considering the reasonableness of the management fees paid to the Advisor (and the fees paid to the sub-advisor, if applicable) in light of the services provided to the Portfolio and any additional benefits received by the Advisor (or its affiliates, including, if applicable, the sub-advisor) in connection with providing such services, the Board of Directors compared the fees charged by the Advisor to the Portfolio to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio. The Board of Directors also reviewed the Advisor’s (and, if applicable, the sub-advisor’s) operations, financial condition, and financial results in managing the Portfolio. The Board of Directors noted, among other things, that each Portfolio’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Portfolio, the Board of Directors compared the performance of the Portfolio to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor (or the sub-advisor) with respect to the management of the Portfolio, the Board of Directors concluded that the management fees of each Portfolio are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor (or the sub-advisor) to the Portfolio are consistent with the Portfolio’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Directors also determined that the performance results of each Portfolio were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Directors, including the Disinterested Directors, therefore concluded that the continuation of the advisory agreement (or, as applicable, the sub-advisory agreement) for each Portfolio was in the best interests of the Portfolio and its shareholders.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers and trading personnel with respect to the category of portfolios indicated. For

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this reason, the Advisor has identified these coordinating individuals as those primarily responsible for the day-to-day management of the Portfolios:

Domestic Equity Portfolios	Robert T. Deere
International Equity Portfolios	Karen E. Umland
Fixed Income Portfolios	David A. Plecha

Investments in Each Portfolio

The portfolio managers and his or her immediate family did not own any shares of the Portfolios in this SAI as of November 30, 2004.

Description of Compensation Structure

Portfolio managers receive a base salary, an incentive bonus and may receive a commission based on services provided to certain clients of the Advisor. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that they manage. The Compensation Committee of the Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager receives points in a bonus pool that is shared with other employees of the Advisor. The number of bonus points awarded to each portfolio manager is based upon the factors described above. The Advisor calculates the value of the bonus points based on the profitability of the Advisor. The bonus is paid two times per year.

•	Commissions for Client Services. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of the Advisor.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2004
Robert T. Deere

•        20 U.S. registered mutual funds with $27,237,827,516 in total assets under management.

•        10 unregistered pooled investment vehicles with $9,884,278,507 in total assets under management. Out of these unregistered pooled investment vehicles, one unregistered pooled investment vehicle with

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total assets of $285,628,919 pays a performance-based advisory fee. • 27 other accounts with $1,768,140,861 in total assets under management.

Karen E. Umland

•        20 U.S. registered mutual funds with $15,062,938,436 in total assets under management.

•        6 unregistered pooled investment vehicles with $292,144,007 in total assets under management.

•        3 other accounts with $1,192,508,942 in total assets under management.

David A. Plecha

•        12 U.S. registered mutual funds with $6,717,548,669 in total assets under management.

•        7 unregistered pooled investment vehicles with $1,140,482,270 in total assets under management.

•        8 other accounts with $241,802,929 in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolios in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio. Actual or apparent conflicts of interest include:

•	Time Management. The management of multiple Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

•	Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio and/or Account. However, positions in the same security may vary and the length of time that any Portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or Account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

•	Broker Selection. With respect to securities transactions for the Portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

•	Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

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•	Client Service Responsibilities. A conflict may arise where a portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the Account of that client over other Portfolios or Accounts that the portfolio manager manages.

•	Investment in a Portfolio. A portfolio manager or his/her relatives may invest in a Portfolio that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Portfolio in which the portfolio manager or his/her relatives invest preferentially as compared to other Portfolios or Accounts for which they have portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. Until September 18, 1995, VA Large Value Portfolio was named DFA Global Value Portfolio and VA Global Bond Portfolio was named DFA Global Bond Portfolio. The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Pursuant to an exemptive order from the SEC, shares of the Portfolios may be sold to registered separate accounts of various insurance companies offering variable annuity and variable life products. At present, the Board of Directors of the Fund does not foresee any disadvantage arising from the fact that each Portfolio may offer its shares to separate accounts of various insurance companies to serve as an investment vehicle for their variable separate accounts. However, a material conflict could arise between the interest of the different participating separate accounts. The Fund’s Board of Directors would monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts of interest. If such conflicts were to occur, one or more insurance companies’ separate accounts might be required to withdraw its investments in one or more Portfolios, or shares of another Portfolio may be substituted by the Fund. As a result, a Portfolio might be forced to sell a portion of its securities at a disadvantageous price. In the event of such a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate account from the Portfolio if required by law, to resolve the matter.

CODES OF ETHICS

The Fund, the Advisor and DFAS has adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code is designed to ensure that access persons act in the interest of the Portfolios, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

Because of current federal securities law requirements, the Fund expects that its life insurance company shareholders will offer their contract owners the opportunity to instruct them as to how Portfolio shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. Generally, an insurance company will vote all Portfolio shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account. Under certain circumstances

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described in the insurance company separate account prospectus, the insurance company may not vote in accordance with the contract owner’s instructions.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited at least once each year.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2005, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolios:

VA LARGE VALUE PORTFOLIO
Peoples Benefit Life Insurance Company Separate Account V* 4333 Edgewood Road NE Cedar Rapids, IA 52499	80.54%

Peoples Benefit Life Insurance Company Separate Account V-ADV* 4333 Edgewood Road NE Cedar Rapids, IA 52499	9.91%

VA GLOBAL BOND PORTFOLIO
Peoples Benefit Life Insurance Company Separate Account V* [1]	78.21%

Peoples Benefit Life Insurance Company Separate Account V-ADV* [1]	8.48%

Sun Life Financial Insurance and Annuity Account Company (Bermuda) Ltd.* Argyle House 41 Cedar Avenue Hamilton HM12 Bermuda	8.34%

VA SMALL VALUE PORTFOLIO
Peoples Benefit Life Insurance Company Separate Account V* [1]	77.91%

Peoples Benefit Life Insurance Company Separate Account V-ADV* [1]	9.75%

MassMutual Bermuda Ltd. Separate Account*	8.00%

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Tremont House 4 Park Road P. O. Box HM 2902 Hamilton, Bermuda

VA INTERNATIONAL VALUE PORTFOLIO
Peoples Benefit Life Insurance Company Separate Account V* [1]	80.87%

Peoples Benefit Life Insurance Company Separate Account V-ADV* [1]	8.13%

Sun Life Financial Insurance and Annuity Account Company (Bermuda) Ltd.* [1]	5.13%

VA INTERNATIONAL SMALL PORTFOLIO
Peoples Benefit Life Insurance Company Separate Account V* [1]	83.19%

Peoples Benefit Life Insurance Company Separate Account V-ADV* [1]	11.01%

MassMutual Bermuda Ltd. Separate Account* [1]	5.40%

VA SHORT-TERM FIXED PORTFOLIO
Peoples Benefit Life Insurance Company Separate Account V* [1]	77.04%

Peoples Benefit Life Insurance Company Separate Account V-ADV* [1]	10.19%

Sun Life Financial Insurance and Annuity Account Company (Bermuda) Ltd.* [1]	9.15%

*	Owner of record only.

[1]	See address for shareholder previously listed above.

PURCHASE AND REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE AND REDEMPTION OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios. Any such charges will be described in the prospectus.

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The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Because shares of the Portfolios are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life or variable annuity contract. If such contract owner should become subject to tax, such contract owner should consider the tax implications of investing, and consult its own tax adviser.

Special Rules Applicable to Variable Contracts

In order to comply with regulations under Section 817(h) of the Internal Revenue Code (the “Code”), a Portfolio is required to diversify its investments so that, on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment.

The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.

Effect of Foreign Investments

Certain Portfolios may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders.

A Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Portfolio intends to mark-to-market these securities and to recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold the securities.

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Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Internal Revenue Code requires a Portfolio to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Portfolio in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

Securities Lending

A Portfolio’s (or in the case of a Feeder Portfolio, the corresponding Master Fund’s) entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

PROXY VOTING POLICIES

The Board of Directors of the Fund have delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolio. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director of the Portfolio’s Board of Directors and vote the proxy in accordance with the direction of such Independent Director.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders

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and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolio will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund (the “Board”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Portfolio’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s industry allocations. Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Executive Vice President and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

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As of the date of this SAI, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	Domestic Equity Portfolios	Fund Custodian	Daily
Citibank, N.A.,	International Equity Portfolios	Fund Custodian	Daily
PFPC Inc	All Portfolios	Fund Transfer Agent	Daily
Pricing Service Vendor	International Equity Portfolios	Fair value information services	Daily
Fincom Technologies	All Portfolios	Vendor to Advisor providing portfolio analytics	Quarterly
Russell Mellon Analytical Service	VA Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Advisor, or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

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The Policy prohibits a Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 401 East Las Olas Boulevard, Suite 1800, Ft. Lauderdale, FL 33301, is the Fund’s independent registered certified public accounting firm and audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2004, as set forth in the Fund’s annual report to shareholders relating to the Portfolios, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

An investor may obtain a copy of the annual report, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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U.S. SMALL CAP VALUE PORTFOLIO

CLASS R SHARES

DFA Investment Dimensions Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2005

This statement of additional information (“SAI”) relates to the Class R shares of U.S. Small Cap Value Portfolio (the “Portfolio”) of DFA Investment Dimensions Group Inc. (the “Fund”).

This SAI is not a prospectus but should be read in conjunction with the prospectus relating to the Class R shares of the Portfolio dated March 30, 2005, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders, and the unaudited financial information for the period ended May 31, 2004 is incorporated by reference from the Fund’s semi-annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus for the Class R shares of the Portfolio. Unless otherwise indicated, it applies to the U.S. Small Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and Class R shares of the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

Prior to April 1, 2001, the Portfolio was known as the U.S. 6-10 Value Portfolio. Similarly, the Master Fund in which the Portfolio invests – the U.S. Small Cap Value Series – was, prior to April 1, 2001, known as the U.S. 6-10 Value Series.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2004, 2003, and 2002, the Master Fund paid brokerage commissions of $8,305,249, $7,000,505, and $4,826,509, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund. Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions of the Master Fund, from time to time, may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. During the fiscal year ended November 30, 2004, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $1,083,827 with respect to securities transactions valued at $380,054,031. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The over-the-counter companies eligible for purchase by the Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on ECNs when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Fund may purchase securities of its regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The Master Fund did not own any securities of its regular brokers or dealers (or securities of the broker’s or dealer’s parent company) during the fiscal year ended November 30, 2004.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

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(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge not more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the

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securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in a Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund is authorized to enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investments in securities or for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Portfolio or Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

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Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities. The 20% guideline is not an absolute limitation but the Portfolio and Master Fund do not expect to exceed this guideline under normal circumstances. The Master Fund may invest in futures contracts and options on futures contracts.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2004.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1983	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	75 portfolios in 4 investment companies
John P. Gould Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1986	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	75 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1981	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	75 portfolios in 4 investment companies
Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	75 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).
Myron S. Scholes 1101 Vallejo Street San Francisco, CA 94133 Date of Birth: 7/01/41	Director	Since 1981	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	75 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Abbie J. Smith Graduate School of Business, University of Chicago 5807 Woodlawn Avenue Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	75 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) and Director, Ryder System Inc. (transportation).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1981	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	75 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1981	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute.	75 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio and in all registered investment companies in the DFA Fund Complex as of December 31, 2004 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	Over $100,000	Over $100,000

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Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2004 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$36,148	N/A	N/A	$75,000
John P. Gould	$36,148	N/A	N/A	$75,000
Roger G. Ibbotson	$36,148	N/A	N/A	$75,000
Robert C. Merton	$36,148	N/A	N/A	$75,000
Myron S. Scholes	$36,148	N/A	N/A	$75,000
Abbie J. Smith	$36,148	N/A	N/A	$75,000

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2004 is as follows: $75,000 (Mr. Gould), $75,000 (Mr. Ibbotson); $75,000 (Mr. Merton); and $75,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Date of Birth: 7/1/71	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors Inc. (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).
Darryl Avery Date of Birth: 10/4/66	Vice President	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional Fund Advisors Inc. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc.
Stephen A. Clark Date of Birth: 8/20/72	Vice President	Since 2004	Vice President of all the DFA Entities. April 2001 to April 2004, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Graduate Student at the University of Chicago (September 1998 to March 2001); Associate of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September 1999).
Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Christopher S. Crossan Date of Birth: 12/21/65	Vice President and Chief Compliance Officer	Since 2004	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004); Branch Chief, Investment Company and Investment Advisor Inspections, Securities and Exchange Commission (April 1994 to August 2000).
James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.
Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.
Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Damon S. Fisher Date of Birth: 8/2/68	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Gretchen A. Flicker Date of Birth: 6/9/71	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.
Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.
Christine W. Ho Date of Birth: 11/29/67	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors Inc.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jeff J. Jeon Date of Birth: 11/11/73	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional Fund Advisors Inc. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).
Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).
Joseph F. Kolerich Date of Birth: 11/7/71	Vice President	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).
Heather H. Mathews Date of Birth: 12/12/69	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).
David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.
Sonya Park Date of Birth: 6/28/72	Vice President	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional Fund Advisors Inc. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).
David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.
Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).
David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Director of Global Institutional Services of Dimensional Fund Advisors Inc. and Director of Dimensional Fund Advisors Ltd. (May 2001 to January 2005). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).
Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).
Grady M. Smith Date of Birth: 5/26/56	Vice President	Since 2004	Vice President of all the DFA Entities. From August 2001 to April 2004, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).
Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Date of Birth: 11/10/47	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Bradley G. Steiman Date of Birth: 3/25/73	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Funds Canada Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional Fund Advisors Inc. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).
Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.
Carol W. Wardlaw Date of Birth: 8/7/58	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors Inc.
Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Because Class R shares have not been offered prior to the date of this SAI, Directors and officers as a group own less than 1% of the Portfolio’s outstanding Class R shares.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the

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Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The Portfolio is obligated to pay the Advisor a monthly fee equal to one-twelfth of 0.30% of the Portfolio’s average net assets for administrative services. Each class of shares of the Portfolio pays its proportionate share of the fees paid to the Advisor based on the average net assets of the classes. For the fiscal years ended November 30, 2004, 2003, and 2002, the Portfolio paid administrative fees to the Advisor of $14,542,000, $9,508,000 and $8,896,000, respectively.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day recordkeeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeder portfolios.

Shareholder Services

An amount equal to 0.25% of the average net assets of the Portfolio’s Class R shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to shareholders of the Portfolio’s Class R shares.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

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Independent Registered Certified Public Accounting Firm

PricewaterhouseCoopers LLP is the independent registered certified public accounting firm for the Fund and audits the annual financial statements of the Fund. Their address is 401 East Las Olas Boulevard, Suite 1800, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2004, 2003, and 2002, the Master Fund paid advisory fees of $10,497,000, $6,735,000, and $6,344,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Master Fund, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to the Master Fund were consistent with the Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of the Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Fund in which the Portfolio invests, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio manager named below coordinates the efforts of all other portfolio managers and trading personnel with

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respect to the Master Fund. For this reason, the Advisor has identified Robert T. Deere as the individual primarily responsible for the day-to-day management of the Master Fund.

Investments in the Portfolio

Information relating to the portfolio manager’s ownership (including the ownership of his immediate family) in the Portfolio in this SAI as of November 30, 2004 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned

Robert T. Deere	U.S. Small Cap Value Portfolio-Class R1	None

[1]	Robert T. Deere does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001 - $500,000) that invests all of its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary, an incentive bonus and may receive a commission based on services provided to certain clients of the Advisor. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that they manage. The Compensation Committee of the Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager receives points in a bonus pool that is shared with other employees of the Advisor. The number of bonus points awarded to each portfolio manager is based upon the factors described above. The Advisor calculates the value of the bonus points based on the profitability of the Advisor. The bonus is paid two times per year.

•	Commissions for Client Services. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of the Advisor.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Master Fund in which the Portfolio invests, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2004

Robert T. Deere

•      20 U.S. registered mutual funds with $27,237,827,516 in total assets under management.

•      10 unregistered pooled investment vehicles with $9,884,278,507 in total assets under management. Out of these unregistered .

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pooled investment vehicle with total assets of $285,628,919 pays a performance-based advisory fee. • 27 other accounts with $1,768,140,861 in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than the Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Fund in which the Portfolio in this SAI invests), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

•	Time Management. The management of the Master Fund and Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Master Fund and Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Fund.

•	Investment Opportunities. It is possible that at times identical securities will be held by the Master Fund and other Accounts. However, positions in the same security may vary and the length of time that any Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Master Fund or other Accounts, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Master Fund and all eligible Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across the Master Fund and multiple Accounts.

•	Broker Selection. With respect to securities transactions for the Master Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for the Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•	Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•	Client Service Responsibilities. A conflict may arise where a portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the Account of that client over the Master Fund or Accounts that the portfolio manager manages.

•	Investment in a Portfolio. The portfolio manager or his relatives may invest in the Portfolio that he manages the corresponding Master Fund and a conflict may arise where he may therefore have an incentive to treat the corresponding Master Fund of the Feeder Portfolio in which the portfolio manager or his relatives invest preferentially as compared to other Accounts for which he has portfolio management responsibilities.

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The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

From September 1995 until August 1997, the Portfolio was called the U.S. Small Cap Value Portfolio and from August 1997 to April 1, 2001 it was known as the U.S. 6-10 Value Portfolio.

CODES OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation and other rights and preferences as the other class of shares of the Portfolio, except that on a matter affecting a single class, only shares of that class of the portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the portfolio or class of shares which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

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PRINCIPAL HOLDERS OF SECURITIES

Because Class R shares have not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding Class R shares of the Portfolio.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences that may affect the Portfolio. Unless your investment in a Portfolio is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

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Distribution of Net Income

The Portfolio receives income generally in the form of its shares of dividends earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend Income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

•	dividends paid by qualified foreign corporations, including:

-	corporations incorporated in a possession of the U.S.,

-	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

-	corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Portfolio’s corresponding Master Fund and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that is from qualified sources. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have

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the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distribution of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio as long-term capital gain. Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;
•	98% of its capital gain net income earned during the twelve month period ending October 31; and
•	100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction for Corporations

Dividends from net investment income generally will qualify in part for the corporate dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income

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received by the Portfolio from domestic (U.S.) sources. Dividends derived by the Master Fund may not qualify for the corporate dividends-received deduction because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to another Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

Wash Sales

All or a portion of any loss that you realize on the redemption of your Portfolio shares is disallowed to the extent that you buy other shares in the same Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. Government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation for federal income tax purposes.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

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Securities Lending

The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Non-U.S. Investors

Taxation of an investor who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. investor”), depends on whether the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a non-U.S. investor, dividends paid to such non-U.S. investor from investment company taxable income generally will be subject to a U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a non-U.S. investor generally would be exempt from U.S withholding tax on gains realized on the sale or redemption of Portfolio shares and dividends paid by the Portfolio from long-term capital gains, unless the investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Special U.S. withholding tax rules apply to disposition of “United States real property interests.”

Also, U.S withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under these exemptions, interest-related dividends and short-term capital gain dividends generally represent distributions of interest from U.S. sources and short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. These exemptions apply to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a non-U.S. investor, then the Portfolio’s dividends and distributions and any gains realized upon the sale or redemption of Portfolio shares will be subject to the U.S. federal income tax on a net income basis at the rates applicable to U.S. citizens or domestic corporations.

Special U.S. tax certification requirements apply to non-U.S. investors to avoid U.S. back up withholding imposed at a rate of 28%, obtain the benefits of any treaty between the United States and the shareholder’s country of residence, and obtain the benefits of exemption from withholding on interest-related and short-term capital gain dividends. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of appropriate forms to certify their status.

A partial exemption from U.S estate tax may apply to stock in the Portfolio held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. Since the Portfolio invests in a Master Fund organized as a corporation for federal income tax purposes, it is not clear that the estate of the nonresident decedent will be able to look-through to the underlying assets of the Master Fund for purposes of the foregoing rule. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in a Portfolio.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after

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the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolio and Master Fund. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or an Underlying Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Underlying Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

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Copies of the proxy voting records of the Portfolio and Master Fund will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and Board of Trustees of the Trust (the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Master Fund (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Master Fund, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law.    Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information.    The Portfolio and Master Fund generally disclose up to twenty-five of the Master Fund’s largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Fund’s industry allocations. The Master Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients.    Each of the Advisor’s Chairmen, Director of Institutional Services, Executive Vice President and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

As of the date of this SAI, the Advisor, the Portfolio and Master Fund had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
PFPC Trust Company	Fund Custodian	Daily
PFPC Inc	Fund Transfer Agent	Daily
AP1-Forsta AP Fondon	Monitoring investor exposure and investment strategy	Monthly
Ontario Municipal Retirement System	Monitoring investor exposure and investment strategy	Monthly
Texas Mutual Insurance Company	Monitoring investor exposure and investment strategy	Monthly
Northern Trust Company	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Business Purpose	Frequency
Bank of New York	Monitoring investor exposure and investment strategy	Upon request
State Street Bank and Trust	Monitoring investor exposure and investment strategy	Monthly
Callan Associates	Monitoring investor exposure and investment strategy	Monthly
Colonial Consulting Co.	Monitoring investor exposure and investment strategy	Monthly
Consulting Services Group LLC	Portfolio evaluation	Upon request
Fincom Technologies, LLC	Vendor to Advisor providing portfolio analytics	Quarterly
Fund Evaluation Group, LLC	Monitoring investor exposure and investment strategy	Quarterly
Hewitt Associates	Portfolio evaluation	Upon request
Jeffrey Slocum & Associates	Portfolio evaluation	Upon request
Madison Portfolio Consultants	Monitoring investor exposure and investment strategy	Quarterly
Marco Consulting Group	Monitoring investor exposure and investment strategy	Monthly
Mercer Investment Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly
Russell Mellon Analytical Service	Monitoring investor exposure and investment strategy	Monthly
Strategic Investment Solution	Monitoring investor exposure and investment strategy	Quarterly
Stratford Advisory Group, Inc.	Monitoring investor exposure and investment strategy	Quarterly
Summitt Strategies, Inc.	Monitoring investor exposure and investment strategy	Quarterly
Watson Wyatt Investment Consulting	Monitoring investor exposure and investment strategy	Monthly
Wilshire Associates	Monitoring investor exposure and investment strategy	Quarterly
Wurts & Associates	Monitoring investor exposure and investment strategy	Monthly

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Recipient	Business Purpose	Frequency
Yanni Partners, Inc.	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolio, the Master Fund, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Master Fund has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Portfolio and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation.    No person is authorized to disclose Holdings Information or other investment positions (whether online at www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

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FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 401 East Las Olas Boulevard, Suite 1800, Ft. Lauderdale, FL 33301, is the Fund’s independent registered certified public accounting firm. It audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2004, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, is incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2004, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, is incorporated by reference into this SAI.

A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INVESTMENT DIMENSIONS GROUP INC. (75/76)

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)	Articles of Incorporation.
(1)	Articles of Restatement effective August 11, 2003 as filed with the Maryland Secretary of State on August 11, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 29, 2004.

(2)	Articles Supplementary as filed with the Maryland Secretary of State on September 8, 2004 re: the addition of Class R Shares of U.S. Small Cap Value Portfolio and the deletion of (i) the LD U.S. Marketwide Portfolio Shares, (ii) the HD U.S. Marketwide Portfolio Shares, (iii) the LD U.S. Marketwide Value Portfolio Shares and (iv) the HD U.S. Marketwide Value Portfolio Shares

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.2.

(3)	Articles of amendment as filed with the Maryland Secretary of State on October 25, 2004 re: the name change of the:
*	AAM/DFA International High Book to Market Portfolio to the LWAS/DFA International High Book to Market Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.3.

(4)	Articles Supplementary filed with the Maryland Secretary of State re: the addition of the:
*	Shares of Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 14, 2005.

(5)	Articles Supplementary filed with the Maryland Secretary of State re: the authorization of 40 billion additional shares of common stock:

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.5.

(b)	By-Laws.

Amended and Restated By-Laws of the Registrant.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 29, 2004.

(c)	Instruments Defining the Rights of Securityholders.
(1)	See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant’s Articles of Restatement dated August 11, 2003.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987 re: the:

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*	DFA Five-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994 re: the:
*	VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:
*	DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
*	Large Cap International Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(e)	Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992.
*	DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
*	DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

2

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA Large Value Portfolio (formerly known as the DFA Global Value Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA Small Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA International Small Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(l)	Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
*	International Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

3

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);
*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and
*	Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name changes:
*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:
*	DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 14, 2005.

(2)	Sub-advisory Agreements.
(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*	VA International Small Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

4

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*	VA International Small Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 1999.

(e)	Underwriting Contracts.

(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Plans.

Not Applicable.

(g)	Custodian Agreements.
(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:
*	Enhanced U.S. Large Company Portfolio;
*	DFA Two-Year Corporate Fixed Income Portfolio; and
*	DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to Registration Statement of the Registrant on form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(2)	Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:
*	U.S. 9-10 Small Company Portfolio;
*	U.S. Large Company Portfolio;

5

*	DFA One-Year Fixed Income Portfolio;
*	DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
*	DFA Five-Year Government Portfolio

Previously filed with this registration statement and incorporated herein by reference.

(a)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

6

*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio;

and the reflection of the following name changes:

*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(h)	Addendum Number Eight re: the addition of the:
*	DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Form of Addendum Number Nine re: the addition of the:
*	Emerging Markets Core Equity Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.g.2.i.

(h)	Other Material Contracts.
(1)	Transfer Agency Agreement.

Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(a)	Addendum Number One

7

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

8

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio
and	the reflection of the following name changes:
*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*	DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:
*	Emerging Markets Core Equity Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.1.j.

(2)	Administration and Accounting Agreement

Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

9

(a)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

10

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*	DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:
*	Emerging Markets Core Equity Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.2.j.

(3)	Administration Agreements.

Administration Agreements between the Registrant and DFA.

(a)	Dated January 6, 1993 re: the
*	DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999

11

(b)	Dated August 8, 1996 re: the:
*	Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(c)	Dated August 8, 1996 re: the
*	United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(d)	Dated August 8, 1996 re: the
*	Continental Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(e)	Dated December 1, 1995 re: the:
*	U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(f)	Dated August 8, 1996 re: the
*	Pacific Rim Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(g)	Dated January 6, 1993 re: the
*	U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

12

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(h)	Dated January 6, 1993 re: the:
*	U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(i)	Dated January 6, 1993 re: the:
*	U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(j)	Dated February 8, 1996 re: the
*	RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.

13

File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(k)	Dated March 30, 1994 re:
*	Emerging Markets Portfolios

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(l)	Dated February 8, 1996 re: the:
*	Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(m)	Dated February 8, 1996 re: the
*	DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(n)	Dated August 8, 1996 re: the:
*	International Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(o)	Dated December 19, 1996 re: the:
*	Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(p)	Dated November 30, 1997 re: the:
*	U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Form of Addendum Number One re: the reflection of the following name change:

14

*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 23, 2001.

(q)	Dated November 30, 1997 re: the:
*	U.S. Small XM Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(r)	Dated November 30, 1997 re: the:
*	Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(s)	Dated December 8, 1998 re: the:
*	Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(t)	Form of Dated August 1, 2001 re: the:
*	Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 18, 2001.

(1)	Addendum Number One re: the reflection of the following name change:

15

*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(4)	Other.
(a)	Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:
*	RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(d)	Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA. dated July 19, 2002.

16

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.i.1.

(j)	Other Opinions.
(1)	Consents of PricewaterhouseCoopers

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.j.1.

(2)	Consent of PricewaterhouseCoopers re: the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 44/45 to the Dimensional Investment Group Inc.’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2005

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.

Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

Not Applicable

(n)	Plans pursuant to Rule 18f-3.

(1)	Multiple Class Plan Pursuant to Rule 18f-3, adopted April 1, 2004, re: the:
*	U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 71/72 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 28, 2004.

(o)	Powers-of-Attorney.
(1)	Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated October 13, 2000.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 62/63 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 10, 2001.

17

(2)	Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated January 24, 2001.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(3)	Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated December 19, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 29, 2004.

(p)	Codes of Ethics.
(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 29, 2004.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 25.	INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

18

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
(a)	Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(b)	The Sub-Advisor for the VA International Small Portfolio of the Registrant is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 14 Berkeley Street, London W1X 5AD, England. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)	The Sub-Advisor for the VA International Small Portfolio of the Registrant is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

Item 27.	Principal Underwriters.
(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc.

(b)	The following tables sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons:

19

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401	Chairman, Director, President, Chief Executive Officer and Chief Investment Officer	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer

Rex A. Sinquefield 1299 Ocean Avenue Santa Monica, CA 90401	Chairman and Director	Chairman and Director/Trustee

Eugene F. Fama Sr. Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637	Director	None

John A. McQuown c/o KMV Corporation 1620 Montgomery Street Suite 140 San Francisco, CA 94111	Director	None

Arthur H. Barlow 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Valerie A. Brown 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Stephen A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Truman A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

James L. Davis 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert T. Deere 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert W. Dintzer 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

20

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Richard A. Eustice 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Eugene F. Fama, Jr. 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert M. Fezekas 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Damon S. Fisher 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Gretchen A. Flicker 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Glenn S. Freed 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Henry F. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kamyab Hashemi-Nejad 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Controller and Assistant Treasurer	Vice President, Controller and Assistant Treasurer

Christine W. Ho 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Jeff J. Jeon 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Patrick M. Keating 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joseph F. Kolerich 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

David M. New 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

21

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Catherine L. Newell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Secretary and General Counsel	Vice President, Secretary and General Counsel

David A. Plecha 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Eduardo A. Repetto 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael T. Scardina 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer

David E. Schneider 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

John C. Siciliano 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jeanne C. Sinquefield, Ph.D 1299 Ocean Avenue Santa Monica, CA 90401	Executive Vice President	Executive Vice President

Grady M. Smith 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Carl G. Snyder 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Lawrence R. Spieth 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	None

Bradley G. Steiman Suite 910, 1055 West Hastings Vancouver, B.C. V6E 2E9	Vice President	None

Karen E. Umland 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carol W. Wardlaw 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	None

22

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Weston J. Wellington 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Daniel M. Wheeler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Dimensional Fund Advisors Inc. 1299 Ocean Avenue Santa Monica, CA 90401	Shareholder

(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	1299 Ocean Avenue 11th Floor Santa Monica, CA 90401
PFPC Inc.	301 Bellevue Parkway, Wilmington, DE 19809

ITEM 29.	MANAGEMENT SERVICES.

    None.

ITEM 30.	UNDERTAKINGS.

    Not Applicable.

23

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 75/76 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of the 30th day of March, 2005.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)

By:	/s/David G. Booth *
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 75/76 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/David G. Booth	*	President, Director, Chairman, Chief Executive Officer and Chief Investment Officer	March 30, 2005
David G. Booth

/s/Rex A. Sinquefield	*	Director and Chairman	March 30, 2005
Rex A. Sinquefield

/s/Michael T. Scardina	*	Chief Financial Officer, Treasurer and Vice President	March 30, 2005
Michael T. Scardina

/s/George M. Constantinides	*	Director	March 30, 2005
George M. Constantinides

/s/John P. Gould	*	Director	March 30, 2005
John P. Gould

/s/Roger G. Ibbotson	*	Director	March 30, 2005
Roger G. Ibbotson

/s/Robert C. Merton	*	Director	March 30, 2005
Robert C. Merton

/s/Myron S. Scholes	*	Director	March 30, 2005
Myron S. Scholes

/s/Abbie J. Smith	*	Director	March 30, 2005
Abbie J. Smith

* By:	/s/Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

24

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, State of California, as of the 30th day of March, 2005.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ David G. Booth *
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 75/76 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature		Title	Date

/s/David G. Booth	*	President, Trustee, Chairman, Chief Executive Officer and Chief Investment Officer	March 30, 2005
David G. Booth

/s/Rex A. Sinquefield	*	Trustee and Chairman	March 30, 2005
Rex A. Sinquefield

/s/Michael T. Scardina	*	Chief Financial Officer, Treasurer and Vice President	March 30, 2005
Michael T. Scardina

/s/George M. Constantinides	*	Trustee	March 30, 2005
George M. Constantinides

/s/John P. Gould	*	Trustee	March 30, 2005
John P. Gould

/s/Roger G. Ibbotson	*	Trustee	March 30, 2005
Roger G. Ibbotson

/s/Robert C. Merton	*	Trustee	March 30, 2005
Robert C. Merton

/s/Myron S. Scholes	*	Trustee	March 30, 2005
Myron S. Scholes

/s/Abbie J. Smith	*	Trustee	March 30, 2005
Abbie J. Smith

*By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

25

DIMENSIONAL EMERGING MARKETS VALUE FUND, INC. consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, State of California, as of the 30th day of March, 2005.

DIMENSIONAL EMERGING MARKETS VALUE FUND, INC.
(Registrant)

By:	/s/ David G. Booth *
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of DIMENSIONAL EMERGING MARKETS VALUE FUND, INC. consent to the filing of this Post-Effective Amendment No. 75/76 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature		Title	Date

/s/David G. Booth	*	President, Director, Chairman, Chief Executive Officer and Chief Investment Officer	March 30, 2005
David G. Booth

/s/Rex A. Sinquefield	*	Director and Chairman	March 30, 2005
Rex A. Sinquefield

/s/Michael T. Scardina	*	Chief Financial Officer, Treasurer and Vice President	March 30, 2005
Michael T. Scardina

/s/George M. Constantinides	*	Director	March 30, 2005
George M. Constantinides

/s/John P. Gould	*	Director	March 30, 2005
John P. Gould

/s/Roger G. Ibbotson	*	Director	March 30, 2005
Roger G. Ibbotson

/s/Robert C. Merton	*	Director	March 30, 2005
Robert C. Merton

/s/Myron S. Scholes	*	Director	March 30, 2005
Myron S. Scholes

/s/Abbie J. Smith	*	Director	March 30, 2005
Abbie J. Smith

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

26

EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description

23(a)(2)	EX-99.a.2	Articles Supplementary
23(a)(3)	EX-99.a.3	Articles of Amendment
23(a)(5)	EX-99.a.5	Articles Supplementary
23(g)(2)(i)	EX-99.g.2.i	Form of Addendum Number Nine to Custodian Agreement
23(h)(1)(j)	EX-99.h.1.j	Form of Addendum Number Ten to Transfer Agency Agreement
23(h)(2)(j)	EX-99.h.2.j	Form of Addendum Number Ten to Administration and Accounting Services Agreement
23(i)(1)	EX-99.i.1	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
23(j)(1)	EX-99.j.1	Consents of PricewaterhouseCoopers

27